UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management LLC

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices)(Zip code)

Julia Short

President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006	Thomas S. Harman, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Capital Innovations Global Resources and Infrastructure Fund

	Shares	Value($)
Common Stocks 97.3%
Consumer Staples 5.2%
Archer-Daniels-Midland Co.	2,090	95,409
Bunge Ltd.	1,605	115,945
Pilgrim’s Pride Corp.	5,980	113,560

		324,914

Energy 43.1%
Anadarko Petroleum Corp.	2,535	176,766
BP PLC SP ADR	3,825	142,978
Canadian Natural Resources Ltd.	1,899	60,540
Cheniere Energy, Inc.*	2,000	82,860
Chevron Corp.	760	89,452
ConocoPhillips	820	41,115
Eni SpA SP ADR	1,860	59,966
EOG Resources, Inc.	635	64,199
Exxon Mobil Corp.	2,220	200,377
Fairmount Santrol Holdings, Inc.*	10,040	118,372
Gazprom PJSC SP ADR	13,550	68,970
Halliburton Co.	3,250	175,792
Lukoil PJSC SP ADR	785	44,054
Marathon Petroleum Corp.	2,495	125,623
Nabors Industries Ltd.	9,775	160,310
PetroChina Co. Ltd. ADR	450	33,165
Petroleo Brasileiro SA SP ADR*	4,485	45,343
Pioneer Natural Resources Co.	655	117,946
PrairieSky Royalty Ltd.	20	476
Royal Dutch Shell PLC SP ADR	1,695	92,174
Sasol Ltd. SP ADR	2,650	75,764
Schlumberger Ltd.	1,050	88,148
Suncor Energy, Inc.	3,110	101,666
Tesoro Corp.	1,050	91,822
Total SA SP ADR	2,374	121,003
Transocean Ltd.*	3,000	44,220
Ultrapar Participacoes SA SP ADR	3,805	78,916
Valero Energy Corp.	1,220	83,350
Whiting Petroleum Corp.*	9,060	108,901

		2,694,268

Financials 1.0%
Weyerhaeuser Co., REIT	2,130	64,092

Industrials 3.4%
Deere & Co.	1,140	117,465
Grupo Aeroportuario del Sureste SAB de CV ADR	335	48,203

See Notes to Schedules of Portfolio Investments.

Kansas City Southern	575	48,789

		214,457

Materials 44.6%
Agrium, Inc.	450	45,247
Air Products & Chemicals, Inc.	685	98,517
AK Steel Holding Corp.*	6,545	66,824
Albemarle Corp.	1,235	106,309
Alcoa Corp.	2,748	77,164
ArcelorMittal*	13,180	96,214
BHP Billiton Ltd. SP ADR	5,845	209,134
CF Industries Holdings, Inc.	2,125	66,895
E.I. du Pont de Nemours & Co.	1,060	77,804
Freeport-McMoRan, Inc.*	7,100	93,649
Glencore PLC*	76,000	259,773
International Paper Co.	495	26,265
KapStone Paper and Packaging Corp.	5,955	131,308
Martin Marietta Materials, Inc.	260	57,598
Monsanto Co.	1,650	173,596
Mosaic Co. (The)	1,710	50,154
Newmont Mining Corp.	3,400	115,838
Nucor Corp.	1,590	94,637
Packaging Corp. of America	540	45,803
Platinum Group Metals Ltd.*	6,700	9,581
Potash Corp. of Saskatchewan, Inc.	4,140	74,892
Rio Tinto PLC SP ADR	2,600	99,996
Silver Wheaton Corp.	2,640	51,005
Smurfit Kappa Group PLC	3,000	69,655
Southern Copper Corp.	1,835	58,610
Steel Dynamics, Inc.	1,460	51,947
Syngenta AG ADR	2,120	167,586
Turquoise Hill Resources Ltd.*	14,000	45,220
United States Steel Corp.	2,390	78,894
Vale SA SP ADR	10,000	76,200
West Fraser Timber Co. Ltd.	1,630	58,285
WestRock Co.	1,000	50,770

		2,785,370

Total Common Stocks (Cost $5,323,043)		6,083,101

Money Market Fund 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(a)	131,050	131,050

Total Money Market Fund (Cost $131,050)		131,050

Total Investments (Cost $5,454,093) — 99.4%		6,214,151
Other Assets in Excess of Liabilities — 0.6%		38,426

Net Assets — 100.0%		$6,252,577

*	Non-income producing security.
(a)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviation

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
SAB de CV	– Sociedad Anónima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Ceredex Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks 99.4%
Consumer Discretionary 5.9%
Comcast Corp., Cl A	769,103	53,106,562
Johnson Controls International PLC	724,286	29,833,340
Macy’s, Inc.	609,249	21,817,207
Walt Disney Co. (The)	209,670	21,851,808

		126,608,917

Consumer Staples 4.7%
Campbell Soup Co.	378,226	22,871,326
ConAgra Foods, Inc.	577,162	22,826,757
Procter & Gamble Co. (The)	655,303	55,097,877

		100,795,960

Energy 14.2%
Chevron Corp.(a)	751,994	88,509,694
EOG Resources, Inc.	303,854	30,719,639
Exxon Mobil Corp.(a)	919,015	82,950,294
Royal Dutch Shell PLC SP ADR, Cl B	855,690	49,604,349
Schlumberger Ltd.	655,825	55,056,509

		306,840,485

Financials 30.6%
Allstate Corp. (The)	393,583	29,172,372
Aon PLC	244,325	27,249,567
BlackRock, Inc.	173,421	65,993,627
Capital One Financial Corp.	436,400	38,071,536
Chubb Ltd.	335,294	44,299,043
Citigroup, Inc.	917,390	54,520,488
Crown Castle International Corp., REIT	520,609	45,173,243
JPMorgan Chase & Co.	905,850	78,165,797
MetLife, Inc.	878,645	47,350,179
Progressive Corp. (The)	1,008,920	35,816,660
Public Storage, REIT	181,134	40,483,449
U.S. Bancorp	1,337,053	68,684,413
Wells Fargo & Co.	1,032,058	56,876,716
Willis Towers Watson PLC	231,535	28,312,100

		660,169,190

Health Care 9.8%
Agilent Technologies, Inc.	474,245	21,606,602
Cigna Corp.	398,496	53,155,382
Johnson & Johnson	381,557	43,959,182
Pfizer, Inc.	842,830	27,375,118
UnitedHealth Group, Inc.	411,835	65,910,073

		212,006,357

See Notes to Schedules of Portfolio Investments.

Industrials 11.6%
Eaton Corp. PLC	485,650	32,582,258
FedEx Corp.	167,194	31,131,523
General Electric Co.	1,756,636	55,509,698
Honeywell International, Inc.	421,211	48,797,294
PACCAR, Inc.	539,880	34,498,332
United Technologies Corp.	441,210	48,365,440

		250,884,545

Information Technology 13.6%
Apple, Inc.	339,750	39,349,845
Applied Materials, Inc.	920,370	29,700,340
Cisco Systems, Inc.	1,010,519	30,537,884
Intel Corp.	920,853	33,399,338
Microsoft Corp.	1,054,657	65,536,386
Oracle Corp.	1,416,339	54,458,234
Texas Instruments, Inc.	551,012	40,207,346

		293,189,373

Materials 3.3%
Dow Chemical Co. (The)	665,227	38,064,289
PPG Industries, Inc.	350,520	33,215,275

		71,279,564

Telecommunication Services 2.6%
Verizon Communications, Inc.	1,069,971	57,115,052

Utilities 3.1%
Edison International	466,070	33,552,379
NextEra Energy, Inc.(a)	279,479	33,386,563

		66,938,942

Total Common Stocks (Cost $1,658,134,774)		2,145,828,385

Money Market Fund 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(b)	22,076,317	22,076,317

Total Money Market Fund (Cost $22,076,317)		22,076,317

Total Investments (Cost $1,680,211,091) — 100.4%		2,167,904,702
Liabilities in Excess of Other Assets — (0.4)%		(8,320,007)

Net Assets — 100.0%		$2,159,584,695

(a)	The security or a partial position of the security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016 was $9,007,799. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,202,552. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016 (See Note 2(i)).
(b)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviations

REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Ceredex Mid-Cap Value Equity Fund

	Shares	Value($)
Common Stocks 96.7%
Consumer Discretionary 5.2%
Hanesbrands, Inc.	2,650,000	57,160,500
Marriott International, Inc., Cl A	350,000	28,938,000
Ralph Lauren Corp.(a)	655,000	59,159,600
Williams-Sonoma, Inc.(a)	520,000	25,162,800

		170,420,900

Consumer Staples 2.2%
Campbell Soup Co.	700,000	42,329,000
ConAgra Foods, Inc.	750,000	29,662,500

		71,991,500

Energy 11.2%
Baker Hughes, Inc.	770,000	50,026,900
Cabot Oil & Gas Corp.	1,700,000	39,712,000
Devon Energy Corp.	1,000,000	45,670,000
Marathon Petroleum Corp.	1,000,000	50,350,000
Noble Energy, Inc.	1,300,000	49,478,000
Patterson-UTI Energy, Inc.	1,100,000	29,612,000
Pioneer Natural Resources Co.(a)	280,000	50,419,600
Williams Cos., Inc. (The)	1,740,000	54,183,600

		369,452,100

Financials 31.6%
Allstate Corp. (The)	850,000	63,002,000
American Campus Communities, Inc., REIT	535,000	26,626,950
Ameriprise Financial, Inc.	300,000	33,282,000
BankUnited, Inc.	1,450,000	54,650,500
Citizens Financial Group, Inc.	1,350,000	48,100,500
Cousins Properties, Inc., REIT	4,250,000	36,167,500
CyrusOne, Inc., REIT	900,000	40,257,000
General Growth Properties, Inc., REIT	1,325,000	33,098,500
Hartford Financial Services Group, Inc. (The)	1,350,000	64,327,500
KeyCorp	2,750,000	50,242,500
Lazard Ltd., Cl A	1,600,000	65,744,000
Life Storage, Inc., REIT	435,000	37,088,100
MB Financial, Inc.	1,137,800	53,738,294
Medical Properties Trust, Inc., REIT	2,400,000	29,520,000
Mid-America Apartment Communities, Inc., REIT	335,000	32,803,200
National Retail Properties, Inc. REIT	650,000	28,730,000
Progressive Corp. (The)	1,865,000	66,207,500
Synchrony Financial	1,450,000	52,591,500
Weyerhaeuser Co., REIT	1,750,000	52,657,500
Willis Towers Watson PLC	470,000	57,471,600
XL Group Ltd.	1,950,000	72,657,000

See Notes to Schedules of Portfolio Investments.

Zions Bancorp.	1,000,000	43,040,000

		1,042,003,644

Health Care 8.4%
Agilent Technologies, Inc.	1,150,000	52,394,000
AmerisourceBergen Corp.	425,000	33,230,750
Cigna Corp.	870,000	116,049,300
Cooper Cos., Inc. (The)	150,000	26,239,500
STERIS PLC	715,000	48,183,850

		276,097,400

Industrials 12.0%
Alaska Air Group, Inc.	550,000	48,801,500
Allison Transmission Holdings, Inc.	1,100,000	37,059,000
AMETEK, Inc.	860,000	41,796,000
Donaldson Co., Inc.	425,000	17,884,000
Fortive Corp.	815,000	43,708,450
Hubbell, Inc.	250,000	29,175,000
Macquarie Infrastructure Corp.	350,000	28,595,000
Pentair PLC	720,000	40,370,400
Rockwell Automation, Inc.	100,000	13,440,000
Rockwell Collins, Inc.	300,000	27,828,000
Textron, Inc.	790,000	38,362,400
Xylem, Inc.	565,000	27,978,800

		394,998,550

Information Technology 9.0%
Analog Devices, Inc.	810,000	58,822,200
Applied Materials, Inc.	1,200,000	38,724,000
Cypress Semiconductor Corp.(a)	7,450,000	85,228,000
Fair Isaac Corp.	220,900	26,335,698
Harris Corp.	360,000	36,889,200
NetApp, Inc.	350,000	12,344,500
Western Digital Corp.	560,000	38,052,000

		296,395,598

Materials 6.4%
Eagle Materials, Inc.	165,000	16,257,450
International Paper Co.	700,000	37,142,000
Martin Marietta Materials, Inc.	75,000	16,614,750
PPG Industries, Inc.	515,000	48,801,400
Sherwin-Williams Co. (The)	190,000	51,060,600
Valvoline, Inc.(a)	1,980,000	42,570,000

		212,446,200

Telecommunication Services 0.7%
CenturyLink, Inc.	1,050,000	24,969,000

Utilities 10.0%
American Water Works Co., Inc.	700,000	50,652,000
CMS Energy Corp.	600,000	24,972,000
Edison International	650,000	46,793,500
Great Plains Energy, Inc.	1,550,000	42,392,500
NextEra Energy Partners LP	1,450,000	37,033,000
PG&E Corp.	1,085,000	65,935,450

See Notes to Schedules of Portfolio Investments.

Sempra Energy	610,000	61,390,400

		329,168,850

Total Common Stocks (Cost $2,716,776,140)		3,187,943,742

Money Market Funds 4.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(b)	132,795,198	132,795,198
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.42%(b)(c)	27,959,321	27,959,321

Total Money Market Funds (Cost $160,754,519)		160,754,519

Total Investments (Cost $2,877,530,659) — 101.6%		3,348,698,261
Liabilities in Excess of Other Assets — (1.6)%		(51,803,312)

Net Assets — 100.0%		$3,296,894,949

(a)	The security or a partial position of the security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016 was $43,158,039.
(b)	Rate disclosed, the 7 day yield, is as of December 31, 2016.
(c)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $44,157,821. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $16,198,500. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016 (See Note 2(i)).

Investment Abbreviation

REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Ceredex Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.1%
Consumer Discretionary 19.3%
AMC Entertainment Holdings, Inc., Cl A	832,240	28,004,876
Bloomin’ Brands, Inc.	950,500	17,137,515
Chico’s FAS, Inc.	1,063,500	15,303,765
Guess?, Inc.	1,095,554	13,256,203
HSN, Inc.	601,060	20,616,358
Lithia Motors, Inc., Cl A	203,500	19,704,905
Matthews International Corp., Cl A	45,140	3,469,009
Meredith Corp.	9,890	584,994
Papa John’s International, Inc.	239,700	20,513,526
Regal Entertainment Group, Cl A	626,600	12,907,960
Ruth’s Hospitality Group, Inc.	174,770	3,198,291
Scholastic Corp.	187,190	8,889,653
Sonic Automotive, Inc., Cl A	689,870	15,798,023
Tupperware Brands Corp.	65,000	3,420,300
Wolverine World Wide, Inc.	19,800	434,610

		183,239,988

Consumer Staples 7.7%
B&G Foods, Inc.	567,900	24,874,020
Calavo Growers, Inc.	22,800	1,399,920
Energizer Holdings, Inc.	688,600	30,718,446
Inter Parfums, Inc.	209,500	6,861,125
J&J Snack Foods Corp.	39,300	5,243,799
PriceSmart, Inc.	22,500	1,878,750
Sanderson Farms, Inc.	24,601	2,318,398

		73,294,458

Energy 0.4%
Bristow Group, Inc.	206,560	4,230,349

Financials 22.7%
Alexander & Baldwin, Inc.	288,410	12,940,957
Banco Latinoamericano de Expectaciones SA, Cl E	49,970	1,471,117
Bank of Hawaii Corp.	249,840	22,158,309
Cohen & Steers, Inc.	336,300	11,299,680
Cousins Properties, Inc., REIT	967,372	8,232,336
DiamondRock Hospitality Co., REIT	93,300	1,075,749
Education Realty Trust, Inc., REIT	471,800	19,957,140
Evercore Partners, Inc., Cl A	340,220	23,373,114
Hanover Insurance Group, Inc. (The)	218,870	19,919,359
Horace Mann Educators Corp.	348,300	14,907,240
Medical Properties Trust, Inc., REIT	1,665,930	20,490,939
Monmouth Real Estate Investment Corp., REIT	57,550	877,062
Oppenheimer Holdings, Inc., Cl A	12,610	234,546

See Notes to Schedules of Portfolio Investments.

Outfront Media, Inc., REIT	799,295	19,878,467
Primerica, Inc.	106,600	7,371,390
Tanger Factory Outlet Centers, Inc., REIT	310,100	11,095,378
Trust Co Bank Corp. NY	170,850	1,494,937
UMB Financial Corp.	243,350	18,767,152

		215,544,872

Health Care 5.6%
Ensign Group, Inc. (The)	143,640	3,190,245
Hill-Rom Holdings, Inc.	457,930	25,708,190
Landauer, Inc.	229,240	11,026,444
Phibro Animal Health Corp., Cl A	454,400	13,313,920

		53,238,799

Industrials 28.7%
AAR Corp.	285,170	9,424,869
ABM Industries, Inc.	386,527	15,785,763
Advanced Drainage Systems, Inc.	10,900	224,540
Badger Meter, Inc.	360,082	13,305,030
BWX Technologies, Inc.	142,400	5,653,280
China Yuchai International Ltd.	61,190	845,034
CLARCOR, Inc.	286,250	23,607,037
Covanta Holding Corp.	1,073,700	16,749,720
Cubic Corp.	348,400	16,705,780
EMCOR Group, Inc.	235,040	16,631,430
Forward Air Corp.	378,800	17,947,544
Granite Construction, Inc.	38,740	2,130,700
Herman Miller, Inc.	649,480	22,212,216
Interface, Inc.	144,661	2,683,462
ITT, Inc.	130,857	5,047,154
Kelly Services, Inc., Cl A	793,510	18,187,249
Kforce, Inc.	319,000	7,368,900
Knoll, Inc.	494,700	13,816,971
Luxfer Holdings PLC ADR	159,710	1,739,242
MSA Safety, Inc.	29,302	2,031,508
Mueller Water Products, Inc., Cl A	1,535,530	20,437,904
Multi-Color Corp.	105,900	8,217,840
NN, Inc.	122,400	2,331,720
Sun Hydraulics Corp.	26,120	1,044,016
Tennant Co.	34,080	2,426,496
Tetra Tech, Inc.	394,000	17,001,100
Viad Corp.	188,090	8,294,769

		271,851,274

Information Technology 8.1%
Black Box Corp.	45,600	695,400
Daktronics, Inc.	513,450	5,493,915
Fair Isaac Corp.	388,150	46,275,243
Plantronics, Inc.	445,660	24,404,341

		76,868,899

Materials 2.4%
Carpenter Technology Corp.	198,300	7,172,511

See Notes to Schedules of Portfolio Investments.

Haynes International, Inc.	97,630	4,197,114
Hecla Mining Co.	2,179,640	11,421,313

		22,790,938

Utilities 3.2%
ALLETE, Inc.	169,340	10,869,935
California Water Service Group	321,790	10,908,681
NorthWestern Corp.	142,400	8,098,288

		29,876,904

Total Common Stocks (Cost $689,848,124)		930,936,481

Money Market Fund 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(a)	21,565,525	21,565,525

Total Money Market Fund (Cost $21,565,525)		21,565,525

Total Investments (Cost $711,413,649) — 100.4%		952,502,006
Liabilities in Excess of Other Assets — (0.4)%		(3,959,370)

Net Assets — 100.0%		$948,542,636

(a)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviations

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Innovative Growth Stock Fund

	Shares	Value($)
Common Stocks 99.4%
Consumer Discretionary 30.6%
Amazon.com, Inc.*	1,650	1,237,285
Chipotle Mexican Grill, Inc.*	800	301,856
Lululemon Athletica, Inc.*	5,000	324,950
Netflix, Inc.*	10,000	1,238,000
Priceline Group, Inc. (The)*	375	549,773
Shake Shack, Inc., Cl A*	7,300	261,267
Tesla Motors, Inc.*	5,100	1,089,819
Ulta Salon Cosmetics & Fragrance, Inc.*	1,100	280,434
Under Armour, Inc., Cl A*	7,000	203,350
Under Armour, Inc., Cl C*	5,400	135,918

		5,622,652

Financials 11.1%
Bank of the Ozarks, Inc.	5,200	273,468
Charles Schwab Corp. (The)	20,400	805,188
First Republic Bank	4,850	446,879
Signature Bank*	3,400	510,680

		2,036,215

Health Care 18.3%
Alexion Pharmaceuticals, Inc.*	3,900	477,165
BioMarin Pharmaceutical, Inc.*	2,300	190,532
Celgene Corp.*	6,800	787,100
DexCom, Inc.*	5,900	352,230
Exact Sciences Corp.*	22,000	293,920
Medidata Solutions, Inc.*	7,000	347,690
Nevro Corp.*	2,800	203,448
Regeneron Pharmaceuticals, Inc.*	1,450	532,281
Zeltiq Aesthetics, Inc.*	4,262	185,482

		3,369,848

Industrials 7.5%
Acuity Brands, Inc.	1,200	277,032
XPO Logistics, Inc.*	25,300	1,091,948

		1,368,980

Information Technology 31.9%
Adobe Systems, Inc.*	2,050	211,047
Alphabet, Inc., Cl A*	700	554,715
Ellie Mae, Inc.*	6,300	527,184
Facebook, Inc., Cl A*	8,000	920,400
MercadoLibre, Inc.	4,350	679,209
Monolithic Power Systems, Inc.	6,500	532,545
Palo Alto Networks, Inc.*	5,200	650,260
Pandora Media, Inc.*	20,000	260,800

See Notes to Schedules of Portfolio Investments.

Proofpoint, Inc.*	1,300	91,845
Salesforce.com, Inc.*	3,000	205,380
ServiceNow, Inc.*	5,050	375,417
Shopify, Inc., Cl A*	2,500	107,175
Zillow Group, Inc., Cl C*	20,100	733,047

		5,849,024

Total Common Stocks (Cost $9,772,132)		18,246,719

Money Market Fund 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(a)	127,090	127,090

Total Money Market Fund (Cost $127,090)		127,090

Total Investments (Cost $9,899,222) — 100.1%		18,373,809
Liabilities in Excess of Other Assets — (0.1)%		(11,091)

Net Assets — 100.0%		$18,362,718

*	Non-income producing security.
(a)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

International Equity Fund

	Shares	Value($)
Common Stocks 95.5%
Australia 4.0%
CSL Ltd.	39,382	2,853,655

Bermuda 2.2%
Lazard Ltd., Cl A	39,125	1,607,646

Brazil 2.1%
Ambev SA ADR	301,184	1,478,813

Canada 7.0%
Canadian Pacific Railway Ltd.	20,374	2,908,796
Constellation Software, Inc.	4,535	2,060,771

		4,969,567

China 6.4%
Ctrip.com International Ltd. ADR*(a)	51,136	2,045,440
Kaisa Group Holdings Ltd.*(a)(b)(c)	423,000	85,097
Tencent Holdings Ltd.	98,540	2,410,605

		4,541,142

Denmark 7.6%
Chr. Hansen Holding A/S	30,914	1,711,924
Coloplast A/S, Cl B	30,656	2,067,463
Novozymes A/S, Cl B	47,466	1,636,527

		5,415,914

France 8.0%
Essilor International SA	16,607	1,876,625
Hermes International	4,116	1,689,756
LVMH Moet Hennessy Louis Vuitton SE	11,362	2,169,583

		5,735,964

Germany 2.2%
Adidas AG	10,022	1,584,032

Hong Kong 0.3%
AIA Group Ltd.	36,319	204,908

India 2.9%
HDFC Bank Ltd. ADR	34,155	2,072,525

Ireland 9.7%
Accenture PLC, Cl A(a)	25,515	2,988,572
Experian PLC	124,108	2,407,443
ICON PLC*	20,573	1,547,090

		6,943,105

Italy 2.2%
Luxottica Group SpA	29,458	1,584,559

See Notes to Schedules of Portfolio Investments.

Japan 5.6%
Keyence Corp.	3,630	2,490,918
Sysmex Corp.	26,240	1,519,955

		4,010,873

Mexico 1.3%
Wal-Mart de Mexico SAB de CV	520,990	932,420

Netherlands 5.7%
Core Laboratories NV	20,764	2,492,510
Yandex NV, Cl A*	79,529	1,600,919

		4,093,429

South Africa 2.3%
Shoprite Holdings Ltd.	130,573	1,630,148

Spain 1.6%
Industria de Diseno Textil SA	32,541	1,110,867

Switzerland 11.8%
Chubb Ltd.	25,947	3,428,118
Nestle SA	40,794	2,926,448
SGS SA	1,006	2,046,972

		8,401,538

Taiwan 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	110,860	3,187,225

United Kingdom 8.1%
Compass Group PLC	137,706	2,547,330
Reckitt Benckiser Group PLC	37,951	3,220,637

		5,767,967

Total Common Stocks (Cost $67,726,837)		68,126,297

Money Market Funds 5.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(d)	3,963,680	3,963,680
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.42%(d)(e)	10,572	10,572

Total Money Market Funds (Cost $3,974,252)		3,974,252

Total Investments (Cost $71,701,089) — 101.1%		72,100,549
Liabilities in Excess of Other Assets — (1.1)%		(772,140)

Net Assets — 100.0%		$71,328,409

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016 was $1,943,654.
(b)	Valued at fair value using procedures approved by the Board (See Notes 2(a)).
(c)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(d)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

See Notes to Schedules of Portfolio Investments.

(e)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $2,006,305. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,995,733. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016 (See Note 2(i)).

Investment Abbreviations

ADR	– American Depositary Receipt
SAB de CV	– Sociedad Anónima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Silvant Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 98.7%
Consumer Discretionary 26.2%
Adient PLC*	3,937	230,708
Amazon.com, Inc.*	15,059	11,292,292
Chipotle Mexican Grill, Inc.*(a)	6,389	2,410,697
Comcast Corp., Cl A	61,038	4,214,674
DR Horton, Inc.	94,203	2,574,568
Harman International Industries, Inc.	18,438	2,049,568
Johnson Controls International PLC	39,367	1,621,527
L Brands, Inc.	18,497	1,217,842
Las Vegas Sands Corp.(a)	28,833	1,539,971
Netflix, Inc.*	22,630	2,801,594
NIKE, Inc., Cl B	56,289	2,861,170
Priceline Group, Inc. (The)*(a)	4,667	6,842,102
Royal Caribbean Cruises Ltd.	53,843	4,417,280
Starbucks Corp.	98,723	5,481,101
Ulta Salon Cosmetics & Fragrance, Inc.*	9,091	2,317,660
Under Armour, Inc., Cl C*	71,010	1,787,322
Under Armour, Inc., Cl A*(a)	70,510	2,048,315
		55,708,391
Consumer Staples 6.7%
Blue Buffalo Pet Products, Inc.*	79,960	1,922,238
Colgate-Palmolive Co.	58,396	3,821,434
Costco Wholesale Corp.	28,941	4,633,744
Estee Lauder Cos., Inc. (The), Cl A	35,307	2,700,633
WhiteWave Foods Co. (The)*	21,223	1,179,999
		14,258,048
Energy 3.3%
Devon Energy Corp.	60,006	2,740,474
EOG Resources, Inc.	41,323	4,177,755
		6,918,229
Financials 5.4%
Charles Schwab Corp. (The)	87,185	3,441,192
Discover Financial Services	42,957	3,096,770
Equinix, Inc., REIT	6,120	2,187,349
Morgan Stanley	65,744	2,777,684
		11,502,995
Health Care 13.3%
Alexion Pharmaceuticals, Inc.*	36,235	4,433,352
Biogen, Inc.*	13,381	3,794,584
Bristol-Myers Squibb Co.	63,236	3,695,512
Edwards Lifesciences Corp.*	41,580	3,896,046
Gilead Sciences, Inc.	88,679	6,350,303

See Notes to Schedules of Portfolio Investments.

HCA Holdings, Inc.*(a)	25,431	1,882,403
McKesson Corp.(a)	16,237	2,280,487
Shire PLC ADR	10,648	1,814,206
		28,146,893
Industrials 9.2%
A.O. Smith Corp.	48,215	2,282,980
Fortune Brands Home & Security, Inc.	45,631	2,439,433
HD Supply Holdings, Inc.*	72,131	3,066,289
Honeywell International, Inc.	42,604	4,935,674
IHS Markit Ltd.*	38,968	1,379,857
J.B. Hunt Transport Services, Inc.	21,348	2,072,250
Waste Management, Inc.	22,955	1,627,739
Xylem, Inc.	33,107	1,639,459

		19,443,681
Information Technology 32.8%
Adobe Systems, Inc.*	34,246	3,525,626
Alphabet, Inc., Cl C*	10,174	7,852,497
Alphabet, Inc., Cl A*	9,907	7,850,802
Analog Devices, Inc.	55,952	4,063,234
Applied Materials, Inc.	87,837	2,834,500
Facebook, Inc., Cl A*	73,131	8,413,722
Microchip Technology, Inc.	24,920	1,598,618
Microsoft Corp.	193,601	12,030,366
NXP Semiconductors NV*	29,138	2,855,815
Palo Alto Networks, Inc.*(a)	26,494	3,313,075
Salesforce.com, Inc.*	46,840	3,206,666
Splunk, Inc.*(a)	36,383	1,860,990
Visa, Inc., Cl A(a)	108,813	8,489,590
Workday, Inc., Cl A*	24,961	1,649,673

		69,545,174
Materials 1.8%
PPG Industries, Inc.	11,083	1,050,225
Vulcan Materials Co.	23,133	2,895,095

		3,945,320

Total Common Stocks (Cost $128,036,590)		209,468,731
Money Market Funds 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(b)	5,357,500	5,357,500
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.42%(b)(c)	975,086	975,086
Total Money Market Funds (Cost $6,332,586)		6,332,586
Total Investments (Cost $134,369,176) — 101.7%		215,801,317
Liabilities in Excess of Other Assets — (1.7)%		(3,615,939)
Net Assets — 100.0%		$212,185,378

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016 was 7,457,635.

See Notes to Schedules of Portfolio Investments.

(b)	Rate disclosed, the 7 day yield, is as of December 31, 2016.
(c)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $7,616,722. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,641,636. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016 (See Note 2(i)).

Investment Abbreviation

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Silvant Small Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 101.8%
Consumer Discretionary 13.2%
American Axle & Manufacturing Holdings, Inc.*	27,666	533,954
Cheesecake Factory, Inc. (The)	10,219	611,914
Cracker Barrel Old Country Store, Inc.(a)	3,318	554,040
Denny’s Corp.*	48,178	618,124
Dorman Products, Inc.*	7,035	513,977
ILG, Inc.	25,894	470,494
Lithia Motors, Inc., Cl A	3,891	376,765
Monro Muffler Brake, Inc.	6,781	387,873
Panera Bread Co., Cl A*(a)	1,660	340,449
Tenneco, Inc.*	9,648	602,711
Universal Electronics, Inc.*	6,447	416,154
Winnebago Industries, Inc.(a)	10,537	333,496

		5,759,951

Consumer Staples 4.8%
Energizer Holdings, Inc.	11,929	532,153
Lancaster Colony Corp.	2,506	354,323
MGP Ingredients, Inc.(a)	11,128	556,177
Orchids Paper Products Co.(a)	11,368	297,614
WD-40 Co.	3,085	360,637

		2,100,904

Energy 2.2%
Carrizo Oil & Gas, Inc.*	18,048	674,093
PBF Energy, Inc., Cl A	11,002	306,736

		980,829

Financials 9.6%
AMERISAFE, Inc.	9,277	578,421
BNC Bancorp	12,187	388,765
Coresite Realty Corp., REIT(a)	5,640	447,647
Employers Holdings, Inc.	15,911	630,076
First Financial Bankshares, Inc.(a)	7,478	338,006
Greenhill & Co., Inc.	16,221	449,322
Home BancShares, Inc.	27,398	760,842
QTS Realty Trust, Inc., Cl A, REIT	11,885	590,090

		4,183,169

Health Care 26.0%
AMN Healthcare Services, Inc.*(a)	13,434	516,537
ANI Pharmaceuticals, Inc.*	6,783	411,185
Array BioPharma, Inc.*	67,073	589,572
Chemed Corp.	2,786	446,902
Coherus Biosciences, Inc.*	14,545	409,442
CorVel Corp.*	6,692	244,927

See Notes to Schedules of Portfolio Investments.

Depomed, Inc.*(a)	24,894	448,590
HealthSouth Corp.(a)	15,030	619,837
ICU Medical, Inc.*	4,346	640,383
Inogen, Inc.*	11,615	780,180
Insmed, Inc.*	29,843	394,823
Ironwood Pharmaceuticals, Inc.*	38,350	586,371
Keryx Biopharmaceuticals, Inc.*(a)	55,878	327,445
Ligand Pharmaceuticals, Inc.*	5,246	533,046
Neurocrine Biosciences, Inc.*	8,911	344,856
NuVasive, Inc.*	8,601	579,363
NxStage Medical, Inc.*	27,627	724,104
Portola Pharmaceuticals, Inc.*	20,419	458,202
Prestige Brands Holdings, Inc.*	9,101	474,162
Radius Health, Inc.*(a)	8,926	339,456
TESARO, Inc.*(a)	3,818	513,445
Ultragenyx Pharmaceutical, Inc.*(a)	5,829	409,837
Vanda Pharmaceuticals, Inc.*	38,960	621,412

		11,414,077

Industrials 15.3%
AAON, Inc.	19,009	628,247
Air Transport Services Group, Inc.*	38,703	617,700
Alamo Group, Inc.	7,008	533,309
Astec Industries, Inc.	6,417	432,891
AZZ, Inc.	8,604	549,796
Beacon Roofing Supply, Inc.*	10,669	491,521
Dycom Industries, Inc.*(a)	5,695	457,251
Forward Air Corp.	10,321	489,009
Franklin Electric Co., Inc.	9,710	377,719
Hawaiian Holdings, Inc.*	7,736	440,952
Multi-Color Corp.	4,880	378,688
Simpson Manufacturing Co., Inc.	10,736	469,700
Swift Transportation Co.*(a)	14,734	358,920
Universal Forest Products, Inc.	4,751	485,457

		6,711,160

Information Technology 22.6%
Angie’s List, Inc.*	38,840	319,653
Aspen Technology, Inc.*	10,110	552,815
Coherent, Inc.*	3,270	449,249
Ellie Mae, Inc.*(a)	7,217	603,919
Fair Isaac Corp.	3,599	429,073
Inphi Corp.*	16,740	746,939
Integrated Device Technology, Inc.*	28,021	660,175
Littelfuse, Inc.	4,474	679,019
LogMeIn, Inc.(a)	5,688	549,176
MaxLinear, Inc., Cl A*	22,219	484,374
Methode Electronics, Inc.	10,932	452,038
Monolithic Power Systems, Inc.	4,095	335,503
NeoPhotonics Corp.*	18,587	200,925
NIC, Inc.	17,319	413,924
Oclaro, Inc.*	45,305	405,480

See Notes to Schedules of Portfolio Investments.

Paycom Software, Inc.*(a)	8,726	396,946
Pegasystems, Inc.	10,425	375,300
Proofpoint, Inc.*	10,788	762,172
Q2 Holdings, Inc.*	29,455	849,777
ViaSat, Inc.*	3,808	252,166

		9,918,623

Materials 6.3%
Balchem Corp.	9,740	817,381
HB Fuller Co.	9,575	462,568
Olin Corp.(a)	18,146	464,719
Quaker Chemical Corp.	4,646	594,409
Stepan Co.	5,223	425,570

		2,764,647

Telecommunication Services 1.8%
8x8, Inc.*	55,726	796,882

Total Common Stocks (Cost $37,067,097)		44,630,242

Money Market Funds 8.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(b)	268,348	268,348
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.42%(b)(c)	3,343,724	3,343,724

Total Money Market Funds (Cost $3,612,072)		3,612,072

Total Investments (Cost $40,679,169) — 110.0%		48,242,314
Liabilities in Excess of Other Assets — (10.0)%		(4,400,564)

Net Assets — 100.0%		$43,841,750

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016 was $4,802,721.
(b)	Rate disclosed, the 7 day yield, is as of December 31, 2016.
(c)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $4,913,236. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,569,512. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016 (See Note 2(i)).

Investment Abbreviation

REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds 73.3%
RidgeWorth Capital Innovations Global Resources and Infrastructure Fund(a)	4,812	55,381
RidgeWorth Ceredex Large Cap Value Equity Fund(b)	84,586	1,404,121
RidgeWorth Ceredex Mid-Cap Value Equity Fund(b)	40,731	560,864
RidgeWorth Ceredex Small Cap Value Equity Fund(a)	14,106	180,840
RidgeWorth International Equity Fund(b)	47,226	434,952
RidgeWorth Silvant Large Cap Growth Stock Fund(b)	207,255	1,720,212
RidgeWorth Silvant Small Cap Growth Stock Fund(b)	18,921	165,372

Total Equity Funds (Cost $3,605,214)		4,521,742

Fixed Income Funds 6.3%
RidgeWorth Seix Core Bond Fund(b)	29	309
RidgeWorth Seix Corporate Bond Fund(a)	2,296	19,678
RidgeWorth Seix Floating Rate High Income Fund(b)	546	4,778
RidgeWorth Seix High Income Fund(b)	1,157	7,442
RidgeWorth Seix High Yield Fund(b)	852	7,080
RidgeWorth Seix Total Return Bond Fund(b)	29,224	303,633
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	4,696	47,098

Total Fixed Income Funds (Cost $391,537)		390,018

Exchange Traded Funds 17.9%
Consumer Discretionary Select Sector SPDR Fund	384	31,258
Consumer Staples Select Sector SPDR Fund	35	1,810
Energy Select Sector SPDR Fund	327	24,630
Financial Select Sector SPDR Fund	1,962	45,617
Health Care Select Sector SPDR Fund	579	39,916
Industrial Select Sector SPDR Fund	441	27,439
iShares Barclays 20+ Year Treasury Bond Fund	35	4,170
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	67	7,582
iShares Core S&P 500 Fund	89	20,024
iShares Core U.S. Aggregate Bond Fund	2,727	294,680
iShares Currency Hedged MSCI EAFE Fund	9,044	236,229
iShares Currency Hedged MSCI Emerging Markets Fund	82	1,739
iShares Dow Jones U.S. Real Estate Index Fund	17	1,308
iShares MSCI EAFE Fund	1,421	82,034
iShares MSCI Emerging Markets Index Fund	4,865	170,324
iShares MSCI India Fund	17	456
iShares Russell 2000 Index Fund	219	29,532
iShares U.S. Telecommunications Fund	210	7,245
Materials Select Sector SPDR Fund	152	7,554
Real Estate Select Sector SPDR Fund	39	1,199
Technology Select Sector SPDR Fund	1,367	66,108
Utilities Select Sector SPDR Fund	37	1,797

See Notes to Schedules of Portfolio Investments.

VanEck Vectors Gold Miners Fund	58	1,213

Total Exchange Traded Funds (Cost $990,663)		1,103,864

Money Market Fund 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(c)	130,733	130,733

Total Money Market Fund (Cost $130,733)		130,733

Total Investments (Cost $5,118,147) — 99.6%		6,146,357
Other Assets in Excess of Liabilities — 0.4%		22,102

Net Assets — 100.0%		$6,168,459

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Affiliated investments. Investments are in each Fund’s IS Shares.
(c)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds 32.0%
RidgeWorth Capital Innovations Global Resources and Infrastructure Fund(a)	15,310	176,213
RidgeWorth Ceredex Large Cap Value Equity Fund(b)	271,391	4,505,094
RidgeWorth Ceredex Mid-Cap Value Equity Fund(b)	130,369	1,795,179
RidgeWorth Ceredex Small Cap Value Equity Fund(a)	48,753	625,009
RidgeWorth International Equity Fund(b)	149,625	1,378,046
RidgeWorth Silvant Large Cap Growth Stock Fund(b)	666,172	5,529,230
RidgeWorth Silvant Small Cap Growth Stock Fund(b)	64,498	563,713

Total Equity Funds (Cost $13,177,133)		14,572,484

Fixed Income Funds 45.0%
RidgeWorth Seix Core Bond Fund(b)	769	8,092
RidgeWorth Seix Corporate Bond Fund(a)	92,121	789,473
RidgeWorth Seix Floating Rate High Income Fund(b)	21,623	189,201
RidgeWorth Seix High Income Fund(b)	46,595	299,609
RidgeWorth Seix High Yield Fund(b)	34,470	286,448
RidgeWorth Seix Total Return Bond Fund(b)	1,638,562	17,024,664
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	188,756	1,893,225

Total Fixed Income Funds (Cost $20,607,494)		20,490,712

Exchange Traded Funds 21.9%
Consumer Discretionary Select Sector SPDR Fund	1,153	93,854
Consumer Staples Select Sector SPDR Fund	115	5,947
Energy Select Sector SPDR Fund	977	73,588
Financial Select Sector SPDR Fund	5,864	136,338
Health Care Select Sector SPDR Fund	1,736	119,680
Industrial Select Sector SPDR Fund	1,313	81,695
iShares Barclays 20+ Year Treasury Bond Fund	1,418	168,926
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	2,702	305,785
iShares Core S&P 500 Fund	362	81,446
iShares Core U.S. Aggregate Bond Fund	64,976	7,021,307
iShares Currency Hedged MSCI EAFE Fund	29,028	758,211
iShares Currency Hedged MSCI Emerging Markets Fund	254	5,387
iShares Dow Jones U.S. Real Estate Index Fund	54	4,155
iShares MSCI EAFE Fund	4,786	276,296
iShares MSCI Emerging Markets Index Fund	15,612	546,576
iShares MSCI India Fund	36	965
iShares Russell 2000 Index Fund	102	13,755
iShares U.S. Telecommunications Fund	651	22,460
Materials Select Sector SPDR Fund	432	21,470
Real Estate Select Sector SPDR Fund	108	3,321
Technology Select Sector SPDR Fund	4,085	197,551
Utilities Select Sector SPDR Fund	113	5,488

See Notes to Schedules of Portfolio Investments.

VanEck Vectors Gold Miners Fund	162	3,389

Total Exchange Traded Funds (Cost $9,586,441)		9,947,590

Money Market Fund 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(c)	555,614	555,614

Total Money Market Fund (Cost $555,614)		555,614

Total Investments (Cost $43,926,682) — 100.1%		45,566,400
Liabilities in Excess of Other Assets — (0.1)%		(43,133)

Net Assets — 100.0%		$45,523,267

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Affiliated investments. Investments are in each Fund’s IS Shares.
(c)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds 65.5%
RidgeWorth Capital Innovations Global Resources and Infrastructure Fund(a)	27,306	314,291
RidgeWorth Ceredex Large Cap Value Equity Fund(b)	487,879	8,098,789
RidgeWorth Ceredex Mid-Cap Value Equity Fund(b)	233,203	3,211,205
RidgeWorth Ceredex Small Cap Value Equity Fund(a)	82,769	1,061,094
RidgeWorth International Equity Fund(b)	267,448	2,463,198
RidgeWorth Silvant Large Cap Growth Stock Fund(b)	1,194,767	9,916,566
RidgeWorth Silvant Small Cap Growth Stock Fund(b)	111,198	971,874

Total Equity Funds (Cost $21,811,931)		26,037,017

Fixed Income Funds 13.9%
RidgeWorth Seix Core Bond Fund(b)	268	2,818
RidgeWorth Seix Corporate Bond Fund(a)	28,801	246,821
RidgeWorth Seix Floating Rate High Income Fund(b)	6,817	59,648
RidgeWorth Seix High Income Fund(b)	14,576	93,724
RidgeWorth Seix High Yield Fund(b)	10,797	89,723
RidgeWorth Seix Total Return Bond Fund(b)	429,562	4,463,153
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	59,113	592,900

Total Fixed Income Funds (Cost $5,287,071)		5,548,787

Exchange Traded Funds 19.1%
Consumer Discretionary Select Sector SPDR Fund	1,967	160,114
Consumer Staples Select Sector SPDR Fund	177	9,153
Energy Select Sector SPDR Fund	1,678	126,387
Financial Select Sector SPDR Fund	10,068	234,081
Health Care Select Sector SPDR Fund	2,963	204,269
Industrial Select Sector SPDR Fund	2,259	140,555
iShares Barclays 20+ Year Treasury Bond Fund	445	53,013
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	838	94,837
iShares Core S&P 500 Fund	563	126,669
iShares Core U.S. Aggregate Bond Fund	28,289	3,056,909
iShares Currency Hedged MSCI EAFE Fund	51,903	1,355,706
iShares Currency Hedged MSCI Emerging Markets Fund	476	10,096
iShares Dow Jones U.S. Real Estate Index Fund	67	5,155
iShares MSCI EAFE Fund	8,550	493,592
iShares MSCI Emerging Markets Index Fund	27,932	977,899
iShares MSCI India Fund	59	1,582
iShares Russell 2000 Index Fund	861	116,106
iShares U.S. Telecommunications Fund	1,081	37,295
Materials Select Sector SPDR Fund	762	37,871
Real Estate Select Sector SPDR Fund	232	7,134
Technology Select Sector SPDR Fund	7,004	338,713
Utilities Select Sector SPDR Fund	197	9,568

See Notes to Schedules of Portfolio Investments.

VanEck Vectors Gold Miners Fund	262	5,481

Total Exchange Traded Funds (Cost $6,985,609)		7,602,185

Money Market Fund 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(c)	605,659	605,659

Total Money Market Fund (Cost $605,659)		605,659

Total Investments (Cost $34,690,270) — 100.0%		39,793,648
Liabilities in Excess of Other Assets — (0.0)%(d)		(10,659)

Net Assets — 100.0%		$39,782,989

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Affiliated investments. Investments are in each Fund’s IS Shares.
(c)	Rate disclosed, the 7 day yield, is as of December 31, 2016.
(d)	Less than 0.05% of Net Assets.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds 48.9%
RidgeWorth Capital Innovations Global Resources and Infrastructure Fund(a)	27,745	319,344
RidgeWorth Ceredex Large Cap Value Equity Fund(b)	491,913	8,165,756
RidgeWorth Ceredex Mid-Cap Value Equity Fund(b)	234,665	3,231,331
RidgeWorth Ceredex Small Cap Value Equity Fund(a)	85,033	1,090,117
RidgeWorth International Equity Fund(b)	268,874	2,476,330
RidgeWorth Silvant Large Cap Growth Stock Fund(b)	1,205,555	10,006,106
RidgeWorth Silvant Small Cap Growth Stock Fund(b)	113,135	988,801

Total Equity Funds (Cost $20,966,295)		26,277,785

Fixed Income Funds 25.4%
RidgeWorth Seix Core Bond Fund(b)	512	5,395
RidgeWorth Seix Corporate Bond Fund(a)	74,354	637,211
RidgeWorth Seix Floating Rate High Income Fund(b)	17,386	152,127
RidgeWorth Seix High Income Fund(b)	37,486	241,032
RidgeWorth Seix High Yield Fund(b)	27,819	231,173
RidgeWorth Seix Total Return Bond Fund(b)	1,045,482	10,862,559
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	152,250	1,527,064

Total Fixed Income Funds (Cost $13,010,213)		13,656,561

Exchange Traded Funds 24.7%
Consumer Discretionary Select Sector SPDR Fund	1,967	160,114
Consumer Staples Select Sector SPDR Fund	170	8,791
Energy Select Sector SPDR Fund	1,676	126,236
Financial Select Sector SPDR Fund	10,050	233,662
Health Care Select Sector SPDR Fund	2,960	204,062
Industrial Select Sector SPDR Fund	2,245	139,684
iShares Barclays 20+ Year Treasury Bond Fund	1,143	136,166
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	2,179	246,597
iShares Core S&P 500 Fund	466	104,845
iShares Core U.S. Aggregate Bond Fund	78,700	8,504,322
iShares Currency Hedged MSCI EAFE Fund	52,356	1,367,539
iShares Currency Hedged MSCI Emerging Markets Fund	430	9,120
iShares Dow Jones U.S. Real Estate Index Fund	69	5,309
iShares MSCI EAFE Fund	8,601	496,536
iShares MSCI Emerging Markets Index Fund	28,116	984,341
iShares MSCI India Fund	70	1,877
iShares Russell 2000 Index Fund	623	84,012
iShares U.S. Telecommunications Fund	1,069	36,880
Materials Select Sector SPDR Fund	753	37,424
Real Estate Select Sector SPDR Fund	218	6,704
Technology Select Sector SPDR Fund	6,975	337,311
Utilities Select Sector SPDR Fund	186	9,034

See Notes to Schedules of Portfolio Investments.

VanEck Vectors Gold Miners Fund	239	4,999

Total Exchange Traded Funds (Cost $12,577,080)		13,245,565

Money Market Fund 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(c)	606,645	606,645

Total Money Market Fund (Cost $606,645)		606,645

Total Investments (Cost $47,160,233) — 100.1%		53,786,556
Liabilities in Excess of Other Assets — (0.1)%		(74,690)

Net Assets — 100.0%		$53,711,866

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Affiliated investments. Investments are in each Fund’s IS Shares.
(c)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix Core Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 4.1%
Automobiles 0.4%
Ford Credit Auto Owner Trust, Series 2014-2, Cl A, 2.310%, 04/15/26(a)	715,000	720,980
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1, Series 2014-1, Cl A, 2.260%, 11/15/25(a)	220,000	221,878

		942,858

Credit Card 2.2%
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 1.154%, 07/15/22(b)	1,435,000	1,436,943
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.430%, 05/15/28(b)	396,000	372,528
Capital One Multi-Asset Execution Trust, Series 2016-A2, Cl A2, 1.334%, 02/15/24(b)	745,000	749,418
Evergreen Credit Card Trust, Series 2016-3, Cl A, 1.204%, 11/16/20(a)(b)	1,515,000	1,515,586
World Financial Network Credit Card Master Trust, Series 2016-B, Cl A, 1.440%, 06/15/22	815,000	812,218

		4,886,693

Other 1.5%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(a)	1,144,613	1,146,222
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	1,129,080	1,151,620
Taco Bell Funding LLC, Series 2016-1A, Cl A2I, 3.832%, 05/25/46(a)	1,201,988	1,206,344

		3,504,186

Total Asset-Backed Securities (Cost $9,293,112)		9,333,737

Collateralized Mortgage Obligations 5.8%
Commercial Mortgage Backed Securities 5.8%
FREMF Mortgage Trust
Series 2011-K10, Cl B, 4.631%, 11/25/49(a)(b)	605,000	641,279
Series 2012-K21, Cl B, 3.938%, 07/25/45(a)(b)	490,000	508,598
Series 2013-K25, Cl B, 3.619%, 11/25/45(a)(b)	740,000	751,866
Series 2013-K713, Cl B, 3.165%, 04/25/46(a)(b)	480,000	483,808
Series 2016-K52, Cl B, 3.922%, 01/25/49(a)(b)	745,000	716,778

		3,102,329

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	475,000	496,450
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	1,195,000	1,187,249

		1,683,699

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(a)	1,011,000	1,077,906

Madison Avenue Trust
Series 2013-650M, Cl B, 4.034%, 10/12/32(a)(b)	1,815,000	1,888,162

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	770,000	795,838
Series 2014-CPT, Cl AM, 3.402%, 07/13/29(a)(b)	615,000	630,289

		1,426,127

See Notes to Schedules of Portfolio Investments.

VNDO Mortgage Trust
Series 2013-PENN, Cl B, 3.947%, 12/13/29(a)(b)	1,125,000	1,176,746

WFRBS Commercial Mortgage Trust
Series 2012-C10, Cl AS, 3.241%, 12/15/45	995,000	996,327
Series 2012-C6, Cl AS, 3.835%, 04/15/45	638,000	666,358
Series 2012-C8, Cl AFL, 1.707%, 08/15/45(a)(b)	1,380,000	1,390,342

		3,053,027

Total Collateralized Mortgage Obligations (Cost $13,461,733)		13,407,996

Corporate Bonds 26.6%
Aerospace/Defense 0.1%
L-3 Communications Corp., 3.850%, 12/15/26	305,000	303,174

Agriculture 0.5%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	1,187,000	1,191,866

Airlines 0.1%
United Airlines Pass Through Trust, Series 2016-1, Cl A, 3.450%, 07/07/28	342,000	332,595

Auto Manufacturers 1.1%
BMW U.S. Capital LLC, 2.800%, 04/11/26(a)	721,000	694,327
Daimler Finance North America LLC, 2.250%, 03/02/20(a)	349,000	347,396
General Motors Co., 5.200%, 04/01/45	835,000	804,866
Volkswagen International Finance, 2.375%, 03/22/17(a)	742,000	743,669

		2,590,258

Banks 4.9%
Bank of America Corp., 1.700%, 08/25/17, MTN	644,000	644,861
Bank of America Corp., 2.151%, 11/09/20, MTN	509,000	502,384
Bank of America Corp., 3.500%, 04/19/26, MTN	603,000	594,963
Bank of New York Mellon Corp. (The), 3.000%, 10/30/28, MTN	436,000	414,563
Citigroup, Inc., 2.500%, 09/26/18	1,039,000	1,048,938
Citigroup, Inc., 4.450%, 09/29/27	590,000	599,349
Goldman Sachs Group, Inc. (The), 3.500%, 11/16/26	837,000	817,736
JPMorgan Chase & Co., 2.295%, 08/15/21, MTN	1,248,000	1,224,880
Morgan Stanley, 3.125%, 07/27/26, MTN	1,522,000	1,454,082
Morgan Stanley, 3.950%, 04/23/27	383,000	379,135
PNC Bank NA, 2.150%, 04/29/21, MTN	715,000	705,551
Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	1,299,000	1,247,373
US Bancorp, 2.350%, 01/29/21, MTN	342,000	342,784
US Bancorp, 3.600%, 09/11/24, MTN	585,000	596,157
Westpac Banking Corp., 4.322%, 11/23/31, MTN(b)	690,000	692,198

		11,264,954

Beverages 0.2%
Molson Coors Brewing Co., 4.200%, 07/15/46	457,000	426,073

Biotechnology 0.2%
Celgene Corp., 4.625%, 05/15/44	235,000	230,093
Celgene Corp., 5.000%, 08/15/45	221,000	229,780

		459,873

Commercial Services 0.5%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	567,000	568,519
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	211,000	201,206
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	283,000	308,385

		1,078,110

Computers 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 07/15/46(a)	753,000	927,160

See Notes to Schedules of Portfolio Investments.

Diversified Financial Services 1.4%
Air Lease Corp., 4.250%, 09/15/24	1,372,000	1,393,546
American Express Credit Corp., 2.375%, 03/24/17, MTN	360,000	360,905
Lazard Group LLC, 3.750%, 02/13/25	1,016,000	992,081
TD Ameritrade Holding Corp., 2.950%, 04/01/22	361,000	365,494

		3,112,026

Electric 0.9%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	220,000	274,753
Duke Energy Corp., 3.750%, 09/01/46	728,000	655,351
Emera U.S. Finance LP, 4.750%, 06/15/46(a)	732,000	738,182
Exelon Generation Co. LLC, 6.200%, 10/01/17	291,000	300,772

		1,969,058

Forest Products & Paper 0.3%
International Paper Co., 3.000%, 02/15/27	832,000	784,940

Healthcare—Products 0.4%
Becton Dickinson and Co., 4.685%, 12/15/44	189,000	195,794
Medtronic, Inc., 3.500%, 03/15/25	176,000	181,230
Medtronic, Inc., 4.625%, 03/15/45	450,000	486,639

		863,663

Healthcare—Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	334,000	348,267

Insurance 0.9%
Arch Capital Finance LLC, 5.031%, 12/15/46	490,000	513,709
Chubb INA Holdings, Inc., 4.350%, 11/03/45	270,000	285,202
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	702,000	703,737
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	556,000	607,286

		2,109,934

Machinery-Diversified 0.1%
Xylem, Inc., 3.250%, 11/01/26	298,000	289,373

Media 0.9%
Comcast Corp., 3.400%, 07/15/46	1,073,000	937,064
Time Warner, Inc., 3.800%, 02/15/27	795,000	790,485
Viacom, Inc., 3.450%, 10/04/26	422,000	390,012

		2,117,561

Mining 2.2%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	775,000	819,663
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	658,000	682,651
Newmont Mining Corp., 4.875%, 03/15/42	949,000	890,400
Newmont Mining Corp., 6.250%, 10/01/39	1,532,000	1,685,439
Rio Tinto Finance USA Ltd., 3.750%, 06/15/25	1,012,000	1,042,165

		5,120,318

Miscellaneous Manufacturer 0.4%
General Electric Co., 4.125%, 10/09/42	189,000	190,673
General Electric Co., 5.250%, 12/06/17	653,000	676,465

		867,138

Oil & Gas 3.6%
Anadarko Petroleum Corp., 3.450%, 07/15/24	651,000	639,051
Apache Corp., 3.250%, 04/15/22	587,000	596,221
BP Capital Markets PLC, 2.112%, 09/16/21	232,000	227,627
Devon Energy Corp., 5.850%, 12/15/25(c)	590,000	670,321
Hess Corp., 4.300%, 04/01/27	922,000	917,779
HollyFrontier Corp., 5.875%, 04/01/26	1,025,000	1,047,460
Marathon Oil Corp., 3.850%, 06/01/25(c)	589,000	571,172

See Notes to Schedules of Portfolio Investments.

Marathon Petroleum Corp., 3.625%, 09/15/24	96,000	94,809
Marathon Petroleum Corp., 5.000%, 09/15/54	363,000	307,363
Nabors Industries, Inc., 5.500%, 01/15/23(a)	289,000	300,921
Shell International Finance BV, 1.750%, 09/12/21	402,000	390,653
Shell International Finance BV, 3.750%, 09/12/46	625,000	575,091
Woodside Finance Ltd., 3.700%, 09/15/26(a)	1,422,000	1,390,569
Woodside Finance Ltd., 4.600%, 05/10/21(a)	550,000	578,261

		8,307,298

Oil & Gas Services 0.8%
FMC Technologies, Inc., 3.450%, 10/01/22	127,000	127,055
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	454,000	463,604
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	887,000	929,567
Schlumberger Investment SA, 3.300%, 09/14/21(a)	285,000	294,351

		1,814,577

Pharmaceuticals 0.8%
AbbVie, Inc., 3.600%, 05/14/25	533,000	527,930
Novartis Securities Investment Ltd., 5.125%, 02/10/19	215,000	230,219
Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	301,000	281,235
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/46(c)	930,000	796,882

		1,836,266

Pipelines 1.1%
EnLink Midstream Partners LP, 4.150%, 06/01/25	838,000	813,417
Transcanada Trust, 5.875%, 08/15/76(b)	166,000	172,640
Valero Energy Partners LP, 4.375%, 12/15/26	431,000	434,862
Western Gas Partners LP, 4.650%, 07/01/26	688,000	712,355
Williams Partners LP, 4.000%, 09/15/25	403,000	398,478

		2,531,752

Real Estate Investment Trust 1.4%
American Tower Corp., 3.500%, 01/31/23	312,000	312,944
American Tower Corp., 5.000%, 02/15/24	572,000	615,852
Boston Properties LP, 3.650%, 02/01/26	375,000	370,318
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	573,000	582,300
Digital Realty Trust LP, 3.950%, 07/01/22	627,000	644,296
Digital Realty Trust LP, 4.750%, 10/01/25	425,000	441,115
Simon Property Group LP, 3.300%, 01/15/26	275,000	273,642

		3,240,467

Retail 0.6%
Home Depot, Inc. (The), 2.625%, 06/01/22	345,000	346,663
Wal-Mart Stores, Inc., 1.125%, 04/11/18	1,133,000	1,130,362

		1,477,025

Semiconductors 1.3%
Analog Devices, Inc., 3.500%, 12/05/26	616,000	610,299
Intel Corp., 4.100%, 05/19/46	388,000	384,577
NVIDIA Corp., 3.200%, 09/16/26	444,000	426,887
TSMC Global Ltd., 1.625%, 04/03/18(a)	1,673,000	1,666,602

		3,088,365

Software 0.6%
Oracle Corp., 2.650%, 07/15/26	1,329,000	1,261,502

Telecommunication Services 0.7%
AT&T, Inc., 2.375%, 11/27/18	532,000	536,648
AT&T, Inc., 4.350%, 06/15/45	598,000	532,837
Cisco Systems, Inc., 2.125%, 03/01/19	460,000	466,062

		1,535,547

Total Corporate Bonds (Cost $60,744,967)		61,249,140

See Notes to Schedules of Portfolio Investments.

Municipal Bonds 2.3%
Georgia 1.8%
Georgia State, Series F, GO, 5.000%, 01/01/23	885,000	1,039,946
Georgia State, Series F, GO, 5.000%, 01/01/24	1,120,000	1,336,126
Georgia State, Series F, GO, 5.000%, 07/01/24	1,490,000	1,791,382

		4,167,454

Virginia 0.5%
Commonwealth of Virginia, Series B, GO, 5.000%, 06/01/20	535,000	596,295
Commonwealth of Virginia, Series B, GO, 5.000%, 06/01/21	550,000	626,571

		1,222,866

Total Municipal Bonds (Cost $5,574,889)		5,390,320

U.S. Government Agency Mortgages 26.7%
Federal Home Loan Mortgage Corporation
Pool #G30614, 3.500%, 12/01/32	804,119	835,298
Pool #C91768, 3.500%, 07/01/34	987,728	1,021,416
Pool #G01779, 5.000%, 04/01/35	124,594	136,631
Pool #G01837, 5.000%, 07/01/35	56,567	61,975
Pool #G01838, 5.000%, 07/01/35	27,337	30,028
Pool #Z40115, 6.000%, 05/01/36	1,088,551	1,242,589
Pool #G03296, 6.000%, 09/01/37	273,497	314,397
Pool #G05326, 5.000%, 02/01/38	118,866	129,851
Pool #G08347, 4.500%, 06/01/39	132,740	142,797
Pool #G05606, 4.500%, 07/01/39	1,497,617	1,613,960
Pool #G08353, 4.500%, 07/01/39	170,503	183,519
Pool #G06079, 6.000%, 07/01/39	54,706	62,176
Pool #A89148, 4.000%, 10/01/39	325,492	343,730
Pool #A89384, 4.000%, 10/01/39	60,287	63,669
Pool #G08372, 4.500%, 11/01/39	504,037	542,290
Pool #Q30058, 3.000%, 01/01/40	299,522	297,746
Pool #A93101, 5.000%, 07/01/40	58,964	64,271
Pool #G06061, 4.000%, 10/01/40	470,743	497,392
Pool #V82101, 4.000%, 11/01/40	217,196	229,342
Pool #A95085, 4.000%, 11/01/40	305,267	321,453
Pool #A95796, 4.000%, 12/01/40	186,045	196,407
Pool #A95822, 4.000%, 12/01/40	522,827	553,045
Pool #G60126, 4.500%, 11/01/41	49,266	53,005
Pool #C04123, 4.000%, 07/01/42	834,045	884,292
Pool #Q13801, 3.000%, 12/01/42	208,254	208,148
Pool #G60019, 4.500%, 03/01/44	1,696,027	1,827,697
Pool #Q29416, 4.000%, 11/01/44	238,174	251,125
Pool #G60589, 4.000%, 02/01/45	1,661,646	1,746,574
Pool #Q31066, 4.000%, 02/01/45	200,479	211,595
Pool #Q31645, 4.000%, 02/01/45	140,157	147,773
Pool #Q35611, 4.000%, 09/01/45	1,241,269	1,308,905
Pool #Q36238, 4.000%, 09/01/45	230,906	243,091
Pool #Q37163, 3.500%, 11/01/45	671,786	689,678
Pool #Q38473, 4.000%, 01/01/46	815,275	856,784
Pool #Q40240, 4.000%, 03/01/46	248,872	261,612
Pool #Q40123, 3.500%, 04/01/46	650,368	668,178
Pool #Q40124, 3.500%, 04/01/46	835,520	857,927
Pool #Q40723, 4.000%, 05/01/46	735,673	773,240

		19,873,606

See Notes to Schedules of Portfolio Investments.

Federal National Mortgage Association
Pool #AP9592, 3.500%, 10/01/32	840,310	874,428
Pool #MA1630, 4.000%, 10/01/33	286,471	304,172
Pool #MA1763, 3.500%, 01/01/34	328,223	341,025
Pool #190370, 6.000%, 06/01/36	249,655	283,098
Pool #890248, 6.000%, 08/01/37	77,226	88,844
Pool #AE0814, 6.000%, 09/01/39	809,487	916,233
Pool #AC2817, 4.000%, 10/01/39	80,291	84,422
Pool #AX3605, 3.500%, 01/01/40	559,419	574,815
Pool #932441, 4.000%, 01/01/40	778,735	818,773
Pool #AC9564, 4.500%, 02/01/40	221,615	240,197
Pool #AL7497, 3.500%, 09/01/40	2,630,041	2,711,956
Pool #AE3860, 5.000%, 10/01/40	1,266,553	1,382,517
Pool #AE4414, 4.000%, 11/01/40	479,711	506,197
Pool #AE5143, 4.000%, 11/01/40	67,452	71,157
Pool #AE9284, 4.000%, 11/01/40	106,413	112,189
Pool #MA0639, 4.000%, 02/01/41	215,232	227,203
Pool #AL0215, 4.500%, 04/01/41	745,556	805,132
Pool #AB3274, 4.500%, 07/01/41	384,256	415,507
Pool #AZ0570, 4.000%, 09/01/41	436,031	460,188
Pool #AW8154, 3.500%, 01/01/42	3,724,644	3,841,376
Pool #AB5188, 3.500%, 05/01/42	967,936	998,395
Pool #AZ0572, 3.000%, 06/01/42	457,234	456,632
Pool #AP7874, 3.500%, 10/01/42	293,335	302,420
Pool #AB8726, 3.500%, 03/01/43	1,154,516	1,190,129
Pool #AT4912, 4.000%, 05/01/43	457,066	480,658
Pool #AS0653, 4.000%, 10/01/43	175,056	185,063
Pool #AT0536, 4.000%, 10/01/43	316,522	332,970
Pool #AV3452, 4.000%, 02/01/44	591,690	622,395
Pool #AL6223, 4.500%, 08/01/44	841,578	905,882
Pool #AL9127, 4.000%, 10/01/44(d)	3,123,669	3,297,802
Pool #AY2685, 4.500%, 01/01/45	111,419	120,360
Pool #MA2341, 4.500%, 06/01/45	53,764	57,872
Pool #AZ9213, 4.000%, 10/01/45	1,339,968	1,415,307
Pool #AS6515, 4.000%, 01/01/46	1,255,286	1,320,613
Pool #BC2470, 3.500%, 02/01/46	546,852	564,278
Pool #BC6521, 3.500%, 05/01/46	789,826	811,753
Pool #BC8441, 4.000%, 06/01/46	389,354	409,799
Pool #BD1154, 3.500%, 08/01/46	693,976	711,954
Pool #BD4896, 4.000%, 08/01/46	893,814	940,606
Pool #BC5673, 4.000%, 08/01/46	1,022,048	1,075,557
Pool #BC5696, 4.000%, 09/01/46	853,471	898,132

		32,158,006

Government National Mortgage Association
Pool #736663, 5.000%, 03/15/40	1,380,713	1,511,808
Pool #783653, 5.000%, 08/15/40	139,953	153,963
Pool #MA0321, 5.000%, 08/20/42	81,393	88,497
Pool #666413, 4.000%, 09/15/43	201,003	214,856
Pool #AM4159, 4.000%, 04/15/45	1,231,082	1,308,754
Pool #AM0226, 4.000%, 05/15/45	891,165	946,770
Pool #AM9875, 4.000%, 06/15/45	408,336	436,025
Pool #AM8631, 4.000%, 07/15/45	622,759	662,265
Pool #AN5745, 4.000%, 07/15/45	780,273	831,382
Pool #AN5764, 4.000%, 07/15/45	317,102	337,873
Pool #AN5766, 4.000%, 07/15/45	343,168	366,206
Pool #AN6811, 4.000%, 07/15/45	178,570	189,861

See Notes to Schedules of Portfolio Investments.

Pool #MA3875, 4.000%, 08/20/46	1,026,845	1,091,413
Pool #AV6530, 4.000%, 08/20/46	386,447	410,656
Pool #MA4005, 4.000%, 10/20/46	730,700	776,952

		9,327,281

Total U.S. Government Agency Mortgages (Cost $61,326,748)		61,358,893

U.S. Treasury Obligations 32.7%
U.S. Treasury Bond 5.3%
2.250%, 08/15/46(c)	14,651,000	12,318,854

U.S. Treasury Notes 27.4%
1.250%, 10/31/18	1,626,000	1,628,605
0.750%, 08/15/19	17,250,000	16,984,505
1.375%, 02/29/20	5,929,000	5,900,743
1.625%, 07/31/20(e)	29,170,000	29,150,631
2.000%, 11/15/26(c)	9,617,000	9,252,977

		62,917,461

Total U.S. Treasury Obligations (Cost $76,586,309)		75,236,315

Money Market Funds 8.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(f)	7,379,260	7,379,260
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.42%(f)(g)	12,333,450	12,333,450

Total Money Market Funds (Cost $19,712,710)		19,712,710

Total Investments (Cost $246,700,468) — 106.8%		245,689,111
Liabilities in Excess of Other Assets — (6.8)%		(15,715,594)

Net Assets — 100.0%		$229,973,517

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 13.5% of net assets as of December 31, 2016.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2016.
(c)	The security or a partial position of the security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016 was 12,025,498.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	Rate disclosed, the 7 day yield, is as of December 31, 2016.
(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016 (See Note 2(i)).

Investment Abbreviations

GO	– General Obligation
MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix Corporate Bond Fund

	Shares or Principal Amount($)	Value($)
Corporate Bonds 91.1%
Aerospace/Defense 0.5%
L-3 Communications Corp., 3.850%, 12/15/26	97,000	96,419

Agriculture 1.2%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	250,000	251,025

Airlines 0.5%
United Airlines Pass Through Trust, Series 2016-1, Cl A, 3.450%, 01/07/30	110,000	106,975

Auto Manufacturers 2.4%
BMW U.S. Capital LLC, 2.800%, 04/11/26(a)	240,000	231,121
General Motors Co., 5.200%, 04/01/45	267,000	257,365

		488,486

Banks 20.7%
Bank of America Corp., 2.151%, 11/09/20, MTN	161,000	158,907
Bank of America Corp., 3.500%, 04/19/26, MTN	213,000	210,161
Bank of New York Mellon Corp. (The), 3.000%, 10/30/28, MTN	137,000	130,264
Citigroup, Inc., 2.500%, 09/26/18	500,000	504,782
Citigroup, Inc., 4.450%, 09/29/27	224,000	227,550
Goldman Sachs Group, Inc. (The), 3.500%, 11/16/26	266,000	259,878
JPMorgan Chase & Co., 2.295%, 08/15/21, MTN	419,000	411,238
Morgan Stanley, 2.650%, 01/27/20	238,000	239,121
Morgan Stanley, 3.950%, 04/23/27	204,000	201,941
National Australia Bank Ltd., 1.875%, 07/12/21	434,000	420,065
PNC Bank NA, 2.150%, 04/29/21, MTN	250,000	246,696
Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	398,000	382,182
Royal Bank of Scotland Group PLC, 8.625%(b)(c)	251,000	256,020
US Bancorp, 2.350%, 01/29/21, MTN	124,000	124,284
US Bancorp, 3.600%, 09/11/24, MTN	223,000	227,253
Westpac Banking Corp., 4.322%, 11/23/31, MTN(b)	219,000	219,698

		4,220,040

Beverages 0.7%
Molson Coors Brewing Co., 4.200%, 07/15/46	146,000	136,120

Biotechnology 0.8%
Celgene Corp., 4.625%, 05/15/44	76,000	74,413
Celgene Corp., 5.000%, 08/15/45	78,000	81,099

		155,512

Commercial Services 2.8%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	215,000	215,576
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	82,000	78,194
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	251,000	273,514

		567,284

Computers 4.1%
Apple, Inc., 1.100%, 08/02/19	550,000	541,783
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 07/15/46(a)	239,000	294,278

		836,061

See Notes to Schedules of Portfolio Investments.

Diversified Financial Services 4.4%
Air Lease Corp., 4.250%, 09/15/24	395,000	401,203
Lazard Group LLC, 3.750%, 02/13/25	401,000	391,560
TD Ameritrade Holding Corp., 2.950%, 04/01/22	115,000	116,431

		909,194

Electric 4.6%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	104,000	129,884
Duke Energy Corp., 3.750%, 09/01/46	227,000	204,347
Emera U.S. Finance LP, 4.750%, 06/15/46(a)	234,000	235,976
Exelon Generation Co. LLC, 6.200%, 10/01/17	170,000	175,709
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	184,000	195,328

		941,244

Forest Products & Paper 1.4%
International Paper Co., 3.000%, 02/15/27	312,000	294,353

Healthcare—Products 1.1%
Medtronic, Inc., 3.500%, 03/15/25	63,000	64,872
Medtronic, Inc., 4.625%, 03/15/45	145,000	156,806

		221,678

Healthcare—Services 1.1%
Roche Holdings, Inc., 2.250%, 09/30/19(a)	216,000	217,796

Insurance 1.2%
Arch Capital Finance LLC, 5.031%, 12/15/46	155,000	162,500
Chubb INA Holdings, Inc., 4.350%, 11/03/45	86,000	90,842

		253,342

Machinery-Diversified 0.4%
Xylem, Inc., 3.250%, 11/01/26	94,000	91,279

Media 1.8%
Time Warner, Inc., 3.800%, 02/15/27	252,000	250,569
Viacom, Inc., 3.450%, 10/04/26	133,000	122,918

		373,487

Mining 5.1%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	217,000	229,505
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	219,000	227,205
Newmont Mining Corp., 6.250%, 10/01/39	202,000	222,232
Rio Tinto Finance USA Ltd., 3.750%, 06/15/25	345,000	355,283

		1,034,225

Miscellaneous Manufacturer 0.6%
General Electric Co., 4.125%, 10/09/42	127,000	128,124

Oil & Gas 14.5%
Anadarko Petroleum Corp., 3.450%, 07/15/24(d)	202,000	198,292
Apache Corp., 3.250%, 04/15/22	200,000	203,142
Devon Energy Corp., 5.850%, 12/15/25(d)	198,000	224,955
Ensco PLC, 4.500%, 10/01/24	161,000	138,058
Ensco PLC, 5.200%, 03/15/25	387,000	334,240
Ensco PLC, 5.750%, 10/01/44	142,000	102,950
Hess Corp., 4.300%, 04/01/27	289,000	287,677
HollyFrontier Corp., 5.875%, 04/01/26	325,000	332,121
Marathon Oil Corp., 3.850%, 06/01/25(d)	199,000	192,977
Marathon Petroleum Corp., 3.625%, 09/15/24	30,000	29,628
Marathon Petroleum Corp., 5.000%, 09/15/54	240,000	203,215
Nabors Industries, Inc., 5.500%, 01/15/23(a)	90,000	93,713
Shell International Finance BV, 1.750%, 09/12/21	123,000	119,528
Shell International Finance BV, 3.750%, 09/12/46	191,000	175,748
Woodside Finance Ltd., 3.700%, 09/15/26(a)	326,000	318,794

		2,955,038

See Notes to Schedules of Portfolio Investments.

Oil & Gas Services 2.7%
FMC Technologies, Inc., 3.450%, 10/01/22	55,000	55,023
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	162,000	165,427
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	313,000	328,021

		548,471

Pharmaceuticals 1.5%
AbbVie, Inc., 3.600%, 05/14/25	211,000	208,993
Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	94,000	87,828

		296,821

Pipelines 5.6%
EnLink Midstream Partners LP, 4.150%, 06/01/25	310,000	300,906
NuStar Logistics LP, 4.800%, 09/01/20	300,000	300,750
Transcanada Trust, 5.875%, 08/15/76(b)	52,000	54,080
Valero Energy Partners LP, 4.375%, 12/15/26	134,000	135,201
Western Gas Partners LP, 4.650%, 07/01/26	220,000	227,788
Williams Partners LP, 4.000%, 09/15/25	128,000	126,563

		1,145,288

Real Estate Investment Trust 5.9%
American Tower Corp., 3.500%, 01/31/23	214,000	214,647
American Tower Corp., 5.000%, 02/15/24	243,000	261,629
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	286,000	290,642
Digital Realty Trust LP, 3.950%, 07/01/22	220,000	226,069
Digital Realty Trust LP, 4.750%, 10/01/25	123,000	127,664
Simon Property Group LP, 3.300%, 01/15/26	95,000	94,531

		1,215,182

Retail 0.7%
Home Depot, Inc. (The), 2.625%, 06/01/22	138,000	138,665

Semiconductors 2.6%
Analog Devices, Inc., 3.500%, 12/05/26	195,000	193,195
NVIDIA Corp., 3.200%, 09/16/26	144,000	138,450
TSMC Global Ltd., 1.625%, 04/03/18(a)	200,000	199,235

		530,880

Software 1.2%
Microsoft Corp., 1.100%, 08/08/19	251,000	247,625

Telecommunication Services 1.0%
AT&T, Inc., 4.350%, 06/15/45	230,000	204,937

Total Corporate Bonds (Cost $18,569,887)		18,605,551

Municipal Bonds 2.2%
Georgia 1.7%
Georgia State, Series F, GO, 5.000%, 01/01/23	70,000	82,256
Georgia State, Series F, GO, 5.000%, 01/01/24	90,000	107,367
Georgia State, Series F, GO, 5.000%, 07/01/24	120,000	144,272

		333,895

See Notes to Schedules of Portfolio Investments.

Virginia 0.5%
Commonwealth of Virginia, Series B, GO, 5.000%, 06/01/20	45,000	50,156
Commonwealth of Virginia, Series B, GO, 5.000%, 06/01/21	45,000	51,265

		101,421

Total Municipal Bonds (Cost $450,177)		435,316

U.S. Treasury Obligation 2.8%
U.S. Treasury Note 2.8%

2.000%, 11/15/26	600,000	577,289

Total U.S. Treasury Obligation (Cost $574,828)		577,289

Foreign Government Bond 1.1%
Sovereign 1.1%
Argentine Republic Government International Bond, 7.500%, 04/22/26(a)	217,000	227,850

Total Foreign Government Bond (Cost $240,194)		227,850

Money Market Funds 14.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(e)	2,226,746	2,226,746
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.42%(e)(f)	633,218	633,218

Total Money Market Funds (Cost $2,859,964)		2,859,964

Total Investments (Cost $22,695,050) — 111.2%		22,705,970
Liabilities in Excess of Other Assets — (11.2)%		(2,288,791)

Net Assets — 100.0%		$20,417,179

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 17.4% of net assets as of December 31, 2016.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2016.
(c)	Perpetual maturity.
(d)	The security or a partial position of the security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016 was 616,224.
(e)	Rate disclosed, the 7 day yield, is as of December 31, 2016.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016 (See Note 2(i)).

Investment Abbreviation

GO	– General Obligation
MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 88.3%
Aerospace 2.9%
Air Canada, 2016 Term Loan B, 3.614%, 10/06/23(a)(b)	12,875,000	12,952,765
AM General LLC, 2nd Lien Term Loan, 06/21/22(b)(c)(d)	7,000,000	6,930,000
AWAS Finance Luxembourg S.A.R.L., Term Loan B, 4.210%, 06/10/18(a)(b)	9,079,305	9,130,422
Computer Sciences Government Services, Inc., Term Loan B, 3.770%, 11/28/22(a)(b)	8,139,387	8,234,373
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.250%, 07/07/22(a)(b)(c)	10,238,543	10,296,186
Engility Corp., Term Loan B1, 5.020%-7.000%, 08/12/20(a)(b)	13,123,500	13,258,803
Engility Corp., Term Loan B2, 5.748%-5.750%, 08/12/23(a)(b)(c)	21,122,755	21,423,754
TransDigm, Inc., Term Loan D, 3.770%-3.998%, 06/04/21(a)(b)	6,848,451	6,894,472
TransDigm, Inc., 2015 Term Loan E, 3.770%-3.998%, 05/14/22(a)(b)	17,477,798	17,616,747
TransDigm, Inc., 2016 Extended Term Loan F, 3.770%, 06/09/23(a)(b)	28,848,717	29,122,779
WP CPP Holdings LLC, Term Loan B3, 4.500%, 12/28/19(a)(b)	8,182,398	7,977,838

		143,838,139

Broadcasting 3.0%
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.250%, 12/23/20(a)(b)	8,810,805	5,976,633
EIG Investors Corp., 2016 Term Loan, 6.000%, 02/09/23(a)(b)	6,810,754	6,751,159
iHeartCommunications, Inc., USD Extended Term Loan E, 8.270%, 07/30/19(a)(b)(e)	77,742,285	63,230,133
Mission Broadcasting, Inc., 2016 Term Loan B2, 09/26/23(b)(c)(d)	475,364	479,076
Nexstar Broadcasting, Inc., 2016 Term Loan B, 09/21/23(b)(c)(d)	5,334,636	5,376,300
Sinclair Television Group Inc., Term Loan B2, 01/03/24(b)(c)(d)	3,365,000	3,360,794
Tribune Media Co., Term Loan, 3.770%, 12/27/20(a)(b)	16,956,231	17,079,164
Univision Communications, Inc., Term Loan C3, 4.000%, 03/01/20(a)(b)	34,741,403	34,908,856
Univision Communications, Inc., Term Loan C4, 4.000%, 03/01/20(a)(b)	11,348,859	11,405,604

		148,567,719

Cable/Wireless Video 6.7%
Altice US Finance I Corp., 2016 Term Loan B, 3.882%, 01/15/25(a)(b)	21,286,112	21,498,974
Charter Communications Operating LLC, 2016 Term Loan H Add, 01/15/22(b)(c)(d)	17,119,652	17,194,637
Charter Communications Operating LLC, 2016 Term Loan I Add, 01/15/24(b)(c)(d)	10,815,133	10,871,155
Charter Communications Operating LLC, Term Loan E, 3.020%, 07/01/20(a)(b)	13,564,155	13,620,717
Charter Communications Operating LLC, Term Loan F, 3.020%, 01/03/21(a)(b)	3,822,309	3,837,177
CSC Holdings LLC, 2016 Term Loan, 3.876%, 10/11/24(a)(b)	11,799,342	11,914,858
Grande Communications Holdings, Inc., Bridge Term Loan, 10/19/17(b)(c)(d)	21,115,000	21,115,000
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.500%, 01/07/22(a)(b)	14,125,000	14,010,305
Liberty Cablevision of Puerto Rico LLC, 2nd Lien Term Loan, 7.750%, 07/07/23(a)(b)	7,945,000	7,666,925
MCC Iowa LLC, Term Loan H, 3.250%, 01/29/21(a)(b)	4,819,129	4,841,731
Quebecor Media, Inc., Term Loan B1, 3.402%, 08/17/20(a)(b)	26,930,245	26,941,555
RCN Grande, 1st Lien Term Loan, 12/02/23(b)(c)(d)	11,740,000	11,811,731
UPC Financing Partnership, USD Term Loan AN, 4.080%, 08/31/24(a)(b)	23,115,000	23,346,150
Virgin Media Investment Holdings Ltd., USD Term Loan I, 01/31/25(b)(c)(d)	42,970,000	43,136,724
WideOpenWest Finance LLC, 2016 Term Loan B, 4.500%, 08/18/23(a)(b)	33,072,113	33,396,881
Ziggo Financing Partnership, USD Term Loan B1, 3.500%, 01/15/22(a)(b)(e)	38,779,625	38,941,336
Ziggo Financing Partnership, USD Term Loan B2A, 3.500%, 01/15/22(a)(b)	22,982,172	23,078,007
Ziggo Financing Partnership, USD Term Loan B3, 3.701%, 01/15/22(a)(b)(e)	7,141,198	7,170,977

		334,394,840

See Notes to Schedules of Portfolio Investments.

Chemicals 4.5%
Albaugh LLC, Term Loan B, 6.000%, 05/31/21(a)(b)	4,110,190	4,146,154
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B1, 3.498%, 02/01/23(a)(b)	4,001,784	4,039,320
Blue Cube Spinco, Inc., Term Loan, 2.771%, 06/23/20(a)(b)	28,498,988	28,463,364
Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 08/01/21(a)(b)(c)	1,140,704	1,146,978
Emerald Performance Materials LLC, New 2nd Lien Term Loan, 8.750%, 08/01/22(a)(b)(c)	10,382,391	10,353,217
Gemini HDPE LLC, Term Loan B, 4.750%, 08/07/21(a)(b)	16,053,598	16,200,810
Ineos Styrolution Group GmbH, 2016 USD Term Loan B, 4.750%, 09/14/21(a)(b)	13,765,500	13,937,569
Ineos U.S. Finance LLC, USD 6 Year Term Loan, 3.750%, 05/04/18(a)(b)	5,434,006	5,445,309
Ineos U.S. Finance LLC, US 2020 Term Loan, 3.750%, 12/15/20(a)(b)(e)	62,436,536	62,696,897
Ineos U.S. Finance LLC, 2015 USD Term Loan, 4.250%, 03/31/22(a)(b)	4,944,105	4,999,726
Kraton Polymers LLC, Term Loan B, 6.000%, 01/06/22(a)(b)	16,325,000	16,497,066
Kraton Polymers, LLC, 2016 Term Loan B, 01/06/22(b)(c)(d)	15,305,000	15,466,315
MacDermid, Inc., 2016 USD Term Loan, 5.000%, 06/07/23(a)(b)	7,108,017	7,194,237
Minerals Technologies, Inc., 2015 Term Loan B1, 3.760%, 05/09/21(a)(b)	8,255,672	8,331,377
Minerals Technologies, Inc., Fixed Rate Term Loan, 4.750%, 05/09/21(a)(b)	16,808,083	16,976,163
Platform Specialty Products Corporation, USD Term Loan B5, 4.500%, 06/07/20(a)(b)	4,574,348	4,622,013
Univar, Inc., 2015 Term Loan, 4.250%, 07/01/22(a)(b)	4,385,669	4,423,123

		224,939,638

Consumer Durables 0.1%
American Bath Group,LLC, 2016 1st Lien Term Loan, 6.750%, 09/30/23(a)(b)	2,947,613	2,943,928
Serta Simmons Bedding, LLC, 1st Lien Term Loan, 4.500%, 11/08/23(a)(b)	3,810,000	3,849,281

		6,793,209

Consumer Non-Durables 0.7%
Eastman Kodak Co., Exit Term Loan, 7.250%, 09/03/19(a)(b)	8,804,692	8,821,245
Galleria Co., USD Term Loan B, 3.750%, 09/29/23(a)(b)	8,128,333	8,158,815
Nature’s Bounty Co. (The), USD Term Loan B, 5.000%, 05/05/23(a)(b)	8,316,130	8,375,923
Varsity Brands, Inc., 1st Lien Term Loan, 5.000%, 12/11/21(a)(b)	8,802,720	8,921,557

		34,277,540

Diversified Media 6.8%
Affinion Group, Inc., Term Loan B, 6.750%, 04/30/18(a)(b)	5,312,374	5,277,844
ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 07/31/20(a)(f)	5,044,344	4,754,294
AP NMT Acquisition BV, USD 1st Lien Term Loan, 6.750%, 08/13/21(a)(b)(c)	15,036,618	13,828,276
Camelot UK Holdco Ltd., Term Loan B, 4.750%, 10/03/23(a)(b)	9,935,100	10,044,783
CBS Radio, Inc., Term Loan B, 4.500%, 10/17/23(a)(b)	6,144,906	6,198,674
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 02/28/20(a)(b)	14,837,075	14,812,297
Donnelley Financial Solutions, Inc., Term Loan B, 5.000%, 09/30/23(a)(b)	3,912,857	3,948,738
Harland Clarke Holdings Corp., Term Loan B4, 6.993%, 08/04/19(a)(b)(c)	38,812,256	38,747,439
Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 05/22/18(a)(b)(e)	58,141,397	58,159,421
Harland Clarke Holdings Corp., Term Loan B5, 7.000%, 12/31/19(a)(b)	24,979,248	25,072,920
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.250%, 11/17/23(a)(b)	2,515,000	2,546,438
Lions Gate Entertainment Corp., Term Loan A, 3.149%, 12/08/21(a)(b)(c)	20,000,000	19,900,000
Lions Gate Entertainment Corp., 2016 1st Lien Term Loan, 3.750%, 12/08/23(a)(b)	32,390,000	32,551,950
McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 5.000%, 05/04/22(a)(b)	8,331,030	8,332,363
Merrill Communications LLC, 2015 Term Loan, 6.250%, 06/01/22(a)(b)	8,644,091	8,579,261
Nielsen Finance LLC, USD Term Loan B3, 3.154%, 10/04/23(a)(b)	9,875,000	9,977,898
Quincy Newspapers, Inc., Term Loan B, 10/13/22(b)(c)(d)	4,557,101	4,577,061
Rovi Solutions Corp., New Term Loan B, 3.770%, 07/02/21(a)(b)	9,310,442	9,377,384
UFC Holdings LLC, 1st Lien Term Loan, 5.000%, 08/18/23(a)(b)	5,015,000	5,075,180
UFC Holdings, LLC, 2nd Lien Term Loan, 8.500%, 08/18/24(a)(b)	2,085,000	2,139,731
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.250%, 05/06/21(a)(b)(e)	41,294,378	41,681,719
William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 8.250%, 05/06/22(a)(b)(c)	15,515,000	15,708,937

		341,292,608

See Notes to Schedules of Portfolio Investments.

Energy 4.5%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	17,652,850	17,564,586
Azure Midstream Energy LLC, Term Loan B, 7.500%, 11/15/18(a)(b)	6,134,136	5,628,069
Chesapeake Energy Corp., Term Loan, 8.500%, 08/23/21(a)(b)(c)	19,355,000	21,040,433
Chief Exploration & Development LLC, 2nd Lien Term Loan, 7.753%, 05/16/21(a)(b)	3,210,000	3,137,775
CITGO Holding, Inc., 2015 Term Loan B, 9.500%, 05/12/18(a)(b)(e)	36,089,662	36,585,895
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(a)(b)(c)	21,569,370	21,353,677
Energy Transfer Equity, L.P., New Term Loan, 3.387%, 12/02/19(a)(b)(e)	63,572,288	63,572,288
FTS International, Inc., New Term Loan B, 5.750%, 04/16/21(a)(b)	15,936,000	12,961,227
KCA Deutag U.S. Finance LLC, Term Loan, 6.250%, 05/15/20(a)(b)	8,788,247	7,773,907
MEG Energy Corp., Refi Term Loan, 3.750%, 03/31/20(a)(b)(c)	6,812,244	6,607,877
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	14,602,633	11,536,080
Pinnacle Holdco S.A.R.L., Term Loan, 4.750%, 07/30/19(a)(b)	3,244,140	2,570,981
Sheridan Investment Partners II L.P., Term Loan B, 4.440%, 12/16/20(a)(f)	3,259,224	2,601,937
Sheridan Investment Partners II L.P., Term Loan A, 4.440%, 12/16/20(a)(f)	453,382	361,948
Sheridan Investment Partners II L.P., Term Loan M, 4.440%, 12/16/20(a)(f)	169,087	134,987
Western Refining, Inc., Term Loan B, 5.250%, 11/12/20(a)(b)	7,865,831	7,900,283
Western Refining, Inc., Term Loan B2, 5.500%, 06/23/23(a)(b)	5,510,022	5,537,572

		226,869,522

Financial 1.5%
Aretec Group, Inc., 2nd Lien Term Loan, 2.000%, 05/23/21(a)(b)	16,238,786	14,046,550
Aretec Group, Inc., Exit Term Loan, 8.000%, 11/23/20(a)(b)	2,075,822	2,075,822
EVO Payments International LLC, 1st Lien Term Loan, 12/22/23(b)(c)(d)	6,775,000	6,808,875
Grosvenor Capital Management Holdings LLP, 2016 Term Loan B, 4.000%, 08/16/23(a)(b)	2,465,338	2,471,502
Istar Financial, Inc., 2016 Term Loan B, 5.500%, 07/01/20(a)(b)	17,846,622	18,032,584
Ocwen Financial Corp., 2016 Term Loan B, 6.000%, 12/05/20(a)(b)	13,435,000	13,563,707
Russell Investment Group, Term Loan B, 6.750%, 06/01/23(a)(b)	2,039,750	2,070,346
Victory Capital Management, Inc., Term Loan B, 8.500%, 10/31/21(a)(b)	6,131,956	6,204,804
Walter Investment Management Corp., 2013 Term Loan, 4.750%, 12/18/20(a)(b)	13,521,861	12,832,246

		78,106,436

Food and Drug 1.8%
1011778 B.C. Unlimited Liability Company, Term Loan B2, 3.750%, 12/10/21(a)(b)	26,115,357	26,327,674
Albertsons LLC, USD 2016 Term Loan B4, 3.770%, 08/22/21(a)(b)	8,040,498	8,129,265
Albertsons LLC, USD 2016 Term Loan B6, 4.061%, 06/22/23(a)(b)	18,479,267	18,702,497
Amplify Snack Brands, Inc., Term Loan, 6.500%, 08/24/23(a)(b)	7,381,500	7,166,182
ASP MSG Acquisition Co., Inc., Term Loan B, 6.000%, 08/16/23(a)(b)	10,548,563	10,687,065
JBS USA LLC, Term Loan, 05/25/18(b)(c)(d)	2,664,729	2,666,941
JBS USA LLC, Incremental Term Loan, 3.750%, 09/18/20(a)(b)	4,862,804	4,902,338
JBS USA LLC, 2015 Term Loan B, 4.000%, 10/30/22(a)(b)	6,529,050	6,583,437
Landry’s, Inc., 2016 Term Loan B, 4.000%, 10/04/23(a)(b)	3,315,000	3,345,200

		88,510,599

Forest Prod/Containers 1.8%
Anchor Glass Container Corp., 2016 1st Lien Term Loan, 4.250%, 12/07/23(a)(b)	6,700,000	6,748,173
Anchor Glass Container Corp., 2016 2nd Lien Term Loan, 8.750%, 12/07/24(a)(b)	850,000	863,812
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.000%, 12/17/21(a)(b)	6,787,316	6,856,886
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/08/20(a)(b)(e)	17,214,158	17,331,559
Berry Plastics Holding Corp., Term Loan H, 3.750%, 10/01/22(a)(b)	3,684,102	3,718,659
Caraustar Industries, Inc., Term Loan B, 8.000%, 05/01/19(a)(b)	9,025,040	9,175,487
Mauser U.S. Corporate LLC, USD 1st Lien Term Loan, 4.500%, 07/31/21(a)(b)	2,984,733	3,003,387
Mauser U.S. Corporate LLC, USD 2nd Lien Term Loan, 8.750%, 07/31/22(a)(b)	6,615,000	6,581,925
Prolampac Intermediate, Inc., 2016 1st Lien Term Loan, 5.000%, 11/18/23(a)(b)(c)	9,390,000	9,489,816
Reynolds Group Holdings, Inc., 2016 USD Term Loan, 4.250%, 02/05/23(a)(b)	10,922,625	11,056,646
Signode Industrial Group U.S., Inc., USD Term Loan B, 4.000%, 05/01/21(a)(b)	17,953,010	18,087,658

		92,914,008

See Notes to Schedules of Portfolio Investments.

Gaming/Leisure 8.4%
Amaya Holdings B.V., USD 1st Lien Term Loan, 5.000%, 08/01/21(a)(b)	15,118,844	15,165,107
Aristocrat Technologies, Inc., 2016 Term Loan B, 3.631%, 10/20/21(a)(b)	446,629	451,002
Belmond Interfin Ltd., USD Term Loan B, 4.000%, 03/21/21(a)(b)	9,618,025	9,618,025
Boyd Gaming Corp., Term Loan B2, 3.756%, 09/15/23(a)(b)	4,354,088	4,401,503
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(a)(b)	2,048,693	2,066,619
Caesars Entertainment Operating Co., Term Loan B7 (Non RSA), 03/01/17(a)(b)(c)(g)	13,650,000	15,970,500
Caesars Entertainment Operating Co., Extended Term Loan B6, 03/01/17(a)(b)(c)(g)	57,724,680	63,977,995
Caesars Entertainment Operating Co., Term Loan B5 (Non RSA), 10/31/17(b)(c)(d)(g)	5,176,919	5,616,957
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.000%, 10/11/20(a)(b)	45,590,219	45,960,868
Diamond Resorts Corp., 2016 Term Loan B, 7.000%, 08/11/23(a)(b)	26,787,862	26,787,862
ESH Hospitality, Inc., 2016 Term Loan B, 3.770%, 08/30/23(a)(b)	14,653,275	14,815,780
Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.750%, 11/30/23(a)(b)	12,540,000	12,674,303
Global Cash Access LLC, New Term Loan B, 6.250%, 12/18/20(a)(b)	8,256,377	7,994,898
GLP Financing LLC, Incremental Term Loan A, 2.385%, 04/29/21(a)(b)	43,678,760	43,078,177
Hilton Worldwide Finance LLC, Term Loan B2, 3.256%, 10/25/23(a)(b)(e)	74,071,025	74,867,289
Hilton Worldwide Finance LLC, Term Loan B1, 3.500%, 10/26/20(a)(b)(e)	5,814,767	5,862,390
La Quinta Intermediate Holdings LLC, Term Loan B, 3.750%, 04/14/21(a)(b)	11,419,103	11,415,563
Las Vegas Sands LLC, 2016 Term Loan B, 12/19/20(a)(b)	3,361,337	3,376,564
MGM Growth Prop. Operating Partnership LP, 2016 Term Loan B, 3.520%, 04/25/23(a)(b)	11,146,935	11,266,318
MGM Resorts International, 2016 Term Loan A, 3.520%, 04/25/21(a)(b)	8,213,333	8,192,800
Mohegan Tribal Gaming Authority, 2016 Term Loan B, 09/28/23(b)(c)(d)	9,206,925	9,270,269
Playa Resorts Holding B.V., Term Loan B, 4.000%, 08/09/19(a)(b)	6,013,013	6,018,665
Scientific Games International, Inc., 2014 Term Loan B1, 6.000%, 10/18/20(a)(b)(c)	14,099,755	14,278,963
Station Casinos LLC, 2016 Term Loan B, 3.750%, 06/08/23(a)(b)	2,467,600	2,496,915
Wynn America LLC, Delayed Draw Term Loan, 2.520%, 11/19/20(a)(b)	4,235,000	4,150,300

		419,775,632

Healthcare 7.6%
Albany Molecular Research, Inc., Term Loan B, 6.006%, 07/16/21(a)(b)	4,994,710	5,044,657
Alere, Inc., 2015 Term Loan A, 3.770%, 06/18/20(a)(b)	6,172,094	6,128,396
Ardent Legacy Acquisitions, Inc., 2015 Term Loan B, 6.500%, 08/04/21(a)(b)(c)	8,614,241	8,549,634
CDRH Parent, Inc., New 1st Lien Term Loan, 5.250%, 07/01/21(a)(b)	1,240,420	1,126,711
Community Health Systems, Inc., New Term Loan A, 3.270%-3.435%, 01/22/19(a)(b)	7,492,629	7,372,447
Community Health Systems, Inc., Term Loan G, 3.750%, 12/31/19(a)(b)	34,278,787	33,186,322
Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21(a)(b)(c)	19,829,598	19,168,678
Community Health Systems, Inc., Term Loan F, 4.020%-4.185%, 12/31/18(a)(b)(c)	27,735,992	27,250,612
Concordia International Corp., 2015 Term Loan, 5.250%, 10/21/21(a)(b)	10,005,177	7,760,315
Convatec, Inc., USD 2016 Term Loan B, 3.270%, 10/31/23(a)(b)	2,920,000	2,936,060
Emdeon Business Services LLC, Term Loan B2, 3.750%, 11/02/18(a)(b)	13,451,027	13,470,665
Endo Luxembourg Finance Co. I S.A.R.L., 2015 Term Loan B, 3.813%, 09/26/22(a)(b)	18,564,813	18,644,456
Explorer Holdings, Inc., 2016 Term Loan B, 6.000%, 05/02/23(a)(b)	4,164,075	4,252,562
Greatbatch Ltd., Term Loan B, 5.250%, 10/27/22(a)(b)	15,258,095	15,320,043
Grifols Worldwide Operations USA, Inc., USD Term Loan B, 3.715%, 02/27/21(a)(b)	9,740,720	9,798,580
Halyard Health, Inc., 2016 Term Loan B, 12/13/21(b)(c)(d)	7,910,000	7,933,097
HCA, Inc., Term Loan B7, 3.520%, 02/15/24(a)(b)	26,505,792	26,808,223
Iasis Healthcare LLC, Term Loan B2, 4.500%, 05/03/18(a)(b)	8,139,451	8,063,185
Indivior Finance S.A.R.L., USD Term Loan B, 7.000%, 12/19/19(a)(b)(c)	18,131,604	18,199,598
inVentiv Health, Inc., 2016 Term Loan B, 4.750%, 11/09/23(a)(b)	4,115,000	4,148,784
Kindred Healthcare, Inc., New Term Loan, 4.250%, 04/09/21(a)(b)	6,165,575	6,152,750
Kinetic Concepts, Inc., USD Term Loan F1, 5.000%, 11/04/20(a)(b)	4,762,647	4,770,600
Lannett Co., Inc., Term Loan A, 5.750%, 11/25/20(a)(b)(c)	16,453,878	15,919,127
Lannett Co., Inc., Term Loan B, 6.375%, 11/25/22(a)(b)	1,919,617	1,874,026
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.000%, 06/07/23(a)(b)(c)	19,088,976	19,406,044
Quintiles IMS, Inc., 2016 USD Term Loan B, 3.500%, 03/17/21(a)(b)	5,881,574	5,915,157
Quorum Health Corp., Term Loan B, 6.750%, 04/29/22(a)(b)	12,819,050	12,541,261
RPI Finance Trust, Term Loan B5, 3.498%, 10/14/22(a)(b)	7,826,890	7,914,942
Valeant Pharmaceuticals International, Inc., Series A3 Tranche A, 4.520%, 10/20/18(a)(b)	21,816,318	21,737,343

See Notes to Schedules of Portfolio Investments.

Valeant Pharmaceuticals International, Inc., Series A4 Tranche A, 4.750%, 04/01/20(a)(b)(c)	12,798,927	12,587,745
Valeant Pharmaceuticals International, Inc., Series D2 Term Loan B, 5.000%, 02/13/19(a)(b)	2,930,700	2,926,304
Valeant Pharmaceuticals International, Inc., Term Loan B C2, 5.250%, 12/11/19(a)(b)	2,667,220	2,659,592
Valeant Pharmaceuticals International, Inc., Term Loan B E, 5.250%, 08/05/20(a)(b)	21,865,189	21,798,281

		381,366,197

Housing 2.4%
American Builders & Contractors Supply Co., Term Loan B, 3.520%, 10/31/23(a)(b)	12,865,000	12,973,967
Beazer Homes USA, Inc., Term Loan, 6.750%, 03/11/18(a)(b)	1,785,536	1,767,680
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(a)(b)(e)	24,969,775	25,203,991
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(b)	21,425,000	21,657,033
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.250%, 11/04/21(a)(b)(e)	46,316,215	46,536,217
DTZ U.S. Borrower LLC, 2nd Lien Term Loan, 9.250%, 11/04/22(a)(b)(c)	1,000,195	1,000,195
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.000%, 11/15/23(a)(b)(c)	4,790,000	4,833,924
Realogy Corp., 2016 Term Loan B, 3.770%, 07/20/22(a)(b)	8,422,675	8,459,566

		122,432,573

Information Technology 8.6%
Abacus Innovations Corp., Term Loan B, 3.520%, 08/16/23(a)(b)	6,345,000	6,402,803
Aricent Technologies, 1st Lien Term Loan, 5.500%, 04/14/21(a)(b)(c)	4,515,776	4,357,724
Arris Group, Inc., 2015 Term Loan A, 2.356%, 06/18/20(a)(b)	3,296,795	3,232,936
Arris Group, Inc., 2015 Term Loan B, 3.520%, 04/17/20(a)(b)	11,595,008	11,620,401
Avago Technologies Cayman Ltd., USD Term Loan B3, 3.704%, 02/01/23(a)(b)(e)	59,397,050	60,213,759
Avast Software B.V., USD Term Loan B, 5.000%, 09/30/22(a)(b)	4,878,250	4,948,399
Avaya, Inc., Term Loan B7, 6.250%, 05/29/20(a)(b)	51,475,788	44,623,331
Avaya, Inc., Term Loan B6, 6.500%, 03/30/18(a)(b)	9,557,913	8,310,605
Blackboard, Inc., Term Loan B4, 6.000%, 06/30/21(a)(b)	8,260,560	8,317,392
Cavium, Inc., Term Loan B, 3.750%, 08/16/22(a)(b)	6,593,475	6,651,168
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/09/20(a)(b)	3,771,522	2,904,072
Conduent, Inc., USD Term Loan B, 6.251%, 12/07/23(a)(b)	8,545,000	8,641,131
Cortes NP Acquisition Corp., Term Loan B, 6.000%, 11/30/23(a)(b)	12,415,000	12,570,188
Cypress Semiconductor Corp., 2016 Term Loan B, 6.500%, 07/05/21(a)(b)	6,522,438	6,661,039
Dell, Inc., Term Loan A3, 2.770%, 12/31/18(a)(b)	12,760,000	12,740,094
Dell, Inc., Term Loan A2, 3.020%, 09/07/21(a)(b)(c)(e)	50,270,000	50,194,595
Dell, Inc., 2016 Term Loan B, 4.020%, 09/07/23(a)(b)	37,395,000	38,010,896
Epicor Software Corp., 2016 Term Loan, 5.000%, 06/01/22(a)(b)	1,922,103	1,943,727
EVO Payments International LLC, 2nd Lien Term Loan, 11/15/24(b)(c)(d)	1,280,000	1,273,600
GlobalLogic Holdings, Inc., 2016 Term Loan B, 06/13/22(b)(c)(d)	3,790,000	3,780,525
Imagine! Print Solutions, Inc., Term Loan B, 7.000%, 03/30/22(a)(b)	3,734,860	3,790,882
Inovalon Holdings, Inc., Term Loan, 2.020%, 09/19/19(a)(b)	16,150,069	15,423,315
Internap Corp., Term Loan, 7.000%, 11/26/19(a)(f)	9,518,658	8,638,182
iParadigms Holdings LLC, 1st Lien Term Loan, 5.000%, 07/31/21(a)(b)	1,535,074	1,506,291
IPC Corp., 2015 Term Loan B, 5.500%, 08/06/21(a)(b)	5,182,688	4,962,423
M/A-COM Technology Solutions Holdings, Inc., Term Loan, 4.628%, 05/07/21(a)(b)	1,805,740	1,821,540
Presidio, Inc., Refinance Term Loan, 5.250%, 02/02/22(a)(b)	13,025,767	13,150,554
Quest Software US Holdings, Inc., Term Loan B, 7.000%, 10/31/22(a)(b)	2,485,000	2,514,522
Rackspace Hosting, Inc., 1st Lien Term Loan, 4.500%, 11/03/23(a)(b)(c)	7,090,000	7,175,647
RP Crown Parent LLC, 2016 Term Loan B, 4.500%, 10/12/23(a)(b)	2,905,000	2,933,324
Semiconductor Components Industries LLC, Term Loan A, 2.596%, 01/02/18(a)(b)	21,562,097	21,508,192
Sirius Computer Solutions, Inc., 2016 Term Loan, 5.250%, 10/30/22(a)(b)	4,980,577	5,040,743
SolarWinds, Inc., 2016 USD Term Loan, 5.500%, 02/05/23(a)(b)	2,985,000	3,019,119
Solera LLC, USD Term Loan B, 5.750%, 03/03/23(a)(b)(c)	11,722,252	11,868,781
Southern Graphics, Inc., New Term Loan B, 4.250%, 10/17/19(a)(b)	6,646,545	6,638,237
SS&C Technologies, Inc., 2015 Term Loan B1, 4.000%-4.020%, 07/08/22(a)(b)	3,225,907	3,268,263
SS&C Technologies, Inc., 2015 Term Loan B2, 4.000%-4.020%, 07/08/22(a)(b)	329,194	333,517
TTM Technologies, Inc., 1st Lien Term Loan, 5.250%, 05/31/21(a)(b)	9,612,808	9,732,968
Western Digital Corp., USD Term Loan A, 2.770%, 04/29/21(a)(b)	3,000,000	2,990,010
Western Digital Corp., USD 2016 Term Loan B1, 4.520%, 04/29/23(a)(b)	10,069,400	10,223,563

		433,938,458

See Notes to Schedules of Portfolio Investments.

Manufacturing 2.0%
Dynacast International LLC, Term Loan B, 4.500%, 01/28/22(a)(b)	7,468,290	7,505,632
Flex Acquisition Co., Inc., Unsecured Bridge Loan, 8.000%, 12/06/17(a)(b)	12,740,000	12,708,150
Flex Acquisition Company, Inc., 1st Lien Term Loan, 12/29/23(b)(c)(d)	2,480,000	2,500,658
Gates Global, Inc., Term Loan B, 4.250%, 07/06/21(a)(b)(c)	19,737,816	19,737,816
Keurig Green Mountain, Inc., USD Term Loan A, 2.563%, 03/03/21(a)(b)	28,557,318	28,414,532
Keurig Green Mountain, Inc., USD Term Loan B, 5.250%-5.313%, 03/03/23(a)(b)	7,334,027	7,434,870
LTI Holdings, Inc., 2nd Lien Term Loan, 10.250%, 04/16/23(a)(b)	1,545,000	1,369,256
Otter Products LLC, 2014 Term Loan, 5.750%, 06/03/20(a)(b)(c)	11,663,096	11,517,307
Safway Group Holding LLC, Term Loan B, 5.750%, 08/19/23(a)(b)(c)	7,820,890	7,928,427

		99,116,648

Metals/Minerals 1.9%
Atkore International, Inc., 2016 1st Lien Term Loan, 12/15/23(b)(c)(d)	17,665,000	17,797,487
Atlas Iron Ltd., Capex Term Loan B, 5.580%, 05/06/21(a)(b)	4,069,691	2,441,814
Fairmount Santrol, Inc., New Term Loan B2, 4.500%, 09/05/19(a)(b)(c)	6,065,150	5,878,162
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)(b)(e)	43,988,888	44,076,866
Global Brass & Copper, Inc., 2016 Term Loan B, 5.250%, 07/18/23(a)(b)	3,735,638	3,805,681
Novelis, Inc., 2015 Term Loan B, 4.020%, 06/02/22(a)(b)(c)	15,016,628	15,096,366
Zekelman Industries, Inc., Term Loan B, 6.000%, 06/14/21(a)(b)	5,825,725	5,869,418

		94,965,794

Retail 5.5%
Ascena Retail Group, Inc., 2015 Term Loan B, 5.313%, 08/21/22(a)(b)	9,189,859	8,950,923
Bass Pro Group LLC, Term Loan B, 12/16/23(b)(c)(d)	11,325,000	11,211,750
Belk, Inc., Term Loan, 5.750%, 12/12/22(a)(b)(c)	8,247,167	7,085,718
CWGS Group LLC, 2016 Term Loan, 4.500%, 11/08/23(a)(b)	8,970,000	9,100,783
Dollar Tree, Inc., Term Loan B3, 3.250%, 07/06/22(a)(b)	7,094,266	7,151,942
Dollar Tree, Inc., Term Loan B2, 4.250%, 07/06/22(a)(b)(c)	41,790,259	42,347,323
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 3.887%, 08/19/23(a)(b)	12,927,600	13,099,925
Hudson’s Bay Co., 2015 Term Loan B, 4.250%, 09/30/22(a)(b)	19,855,230	20,004,145
J. Crew Group, Inc., Term Loan B, 4.000%, 03/05/21(a)(b)(c)	27,247,336	15,360,686
J.C. Penney Corp., Inc., 2016 Term Loan B, 5.250%, 06/23/23(a)(b)(e)	24,155,500	24,246,083
Kate Spade & Co., Term Loan B, 4.000%, 04/10/21(a)(b)	6,490,600	6,498,713
Men’s Wearhouse, Inc. (The), Term Loan B, 4.500%, 06/18/21(a)(b)	5,393,453	5,386,711
Men’s Wearhouse, Inc. (The), 2015 Term Loan, 5.000%, 06/18/21(a)(b)	8,333,050	8,249,719
Sears Holding Corp., Incremental Term Loan, 8.500%, 07/20/20(a)(b)	7,290,000	7,280,887
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.500%, 06/30/18(a)(b)	35,093,793	33,602,306
Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(a)(b)	33,064,710	32,182,874
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	1,737,574	1,626,369
Toys ‘R’ Us-Delaware, Inc., FILO Term Loan, 8.250%, 10/24/19(a)(b)	3,404,464	3,353,397
Toys ‘R’ Us-Delaware, Inc., FILO CAD Term Loan, 8.250%, 10/24/19(a)(b)	2,745,536	2,704,353
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(a)(b)	19,842,700	17,312,756

		276,757,363

Service 7.7%
Asurion LLC, 2016 Term Loan B2, 07/08/20(b)(c)(d)	37,019,108	37,308,228
Asurion LLC, Term Loan B4, 5.000%, 08/04/22(a)(b)(e)	44,816,844	45,388,259
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)(c)(e)	46,556,489	47,284,167
Casella Waste Systems, Inc., Term Loan B, 4.000%, 10/17/23(a)(b)	1,710,000	1,723,902
DigitalGlobe, Inc., 2016 Term Loan B, 01/15/24(a)(b)	4,210,000	4,236,313
Evertec Group LLC, New Term Loan A, 2.856%, 04/17/18(a)(b)	2,485,143	2,461,857
First Data Corp., 2016 USD Term Loan, 3.756%, 03/24/21(a)(b)(e)	41,856,448	42,327,333
First Data Corp., USD 2016 Repriced Term Loan, 3.756%, 07/10/22(a)(b)(e)	42,539,077	42,973,401
GFL Environmental, Inc., USD Term Loan B, 3.750%, 09/29/23(a)(b)	4,139,625	4,148,235
Hertz Corp., (The), 2016 Term Loan B, 06/30/23(b)(c)(d)	2,643,358	2,650,786
IQOR U.S., Inc., Term Loan B, 6.000%, 04/01/21(a)(b)	28,649,594	27,288,738
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.000%, 08/31/21(a)(b)	13,790,000	14,169,225

See Notes to Schedules of Portfolio Investments.

LS Newco Pty Ltd., 2016 Term Loan B, 5.000%, 05/21/22(a)(b)	2,038,979	2,064,467
Opal Acquisition, Inc., Term Loan B, 5.000%, 11/27/20(a)(b)	2,559,424	2,431,453
Outerwall, Inc., 1st Lien Term Loan, 5.250%-7.000%, 09/27/23(a)(b)	3,725,663	3,778,045
Outerwall, Inc., 2nd Lien Term Loan, 9.750%, 09/27/24(a)(b)(c)	2,500,000	2,504,175
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 4.250%, 05/02/22(a)(b)	5,772,788	5,856,493
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.750%, 03/01/21(a)(b)	24,507,513	24,542,559
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 6.750%, 02/28/22(a)(b)(c)	10,175,000	10,149,563
Sedgwick Claims Management Services, Inc., Incremental 2nd Lien Term Loan, 6.750%, 02/28/22(a)(b)	1,275,000	1,270,219
SGS Cayman, L.P., 2014 Term Loan B, 6.000%, 04/23/21(a)(b)	470,855	462,615
Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/19(a)(b)	3,468,022	3,453,144
St. Georges University, 2016 Term Loan B, 6.250%, 07/06/22(a)(b)	2,039,188	2,063,821
Sutherland Global Services, Inc., Term Loan B, 6.000%, 04/23/21(a)(b)	2,022,768	1,987,369
TransUnion LLC, Term Loan B2, 3.520%, 04/09/21(a)(b)	6,494,978	6,547,197
Travelport Finance (Luxembourg) S.A.R.L., 2016 Term Loan B, 5.000%, 09/02/21(a)(b)	21,876,105	22,071,021
U.S. Foods, Inc., 2016 Term Loan B, 3.770%, 06/27/23(a)(b)	12,134,025	12,255,365
USIC Holdings, Inc., 2016 1st Lien Term Loan, 4.750%, 12/08/23(a)(b)	2,945,000	2,962,169
Vivid Seats Ltd., Term Loan B, 6.750%, 10/07/22(a)(b)	4,200,000	4,179,000
Weight Watchers International, Inc., Term Loan B2, 4.000%-4.100%, 04/02/20(a)(b)	8,221,192	6,782,483

		387,321,602

Telecommunications 3.7%
Communications Sales & Leasing, Inc., Term Loan B, 4.500%, 10/24/22(a)(b)	5,776,369	5,854,350
Consolidated Communications, Inc., Term Loan B2, 10/05/23(b)(c)(d)	6,650,000	6,684,447
Coral-U.S. Co-Borrower LLC, Term Loan B1, 5.520%, 12/30/22(a)(b)	7,595,000	7,685,229
Level 3 Financing, Inc., 2013 Term Loan B, 4.000%, 01/15/20(a)(b)(e)	76,190,000	77,180,470
Ligado Networks LLC, 2015 2nd Lien Term Loan, 13.500%, 12/07/20(a)(b)	10,020,318	6,920,332
LTS Buyer LLC, 1st Lien Term Loan, 4.248%, 04/13/20(a)(b)	1,824,431	1,832,988
Numericable U.S. LLC, USD Term Loan B10, 4.038%, 01/14/25(a)(b)(c)	18,275,000	18,416,631
Numericable U.S. LLC, USD Term Loan B7, 5.137%, 01/15/24(a)(b)	26,685,900	27,000,527
West Corp., 2016 Term Loan B14, 06/17/21(b)(c)(d)	5,820,075	5,823,742
West Corp., 2016 Term Loan B12, 06/17/23(b)(d)	1,611,425	1,613,439
Zayo Group LLC, PIK, Term Loan B, 3.750%, 05/06/21(a)(b)(e)	26,661,422	26,931,769

		185,943,924

Transportation 2.1%
Allison Transmission, Inc., New Term Loan B3, 3.256%, 09/23/22(a)(b)	3,588,779	3,632,742
Commercial Barge Line Co., 2015 1st Lien Term Loan, 9.750%, 11/12/20(a)(b)	8,402,625	7,842,422
Federal-Mogul Holdings Corp., New Term Loan B, 4.000%, 04/15/18(a)(b)(c)	12,614,640	12,586,257
Federal-Mogul Holdings Corp., New Term Loan C, 4.750%, 04/15/21(a)(b)(c)	20,289,053	20,067,090
HGIM Corp., Term Loan A, 5.220%-7.000%, 06/18/18(a)(b)(c)	5,981,249	5,408,066
HGIM Corp., Term Loan B, 5.500%, 06/18/20(a)(b)	6,919,443	5,356,825
K&N Engineering, Inc., 1st Lien Term Loan, 5.750%, 10/19/23(a)(b)	2,495,000	2,485,644
K&N Engineering, Inc., 2nd Lien Term Loan, 9.750%, 10/18/24(a)(b)	1,710,000	1,680,075
MPG Holdco I, Inc., 2015 Term Loan B, 3.750%, 10/20/21(a)(b)	3,494,696	3,501,965
Navios Maritime Midstream Partners L.P., Term Loan B, 5.500%, 06/18/20(a)(b)	2,669,350	2,642,657
Navios Partners Finance (U.S.), Inc., Term Loan B, 5.250%, 06/27/18(a)(b)	14,959,242	14,510,464
OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 08/05/19(a)(b)(c)	8,565,196	8,340,359
Tower Automotive Holdings USA LLC, New Term Loan, 4.000%, 04/23/20(a)(b)	8,509,868	8,552,418
Wabash National Corp., 2015 Term Loan B, 4.250%, 03/16/22(a)(b)	7,690,525	7,690,525

		104,297,509

Utilities 0.1%
Vistra Operations Co. LLC, 2016 Term Loan B2, 12/14/23(b)(d)	6,305,000	6,383,812

Utility 4.0%
APLP Holdings Ltd. Partnership, 2016 Term Loan B, 6.000%, 04/13/23(a)(b)	4,617,192	4,671,075
Aria Energy Operating LLC, Term Loan, 05/27/22(b)(c)(d)	218,374	215,098

See Notes to Schedules of Portfolio Investments.

Bronco Midstream Funding LLC, Term Loan B, 5.000%, 08/15/20(a)(b)	21,102,213	21,049,458
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.020%, 05/03/20(a)(b)	7,623,785	7,607,927
Calpine Corp., Term Loan B7, 3.750%, 05/31/23(a)(b)	5,233,700	5,258,089
Dynegy, Inc., Escrow, 5.000%, 06/27/23(a)(b)(c)	22,001,964	22,267,748
EFS Cogen Holdings I LLC, Add on Term Loan B, 06/28/23(b)(c)(d)	5,514,882	5,559,718
Empire Generating Co. LLC, Term Loan B, 5.250%, 03/14/21(a)(b)	13,970,038	13,690,637
Empire Generating Co. LLC, Term Loan C, 5.250%, 03/14/21(a)(b)	1,111,304	1,089,078
Lonestar Generation LLC, Term Loan B, 5.474%, 02/22/21(a)(b)	6,760,693	6,388,855
Longview Power LLC, Term Loan B, 7.000%, 04/13/21(a)(b)	4,515,260	3,956,496
Middle River Power LLC, Term Loan B, 8.000%, 09/29/22(a)(b)	13,984,966	13,862,597
NRG Energy, Inc., 2016 Term Loan B, 3.748%-3.478%, 06/30/23(a)(b)(e)	43,824,775	44,231,907
Power Team Services LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(b)	15,026,148	15,007,366
Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/20(a)(b)	7,960,000	7,920,200
Talen Energy Supply LLC, Term Loan B, 6.000%, 12/06/23(a)(b)	3,120,000	3,159,000
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan C, 5.000%, 10/17/17(a)(b)	2,994,643	3,028,812
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan B, 5.000%, 10/17/17(a)(b)	13,130,357	13,280,175
TPF II Power LLC, Term Loan B, 5.000%, 10/02/21(a)(b)(c)	9,500,355	9,576,357

		201,820,593

Total Bank Loans (Cost $4,437,538,976)		4,434,624,363

Corporate Bonds 3.2%
Auto Manufacturers 0.0%(h)
Motors Liquidation Co. Escrow, 7.200% (f)(g)(i)(j)	10,000,000	—
Motors Liquidation Co. Escrow, 8.375% (f)(g)(i)(j)	10,000,000	—

		—

Biotechnology 0.0%(h)
Concordia International Corp., 9.500%, 10/21/22(b)	1,215,000	431,325

Computers 0.2%
Harland Clarke Holdings Corp., 9.250%, 03/01/21(b)	5,330,000	4,690,400
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	3,715,000	3,798,587
Western Digital Corp., 10.500%, 04/01/24(b)	1,000,000	1,182,500

		9,671,487

Diversified Financial Services 0.4%
Alliance Data Systems Corp., 5.875%, 11/01/21(b)	5,000,000	5,075,000
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	5,517,000	5,710,095
Navient Corp., 8.000%, 03/25/20, MTN	5,000,000	5,547,000
Walter Investment Management Corp., 7.875%, 12/15/21	2,000,000	1,617,500

		17,949,595

Electric 0.1%
Dynegy, Inc., 6.750%, 11/01/19	5,000,000	5,087,500

Engineering & Construction 0.2%
Engility Corp., 8.875%, 09/01/24(b)	10,000,000	10,475,000

Entertainment 0.0%(h)
Lions Gate Entertainment Corp., 5.875%, 11/01/24(b)	1,650,000	1,674,750

Healthcare—Services 0.1%
CHS/Community Health Systems, Inc., 8.000%, 11/15/19	4,000,000	3,320,000
HCA Holdings, Inc., 6.250%, 02/15/21	2,000,000	2,152,500

		5,472,500

Home Builders 0.1%
Mattamy Group Corp., 6.500%, 11/15/20(b)	5,000,000	5,075,000

See Notes to Schedules of Portfolio Investments.

Media 0.5%
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21(b)	3,000,000	3,052,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.750%, 07/15/25(b)	10,000,000	11,000,000
CSC Holdings LLC, 10.125%, 01/15/23(b)	2,000,000	2,310,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 07/15/19	10,000,000	10,550,000

		26,912,500

Oil & Gas 1.0%
Chesapeake Energy Corp., 6.625%, 08/15/20	3,338,000	3,371,380
Chesapeake Energy Corp., 8.000%, 01/15/25(b)	5,000,000	5,100,000
Contura Energy, Inc., 10.000%, 08/01/21(b)	5,000,000	5,337,500
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(c)(f)(i)	33,162,977	32,333,903
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20(g)	7,800,000	3,334,500
SandRidge Energy, Inc., 8.750%, 06/01/20(b)	745,000	1,490

		49,478,773

Real Estate Investment Trust 0.3%
iStar, Inc., 5.000%, 07/01/19	5,000,000	5,018,750
iStar, Inc., 6.500%, 07/01/21	1,400,000	1,442,000
iStar, Inc., 7.125%, 02/15/18	500,000	515,000
Starwood Property Trust, Inc., 5.000%, 12/15/21(b)	5,250,000	5,320,350

		12,296,100

Telecommunication Services 0.3%
Digicel Group Ltd., 8.250%, 09/30/20(b)	5,000,000	4,289,850
Trilogy International Partners LLC/Trilogy International Finance, Inc., 13.375%, 05/15/19(f)	12,245,000	12,551,125

		16,840,975

Total Corporate Bonds (Cost $164,245,045)		161,365,505

Convertible Corporate Bond 0.0%(h)
Oil & Gas 0.0%(h)
SandRidge Energy, Inc., 10/04/20*	168,298	209,636

Total Convertible Corporate Bond (Cost $387,880)		209,636

Preferred Stock 0.0%(h)
Banks 0.0%(h)
GMAC Capital Trust I, Series 2, 6.691%(a)	94,025	2,388,235

Total Preferred Stock (Cost $2,350,625)		2,388,235

Rights 0.0%(h)
Utility 0.0%(h)
Texas Competitive Electric Holdings Co. LLC	410,667	554,401

Total Rights (Cost $554,399)		554,401

Common Stocks 0.4%
Diversified Financial Services 0.1%
Aretec Group, Inc.*	104,182	1,354,366

Electric 0.1%
Vistra Energy Corp.	410,667	6,365,338

Oil & Gas 0.2%
SandRidge Energy, Inc.*	7,138	168,100
Templar Energy LLC, Cl A*	1,378,328	9,648,297

		9,816,397

Telecommunication Services 0.0%(h)
NII Holding, Inc.*	303,451	652,420

Total Common Stocks (Cost $23,783,578)		18,188,521

See Notes to Schedules of Portfolio Investments.

Money Market Fund 15.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.42%(k)	759,038,708	759,038,708

Total Money Market Fund (Cost $759,038,708)		759,038,708

Unlisted Call Option Purchased 0.0%(h)
Metals/Minerals 0.0%(h)
Atlas Iron Ltd.*(f)(i), Expiration Date 07/31/17, Exercise Price $0.075 AUD	147,913,466	—

Total Unlisted Call Option Purchased (Cost $—)		—

Total Investments (Cost $5,387,899,211) — 107.0%		5,376,369,369
Liabilities in Excess of Other Assets — (7.0)%		(352,052,733)

Net Assets — 100.0%		$5,024,316,636

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2016.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 89.3% of net assets as of December 31, 2016.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(g)	Security is in default.
(h)	Less than 0.05% of Net Assets.
(i)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0.7% of net assets as of December 31, 2016.
(j)	Perpetual maturity.
(k)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.8%
Alabama 0.7%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	640,000	701,626

Georgia 88.8%
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	2,885,000	3,312,297
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	1,940,306
Athens-Clarke County Unified Government Development Authority, Series A, RB, 5.000%, 09/01/26	1,980,000	2,355,923
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,360,000	1,487,731
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Pre-refunded 01/01/2019 @ 100(b)	4,000,000	4,331,880
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Pre-refunded 01/01/2019 @ 100(b)	3,000,000	3,256,320
Athens-Clarke County Unified Government Water & Sewerage Revenue, RB, 5.000%, 01/01/24	1,250,000	1,485,825
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,188,720
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/23(b)	2,500,000	2,759,750
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	2,235,000	2,457,561
Atlanta Beltline Project, Series D, Tax Allocation, 5.000%, 01/01/30	1,055,000	1,206,741
Atlanta Beltline Project, Series D, Tax Allocation, 5.000%, 01/01/31	1,500,000	1,710,255
Atlanta Development Authority, RB, ETM, 5.000%, 09/01/19	1,025,000	1,118,777
Atlanta Development Authority, Series A, RB, 5.000%, 07/01/34	1,000,000	1,127,520
Atlanta Development Authority, Series A, RB, 5.250%, 07/01/40	2,500,000	2,850,925
Atlanta Eastside Project, Tax Allocation, 5.000%, 01/01/28	850,000	981,801
Atlanta Eastside Project, Tax Allocation, 5.000%, 01/01/30	250,000	284,747
Atlanta GA Water & Wastewater Revenue, RB, 5.000%, 11/01/40	4,000,000	4,510,520
Atlanta GA Water & Wastewater Revenue, Series A, RB, 6.250%, 11/01/39, Pre-refunded 11/01/2019 @ 100	1,875,000	2,119,087
Carroll City-County Hospital Authority, Tanner Medical Center, Inc., RB, 5.000%, 07/01/41, Country Guaranteed	3,000,000	3,309,900
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32, Country Guaranteed	1,180,000	1,355,006
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29	2,000,000	2,167,740
Forsyth County, Series A, GO, 5.000%, 03/01/25, Pre-refunded 03/01/2019 @ 100	5,000,000	5,390,050
Fulton County Development Authority, Series A, RB, 5.000%, 03/15/36	2,000,000	2,224,320
Fulton County Development Authority, Series A, RB, 5.000%, 05/01/39	2,145,000	2,389,659
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,393,704
Georgia State, Series B, GO, 5.000%, 10/01/17	3,000,000	3,091,230
Georgia State, Series E-2, GO, 4.000%, 09/01/19	2,000,000	2,135,900
Greene County Development Authority, RB, 5.000%, 11/15/37	2,955,000	3,209,662
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,316,636
Metropolitan Atlanta Rapid Transit Authority, Series A, RB, 5.000%, 07/01/30	1,465,000	1,662,687
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	2,000,000	2,230,520
Municipal Electric Authority of Georgia, Series D, RB, 5.750%, 01/01/19	360,000	383,710

See Notes to Schedules of Portfolio Investments.

Private Colleges & Universities Authority, Emory University, Series B, RB, 5.000%, 10/01/38	5,000,000	5,753,150
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	2,000,000	2,154,000
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/30	1,000,000	1,079,830
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/44	3,500,000	3,666,600
South Regional Joint Development Authority, Series B, RB, 5.000%, 08/01/27	1,645,000	1,899,613
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,751,111

		92,051,714

Guam 2.0%
Territory of Guam, Series A, RB, 5.000%, 12/01/33	620,000	692,949
Territory of Guam, Series A, RB, 5.000%, 12/01/34	460,000	511,281
Territory of Guam, Series A, RB, 5.000%, 12/01/46	795,000	869,770

		2,074,000

North Carolina 4.0%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,700,000	1,820,768
North Carolina Medical Care Commission, RB, 5.000%, 10/01/27(c)	620,000	725,964
North Carolina Medical Care Commission, RB, 5.000%, 10/01/33(c)	805,000	914,866
North Carolina Medical Care Commission, RB, 5.000%, 10/01/35(c)	620,000	697,029

		4,158,627

South Carolina 2.3%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	2,000,000	2,382,600

Total Municipal Bonds (Cost $98,449,337)		101,368,567

Money Market Fund 4.1%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.35%(d)	4,224,625	4,224,625

Total Money Market Fund (Cost $4,224,625)		4,224,625

Total Investments (Cost $102,673,962) — 101.9%		105,593,192
Liabilities in Excess of Other Assets — (1.9)%		(1,981,811)

Net Assets — 100.0%		$103,611,381

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2016.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviations

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
ETM	– Escrowed to Maturity
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 88.1%
Alabama 5.2%
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	2,000,000	2,185,660
Birmingham Special Care Facilities Financing Authority Health Care Facilities,
Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC	2,000,000	2,214,280

		4,399,940

Alaska 2.6%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC	730,000	815,213
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%,
09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	1,270,000	1,418,247

		2,233,460

California 21.3%
California Infrastructure & Economic Development Bank, RB, 5.000%, 11/01/34	1,000,000	1,131,320
California Municipal Finance Authority, Series A, RB, 5.000%, 06/01/50	1,750,000	1,813,175
California State, GO, 5.000%, 09/01/30	1,000,000	1,126,940
California State, GO, 5.000%, 08/01/35	1,000,000	1,143,050
California State, GO, 5.000%, 09/01/45	2,500,000	2,847,050
California State, GO, 5.000%, 09/01/46	1,500,000	1,706,910
California State, GO, 6.500%, 04/01/33(b)	2,000,000	2,212,420
California State Department of Water Resources, RB, 5.000%, 12/01/28	1,890,000	2,300,149
Los Angeles Department of Airports, Series A, AMT, RB, 4.000%, 05/15/34	1,000,000	1,033,970
Regents of the University of California Medical Center Pooled Revenue, Series L, RB, 5.000%, 05/15/35	1,500,000	1,693,800
San Diego Redevelopment Agency Successor, Series A, 5.000%, 09/01/28	500,000	576,090
San Diego Redevelopment Agency Successor, Series A, 5.000%, 09/01/29	405,000	464,636

		18,049,510

Connecticut 1.9%
South Central Connecticut Regional Water Authority, Series B, RB, 5.000%, 08/01/37	1,400,000	1,592,948

District of Columbia 2.6%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	2,000,000	2,209,960

Florida 3.2%
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/32	1,000,000	1,211,600
Port St Lucie FL Utility System Revenue, RB, 4.000%, 09/01/36	1,500,000	1,535,010

		2,746,610

Georgia 3.8%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,406,850
Georgia State, Series F, GO, 5.000%, 01/01/26	1,500,000	1,835,835

		3,242,685

Idaho 3.2%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37(b)	2,500,000	2,704,450

See Notes to Schedules of Portfolio Investments.

Illinois 9.5%
Chicago O’Hare International Airport, Series A, AMT, RB, 5.000%, 01/01/33	1,100,000	1,183,281
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/33(b)	3,500,000	3,866,240
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/41	1,750,000	1,908,848
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	1,000,000	1,095,300

		8,053,669

Kansas 1.9%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	1,500,000	1,655,910

Maine 3.3%
Maine State Turnpike Authority, RB, 6.000%, 07/01/38(b)	2,500,000	2,777,950

Massachusetts 2.0%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	1,500,000	1,697,940

Michigan 1.3%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, RB, 5.000%, 07/01/34, AGM-CR	1,000,000	1,132,470

Missouri 2.0%
Metropolitan St Louis Sewer District, Series B, RB, 5.000%, 05/01/45	1,500,000	1,709,070

New York 7.6%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB,
5.750%, 05/01/29, BHAC-CR-AGM	1,000,000	1,061,260
New York State Dormitory Authority, RB, 5.000%, 03/15/28	2,000,000	2,420,480
Utility Debt Securitization Authority, Series A, RB, 5.000%, 12/15/34	2,500,000	2,940,575

		6,422,315

North Carolina 2.1%
North Carolina Medical Care Commission, RB, 5.000%, 10/01/35(c)	1,625,000	1,826,890

Texas 3.8%
Arlington Higher Education Finance Corp., Series A, RB, 5.000%, 08/15/39, PSF-GTD	1,000,000	1,128,110
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 5.000%, 07/01/35	2,000,000	2,082,920

		3,211,030

Virginia 7.3%
Richmond VA Public Utility Revenue, RB, 5.000%, 01/15/30	3,000,000	3,537,060
Virginia Resources Authority, Series C, RB, 4.000%, 11/01/35	2,525,000	2,687,635

		6,224,695

Washington 3.5%
Central Puget Sound Regional Transit Authority, RB, 5.000%, 11/01/41	1,000,000	1,146,280
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC(b)	1,635,000	1,792,728

		2,939,008

Total Municipal Bonds (Cost $73,680,206)		74,830,510

Money Market Fund 13.7%
Federated Government Obligations Tax Managed Fund, Institutional Shares, 0.35%(d)	11,604,906	11,604,906

Total Money Market Fund (Cost $11,604,906)		11,604,906

Total Investments (Cost $85,285,112) — 101.8%		86,435,416
Liabilities in Excess of Other Assets — (1.8)%		(1,565,806)

Net Assets — 100.0%		$84,869,610

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2016.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	– General Obligation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 2.0%
Broadcasting 0.3%
iHeartCommunications, Inc., Term Loan D, 7.520%, 01/30/19(a)(b)	2,065,000	1,677,813

Cable/Wireless Video 0.1%
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.500%, 01/07/22(a)(b)	1,005,000	996,839

Energy 0.2%
Chesapeake Energy Corp., Term Loan, 8.500%, 08/23/21(a)(b)	1,180,000	1,282,754

Metals/Minerals 0.1%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)(b)	1,022,429	1,024,473

Retail 0.8%
Sears Holding Corp., Incremental Term Loan, 8.500%, 07/20/20(a)(b)	215,000	214,731
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.500%, 06/30/18(a)(b)	4,905,752	4,697,258

		4,911,989

Service 0.5%
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	2,955,000	3,001,187

Total Bank Loans (Cost $13,245,393)		12,895,055

Corporate Bonds 86.8%
Aerospace/Defense 0.4%
TransDigm, Inc., 6.000%, 07/15/22	2,550,000	2,652,000

Airlines 2.0%
Air Canada Pass Through Trust, Series 2013-1, Cl C, 6.625%, 05/15/18(b)	875,000	907,813
Air Canada Pass Through Trust, Series 2015-1, Cl C, 5.000%, 03/15/20(b)	543,000	540,285
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(b)	5,307,194	5,506,214
U.S. Airways Pass Through Trust, Series 2012-2, Cl B, 6.750%, 06/30/21	2,814,972	3,061,282
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	2,715,145	2,715,145

		12,730,739

Auto Manufacturers 0.0%(c)
Motors Liquidation Co. Escrow, 7.200%(d)(e)(f)(g)(h)	17,182,000	—
Motors Liquidation Co. Escrow, 8.375%(d)(e)(f)(g)(h)	36,800,000	—

		—

Auto Parts & Equipment 0.7%
Allison Transmission, Inc., 5.000%, 10/01/24(b)	1,985,000	2,004,850
Deck Chassis Acquisition, Inc., 10.000%, 06/15/23(b)	1,333,000	1,376,323
TI Group Automotive Systems LLC, 8.750%, 07/15/23(b)	1,015,000	1,060,675

		4,441,848

Banks 1.0%
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(b)	4,740,000	4,763,700
Royal Bank of Scotland Group PLC, 8.625%(a)(f)	1,310,000	1,336,200

		6,099,900

See Notes to Schedules of Portfolio Investments.

Biotechnology 0.2%
Concordia International Corp., 9.000%, 04/01/22(b)(d)	955,000	809,363
Concordia International Corp., 9.500%, 10/21/22(b)(d)	1,227,000	435,585

		1,244,948

Building Materials 0.4%
Eagle Materials, Inc., 4.500%, 08/01/26	613,000	611,468
Summit Materials LLC/Summit Materials Finance Corp., 8.500%, 04/15/22	1,845,000	2,038,725

		2,650,193

Chemicals 1.5%
Axalta Coating Systems LLC, 4.875%, 08/15/24(b)	1,955,000	1,955,000
Blue Cube Spinco, Inc., 9.750%, 10/15/23(d)	2,453,000	2,919,070
Chemours Co. (The), 7.000%, 05/15/25(d)	1,985,000	1,955,225
CVR Partners LP/CVR Nitrogen Finance Corp., 9.250%, 06/15/23(b)(d)	835,000	860,050
Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 04/15/23(b)	970,000	1,093,675
Platform Specialty Products Corp., 10.375%, 05/01/21(b)	490,000	542,675
Valvoline, Inc., 5.500%, 07/15/24(b)	322,000	333,270

		9,658,965

Coal 0.9%
CONSOL Energy, Inc., 5.875%, 04/15/22	2,275,000	2,229,500
CONSOL Energy, Inc., 8.000%, 04/01/23	3,415,000	3,504,644

		5,734,144

Commercial Services 2.7%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(h)	835,000	759,850
Hertz Corp. (The), 6.750%, 04/15/19	529,000	529,000
Laureate Education, Inc., 9.250%, 09/01/19(b)(d)	3,880,000	3,962,450
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23(b)	1,015,000	1,105,081
Quad/Graphics, Inc., 7.000%, 05/01/22	1,935,000	1,886,625
Rent-A-Center, Inc., 4.750%, 05/01/21	1,756,000	1,459,587
Rent-A-Center, Inc., 6.625%, 11/15/20(d)	1,063,000	972,645
Ritchie Bros Auctioneers, Inc., 5.375%, 01/15/25(b)	1,290,000	1,315,800
TMS International Corp., 7.625%, 10/15/21(h)	4,350,000	4,154,250
United Rentals North America, Inc., 7.625%, 04/15/22	602,000	633,605

		16,778,893

Computers 3.2%
Conduent Finance, Inc./Xerox Business Services LLC, 10.500%, 12/15/24(b)	208,000	222,560
Harland Clarke Holdings Corp., 6.875%, 03/01/20(b)	1,680,000	1,621,200
Harland Clarke Holdings Corp., 9.250%, 03/01/21(b)	3,290,000	2,895,200
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	8,877,000	9,076,732
Riverbed Technology, Inc., 8.875%, 03/01/23(b)	490,000	516,950
Seagate HDD Cayman, 4.750%, 01/01/25	1,345,000	1,281,375
Western Digital Corp., 10.500%, 04/01/24(b)(d)	4,075,000	4,818,688

		20,432,705

Distribution/Wholesale 0.3%
Univar USA, Inc., 6.750%, 07/15/23(b)	2,000,000	2,065,000

Diversified Financial Services 10.9%
Alliance Data Systems Corp., 5.875%, 11/01/21(b)	4,690,000	4,760,350
Ally Financial, Inc., 5.750%, 11/20/25	700,000	698,250
Ally Financial, Inc., 7.500%, 09/15/20	4,309,000	4,831,466
Ally Financial, Inc., 8.000%, 03/15/20	4,269,000	4,834,642
Ally Financial, Inc., 8.000%, 11/01/31	450,000	521,964
International Lease Finance Corp., 8.250%, 12/15/20	6,740,000	7,852,100
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(b)	2,425,000	2,425,000
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18	5,200,000	5,284,500
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	4,166,000	4,218,075
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	3,890,000	4,026,150
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19	1,025,000	1,072,406
Navient Corp., 5.000%, 10/26/20	2,010,000	2,050,200

See Notes to Schedules of Portfolio Investments.

Navient Corp., 5.500%, 01/15/19, MTN	875,000	907,813
Navient Corp., 8.000%, 03/25/20, MTN	2,415,000	2,679,201
Navient Corp., 8.450%, 06/15/18, MTN	1,805,000	1,944,887
Ocwen Loan Servicing LLC, 8.375%, 11/15/22(b)	3,620,000	3,676,110
OneMain Financial Holdings LLC, 7.250%, 12/15/21(b)	1,625,000	1,694,063
Quicken Loans, Inc., 5.750%, 05/01/25(b)(d)	6,530,000	6,350,425
Springleaf Finance Corp., 8.250%, 12/15/20(d)	2,500,000	2,718,750
Springleaf Finance Corp., 8.250%, 10/01/23	2,985,000	3,119,325
Walter Investment Management Corp., 7.875%, 12/15/21(d)	4,360,000	3,526,150

		69,191,827

Electric 1.5%
Dynegy, Inc., 6.750%, 11/01/19	3,095,000	3,149,162
Dynegy, Inc., 7.375%, 11/01/22(d)	1,220,000	1,165,100
GenOn Energy, Inc., 7.875%, 06/15/17	1,706,000	1,215,525
NRG Energy, Inc., 6.250%, 07/15/22	570,000	571,425
NRG Energy, Inc., 6.625%, 03/15/23(d)	620,000	621,550
NRG Energy, Inc., 7.250%, 05/15/26(b)(d)	2,130,000	2,119,350
NRG Energy, Inc., 7.875%, 05/15/21	802,000	836,085

		9,678,197

Electrical Components & Equipment 0.3%
WESCO Distribution, Inc., 5.375%, 06/15/24(b)	1,750,000	1,754,375

Electronics 0.3%
Allegion PLC, 5.875%, 09/15/23	1,743,000	1,847,580

Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 8.500%, 11/01/21(b)	500,000	521,250

Engineering & Construction 0.3%
Engility Corp., 8.875%, 09/01/24(b)	1,930,000	2,021,675

Entertainment 1.5%
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24(b)	852,000	920,160
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(b)	2,355,000	2,475,694
Lions Gate Entertainment Corp., 5.875%, 11/01/24(b)	2,790,000	2,831,850
Mohegan Tribal Gaming Authority, 7.875%, 10/15/24(b)(d)	1,190,000	1,213,800
WMG Acquisition Corp., 5.000%, 08/01/23(b)	630,000	633,150
WMG Acquisition Corp., 5.625%, 04/15/22(b)	1,600,000	1,656,000

		9,730,654

Environmental Control 0.5%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(b)	1,500,000	1,492,500
GFL Environmental, Inc., 9.875%, 02/01/21(b)	1,686,000	1,854,600

		3,347,100

Food 1.6%
JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25(b)	1,765,000	1,787,062
JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20(b)	1,815,000	1,860,375
Lamb Weston Holdings, Inc., 4.625%, 11/01/24(b)	585,000	586,463
Lamb Weston Holdings, Inc., 4.875%, 11/01/26(b)	585,000	578,784
Post Holdings, Inc., 5.000%, 08/15/26(b)	1,330,000	1,273,475
Post Holdings, Inc., 8.000%, 07/15/25(b)	2,070,000	2,318,400
US Foods, Inc., 5.875%, 06/15/24(b)	1,706,000	1,765,710

		10,170,269

Food Service 0.2%
AdvancePierre Foods Holdings, Inc., 5.500%, 12/15/24(b)	1,250,000	1,261,725

Forest Products & Paper 0.2%
Resolute Forest Products, Inc., 5.875%, 05/15/23	1,695,000	1,525,500

See Notes to Schedules of Portfolio Investments.

Healthcare—Products 0.5%
Greatbatch Ltd., 9.125%, 11/01/23(b)	1,992,000	1,987,020
Teleflex, Inc., 5.250%, 06/15/24	1,263,000	1,296,154

		3,283,174

Healthcare—Services 7.1%
Centene Corp., 4.750%, 01/15/25	1,057,000	1,031,896
Centene Corp., 5.625%, 02/15/21	3,280,000	3,448,592
CHS/Community Health Systems, Inc., 5.125%, 08/01/21(d)	3,090,000	2,865,975
CHS/Community Health Systems, Inc., 6.875%, 02/01/22	725,000	503,875
CHS/Community Health Systems, Inc., 8.000%, 11/15/19(d)	3,615,000	3,000,450
DaVita, Inc., 5.000%, 05/01/25	5,685,000	5,592,619
DaVita, Inc., 5.750%, 08/15/22	1,405,000	1,468,225
Envision Healthcare Corp., 5.625%, 07/15/22(d)	1,085,000	1,118,635
HCA Holdings, Inc., 6.250%, 02/15/21(d)	2,865,000	3,083,456
HCA, Inc., 5.250%, 06/15/26	1,020,000	1,054,425
HCA, Inc., 6.500%, 02/15/20	2,215,000	2,423,210
inVentiv Health, Inc., 9.000%, 01/15/18(b)	3,170,000	3,176,340
Kindred Healthcare, Inc., 8.000%, 01/15/20	2,595,000	2,582,025
MPH Acquisition Holdings LLC, 7.125%, 06/01/24(b)	2,983,000	3,139,906
Opal Acquisition, Inc., 8.875%, 12/15/21(b)	1,005,000	859,275
Quorum Health Corp., 11.625%, 04/15/23(b)(d)	985,000	824,938
Tenet Healthcare Corp., 6.000%, 10/01/20	1,585,000	1,660,287
Tenet Healthcare Corp., 6.750%, 06/15/23	360,000	317,700
Tenet Healthcare Corp., 8.000%, 08/01/20	680,000	671,568
Tenet Healthcare Corp., 8.125%, 04/01/22	4,620,000	4,358,970
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,400,000	1,438,500

		44,620,867

Home Builders 3.0%
Brookfield Residential Properties, Inc., 6.500%, 12/15/20(b)	470,000	480,575
CalAtlantic Group, Inc., 5.875%, 11/15/24	1,650,000	1,674,750
DR Horton, Inc., 4.000%, 02/15/20	1,095,000	1,125,113
Lennar Corp., 4.750%, 04/01/21	2,185,000	2,256,012
Mattamy Group Corp., 6.500%, 11/15/20(b)	1,335,000	1,355,025
Mattamy Group Corp., 6.875%, 12/15/23(b)	1,360,000	1,377,000
PulteGroup, Inc., 4.250%, 03/01/21	3,943,000	4,031,717
PulteGroup, Inc., 5.500%, 03/01/26	695,000	689,788
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(b)	1,665,000	1,623,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21(b)	935,000	958,375
TRI Pointe Group, Inc., 4.875%, 07/01/21	3,201,000	3,265,020

		18,836,750

Home Furnishings 0.3%
Tempur Sealy International, Inc., 5.500%, 06/15/26	1,622,000	1,630,110

Household Products/Wares 0.1%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(b)	863,000	856,528

Insurance 1.0%
MGIC Investment Corp., 5.750%, 08/15/23	3,390,000	3,534,075
Radian Group, Inc., 7.000%, 03/15/21	2,537,000	2,822,413

		6,356,488

Internet 0.4%
Cogent Communications Group, Inc., 5.375%, 03/01/22(b)	520,000	536,900
Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	1,770,000	1,840,800

		2,377,700

See Notes to Schedules of Portfolio Investments.

Iron/Steel 0.5%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 05/01/22(b)	820,000	817,950
Steel Dynamics, Inc., 5.125%, 10/01/21	2,160,000	2,252,750

		3,070,700

Leisure Time 0.4%
Viking Cruises Ltd., 8.500%, 10/15/22(b)	2,250,000	2,334,375
Lodging 3.5%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 11.000%, 10/01/21(d)	3,485,000	3,807,362
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.375%, 05/01/22	3,570,000	3,848,817
Diamond Resorts International, Inc., 10.750%, 09/01/24(b)(d)	1,765,000	1,716,462
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	1,680,000	1,684,200
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24(b)	820,000	851,775
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 10.250%, 11/15/22(b)	1,477,000	1,502,848
MGM Resorts International, 6.000%, 03/15/23	3,075,000	3,321,000
MGM Resorts International, 6.750%, 10/01/20	545,000	606,313
MGM Resorts International, 7.750%, 03/15/22	4,035,000	4,640,250

		21,979,027

Media 6.3%
Altice Finco SA, 7.625%, 02/15/25(b)	1,500,000	1,515,000
Altice Luxembourg SA, 7.750%, 05/15/22(b)(d)	2,175,000	2,321,812
CBS Radio, Inc., 7.250%, 11/01/24(b)	809,000	849,450
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 09/01/23	505,000	527,725
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 02/15/26(b)	1,405,000	1,454,175
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21(b)	1,440,000	1,465,200
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 09/15/20(b)	320,000	329,600
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.750%, 07/15/25(b)(d)	4,045,000	4,449,500
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	1,475,000	1,508,187
CSC Holdings LLC, 10.125%, 01/15/23(b)	1,000,000	1,155,000
CSC Holdings LLC, 10.875%, 10/15/25(b)	2,075,000	2,469,250
DISH DBS Corp., 5.125%, 05/01/20	4,406,000	4,560,210
DISH DBS Corp., 7.750%, 07/01/26	1,085,000	1,223,338
DISH DBS Corp., 7.875%, 09/01/19	2,310,000	2,564,100
iHeartCommunications, Inc., 10.625%, 03/15/23(d)	465,000	351,075
Lee Enterprises, Inc., 9.500%, 03/15/22(b)(d)	2,375,000	2,517,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.875%, 05/15/24(b)(d)	1,570,000	1,581,775
SFR Group SA, 7.375%, 05/01/26(b)	2,450,000	2,511,250
Univision Communications, Inc., 6.750%, 09/15/22(b)	1,434,000	1,505,700
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 07/15/19	1,705,000	1,798,775
Ziggo Bond Finance BV, 5.875%, 01/15/25(b)	1,850,000	1,850,000
Ziggo Secured Finance BV, 5.500%, 01/15/27(b)	1,090,000	1,062,532

		39,571,154

Metal Fabricate/Hardware 0.4%
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.375%, 12/15/23(b)	210,000	220,626
Novelis Corp., 6.250%, 08/15/24(b)	1,610,000	1,706,600
Zekelman Industries, Inc., 9.875%, 06/15/23(b)	545,000	610,400

		2,537,626

Mining 0.7%
Imperial Metals Corp., 7.000%, 03/15/19(h)	2,948,000	2,815,340
Kaiser Aluminum Corp., 5.875%, 05/15/24	1,324,000	1,370,340

		4,185,680

See Notes to Schedules of Portfolio Investments.

Miscellaneous Manufacturer 0.5%
Bombardier, Inc., 8.750%, 12/01/21(b)(d)	1,475,000	1,565,344
Gates Global LLC/Gates Global Co., 6.000%, 07/15/22(b)(d)	1,415,000	1,383,870

		2,949,214

Oil & Gas 7.5%
Antero Resources Corp., 6.000%, 12/01/20	3,669,000	3,779,070
Atwood Oceanics, Inc., 6.500%, 02/01/20(d)	1,060,000	969,900
Callon Petroleum Co., 6.125%, 10/01/24(b)	1,025,000	1,055,750
Chesapeake Energy Corp., 6.625%, 08/15/20(d)	4,220,000	4,262,200
Chesapeake Energy Corp., 6.875%, 11/15/20(d)	2,975,000	2,975,000
Chesapeake Energy Corp., 8.000%, 12/15/22(b)(d)	4,015,000	4,331,181
Chesapeake Energy Corp., 8.000%, 01/15/25(b)(d)	1,750,000	1,785,000
CITGO Petroleum Corp., 6.250%, 08/15/22(b)	1,475,000	1,534,000
Contura Energy, Inc., 10.000%, 08/01/21(b)(d)	4,160,000	4,440,800
Diamondback Energy, Inc., 4.750%, 11/01/24(b)	998,000	978,040
Diamondback Energy, Inc., 5.375%, 05/31/25(b)	1,083,000	1,089,173
Eclipse Resources Corp., 8.875%, 07/15/23	2,480,000	2,588,500
EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	720,000	663,746
Halcon Resources Corp., 8.625%, 02/01/20(b)(d)	1,345,000	1,398,800
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20(g)	6,487,000	2,773,193
MEG Energy Corp., 6.500%, 03/15/21(b)(d)	1,540,000	1,424,500
Nabors Industries, Inc., 5.500%, 01/15/23(b)	1,260,000	1,311,975
PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23(b)	1,665,000	1,656,675
Precision Drilling Corp., 6.625%, 11/15/20	1,010,374	1,025,530
Precision Drilling Corp., 7.750%, 12/15/23(b)	800,000	844,000
Range Resources Corp., 5.750%, 06/01/21(b)	2,819,000	2,952,903
Rice Energy, Inc., 6.250%, 05/01/22	1,800,000	1,849,500
Rowan Cos., Inc., 4.750%, 01/15/24	460,000	415,150
SandRidge Energy, Inc., 8.125%, 10/15/22	1,935,000	3,870
SandRidge Energy, Inc., 8.750%, 06/01/20(b)	1,615,000	3,230
Seven Generations Energy Ltd., 6.750%, 05/01/23(b)	1,571,000	1,673,115

		47,784,801

Oil & Gas Services 1.0%
FTS International, Inc., 8.463%, 06/15/20(a)(b)	1,400,000	1,400,000
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(h)	2,005,000	1,779,438
SESI LLC, 6.375%, 05/01/19	2,500,000	2,500,000
SESI LLC, 7.125%, 12/15/21(d)	790,000	803,825

		6,483,263

Packaging & Containers 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.250%, 01/31/19(b)	585,000	594,506
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.250%, 05/15/24(b)(d)	2,290,000	2,413,087
Ball Corp., 4.375%, 12/15/20	1,410,000	1,473,450
Berry Plastics Corp., 5.500%, 05/15/22	1,120,000	1,164,800
Berry Plastics Corp., 6.000%, 10/15/22(d)	1,115,000	1,179,113
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.125%, 07/15/23(b)	1,585,000	1,618,681

		8,443,637

Pharmaceuticals 2.2%
Endo Finance LLC/Endo Finco, Inc., 7.250%, 01/15/22(b)	2,495,000	2,295,400
Horizon Pharma, Inc., 6.625%, 05/01/23(d)	1,080,000	1,028,700
inVentiv Group Holdings Inc/inVentiv Health Inc/inVentiv Health Clinical, Inc., 7.500%, 10/01/24(b)	1,945,000	2,037,193
Valeant Pharmaceuticals International, 6.750%, 08/15/21(b)	975,000	809,250
Valeant Pharmaceuticals International, 7.000%, 10/01/20(b)	5,230,000	4,507,606
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(b)	3,720,000	3,152,700

		13,830,849

See Notes to Schedules of Portfolio Investments.

Pipelines 3.5%
Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24(b)	1,190,000	1,288,175
Holly Energy Partners LP/Holly Energy Finance Corp., 6.000%, 08/01/24(b)	1,030,000	1,073,775
Rockies Express Pipeline LLC, 5.625%, 04/15/20(b)	390,000	410,475
Rockies Express Pipeline LLC, 6.000%, 01/15/19(b)	2,635,000	2,766,750
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,241,000	1,310,806
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	4,880,000	5,221,600
Sabine Pass Liquefaction LLC, 5.875%, 06/30/26(b)	1,740,000	1,874,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.250%, 01/15/25	1,106,000	1,129,503
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19	3,004,000	3,176,730
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,755,000	1,842,750
Williams Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	1,688,000	1,741,057

		21,836,471

Private Equity 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	2,745,000	2,803,331

Real Estate 1.5%
Greystar Real Estate Partners LLC, 8.250%, 12/01/22(b)	370,000	400,525
Howard Hughes Corp. (The), 6.875%, 10/01/21(b)	5,195,000	5,474,491
Realogy Group LLC/Realogy Co-Issuer Corp., 4.875%, 06/01/23(b)	1,610,000	1,553,650
Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/21(b)(d)	2,285,000	2,342,125

		9,770,791

Real Estate Investment Trust 3.3%
Care Capital Properties LP, 5.125%, 08/15/26(b)	1,085,000	1,056,913
iStar, Inc., 5.000%, 07/01/19	1,450,000	1,455,438
iStar, Inc., 6.500%, 07/01/21	3,353,000	3,453,590
iStar, Inc., 7.125%, 02/15/18	5,265,000	5,422,950
iStar, Inc., 9.000%, 06/01/17	2,220,000	2,286,600
Starwood Property Trust, Inc., 5.000%, 12/15/21(b)	5,078,000	5,146,045
VEREIT Operating Partnership LP, 4.125%, 06/01/21	660,000	669,900
VEREIT Operating Partnership LP, 4.875%, 06/01/26	1,245,000	1,260,998

		20,752,434

Retail 2.3%
Family Dollar Stores, Inc., 5.000%, 02/01/21	420,000	448,350
Landry’s, Inc., 6.750%, 10/15/24(b)	1,525,000	1,547,875
Men’s Wearhouse, Inc. (The), 7.000%, 07/01/22	2,690,000	2,636,200
New Albertsons, Inc., 7.450%, 08/01/29	1,190,000	1,124,550
Rite Aid Corp., 6.125%, 04/01/23(b)	3,700,000	3,977,500
Rite Aid Corp., 6.750%, 06/15/21	2,515,000	2,640,750
TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 08/15/21(b)	2,095,000	2,058,337

		14,433,562

Semiconductors 0.2%
NXP BV/NXP Funding LLC, 4.125%, 06/01/21(b)	1,310,000	1,352,575

Software 2.4%
Donnelley Financial Solutions, Inc., 8.250%, 10/15/24(b)(d)	1,705,000	1,734,837
First Data Corp., 5.375%, 08/15/23(b)	1,620,000	1,680,750
First Data Corp., 7.000%, 12/01/23(b)(d)	3,780,000	4,025,700
Infor US, Inc., 6.500%, 05/15/22	730,000	761,025
Nuance Communications, Inc., 5.625%, 12/15/26(b)	3,551,000	3,491,521
Quintiles IMS, Inc., 5.000%, 10/15/26(b)	1,990,000	1,994,975
Solera LLC/Solera Finance, Inc., 10.500%, 03/01/24(b)	1,090,000	1,226,250

		14,915,058

Telecommunication Services 5.0%
Cincinnati Bell, Inc., 7.000%, 07/15/24(b)	4,460,000	4,716,450
Cogent Communications Finance, Inc., 5.625%, 04/15/21(b)	745,000	752,450
Digicel Group Ltd., 8.250%, 09/30/20(b)	1,425,000	1,222,607
Frontier Communications Corp., 11.000%, 09/15/25	2,450,000	2,529,625

See Notes to Schedules of Portfolio Investments.

Intelsat Jackson Holdings SA, 7.250%, 04/01/19(d)	1,080,000	907,200
Level 3 Financing, Inc., 5.375%, 05/01/25	735,000	749,700
Sprint Communications, Inc., 11.500%, 11/15/21	3,045,000	3,737,737
Sprint Corp., 7.875%, 09/15/23	2,670,000	2,850,225
T-Mobile USA, Inc., 6.542%, 04/28/20	1,940,000	1,998,200
T-Mobile USA, Inc., 6.633%, 04/28/21	2,490,000	2,598,938
Trilogy International Partners LLC/Trilogy International Finance, Inc., 13.375%, 05/15/19(h)	5,215,000	5,345,375
ViaSat, Inc., 6.875%, 06/15/20(d)	2,745,000	2,827,350
West Corp., 5.375%, 07/15/22(b)	1,760,000	1,700,600

		31,936,457

Transportation 0.8%
Florida East Coast Holdings Corp., 6.750%, 05/01/19(b)	2,830,000	2,929,050
Hornbeck Offshore Services, Inc., 1.500%, 09/01/19(d)(h)	985,000	698,734
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21(h)	1,960,000	1,313,200
Hornbeck Offshore Services, Inc., 5.875%, 04/01/20(d)	355,000	253,825

		5,194,809

Total Corporate Bonds (Cost $533,804,973)		549,666,918

Convertible Corporate Bond 0.1%
Oil & Gas 0.1%
SandRidge Energy, Inc., 10/04/20*	364,834	454,446

Total Convertible Corporate Bond (Cost $539,195)		454,446

Convertible Preferred Stock 0.1%
Telecommunication Services 0.1%
T-Mobile US, Inc., 5.500%, 12/15/17	6,065	572,779

Total Convertible Preferred Stock (Cost $303,250)		572,779

Preferred Stock 0.5%
Banks 0.5%
GMAC Capital Trust I, Series 2, 6.691%(a)	121,110	3,076,194

Total Preferred Stock (Cost $3,027,750)		3,076,194

Warrants 0.0%(c)
Oil & Gas 0.0%(c)
SandRidge Energy, Inc.*(e)	3,760	13,160
SandRidge Energy, Inc.*(e)	1,583	6,411

		19,571

Total Warrants (Cost $—)		19,571

Common Stocks 0.8%
Auto Manufacturers 0.4%
General Motors Co.	76,364	2,660,522

Oil & Gas 0.3%
SandRidge Energy, Inc.*	19,818	466,714
Templar Energy LLC, Cl A*	159,460	1,116,222

		1,582,936

Telecommunication Services 0.1%
NII Holding, Inc.*(d)	284,455	611,578

Total Common Stocks (Cost $8,790,731)		4,855,036

See Notes to Schedules of Portfolio Investments.

Money Market Funds 13.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(i)	54,158,371	54,158,371
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.42%(i)(j)	33,954,773	33,954,773

Total Money Market Funds (Cost $88,113,144)		88,113,144

Total Investments (Cost $647,824,436) — 104.2%		659,653,143
Liabilities in Excess of Other Assets — (4.2)%		(26,605,180)

Net Assets — 100.0%		$633,047,963

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2016.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 44.4% of net assets as of December 31, 2016.
(c)	Less than 0.05% of Net Assets.
(d)	The security or a partial position of the security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016 was $44,088,245.
(e)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0 % of net assets as of December 31, 2016.
(f)	Perpetual maturity.
(g)	Security is in default.
(h)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(i)	Rate disclosed, the 7 day yield, is as of December 31, 2016.
(j)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $46,104,877. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,150,103. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016 (See Note 2(i)).

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 2.9%
Cable/Wireless Video 0.2%
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.500%, 01/07/22(a)(b)	1,025,000	1,016,677

Chemicals 0.7%
Chemours Co. (The), Term Loan B, 3.770%, 05/12/22(a)(b)	1,404,485	1,394,836
Kraton Polymers LLC, Term Loan B, 6.000%, 01/06/22(a)(b)	2,220,000	2,243,399

		3,638,235

Financials 0.3%
Walter Investment Management Corp., 2013 Term Loan, 4.750%, 12/18/20(a)(b)	2,000,000	1,898,000

Healthcare 0.2%
Concordia International Corp., 2015 Term Loan, 5.250%, 10/21/21(a)(b)	1,538,845	1,193,574

Information Technology 0.3%
Solera LLC, USD Term Loan B, 5.750%, 03/03/23(a)(b)	1,392,982	1,410,395

Metals/Minerals 0.2%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)(b)	956,342	958,254

Retail 0.8%
Sears Holding Corp., Incremental Term Loan, 8.500%, 07/20/20(a)(b)	225,000	224,719
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.500%, 06/30/18(a)(b)	4,250,388	4,069,746

		4,294,465

Service 0.2%
Laureate Education, Inc., 2016 Term Loan, 8.868%, 03/17/21(a)(b)	1,208,237	1,210,509

Total Bank Loans (Cost $15,686,337)		15,620,109

Corporate Bonds 94.1%
Aerospace/Defense 0.3%
TransDigm, Inc., 6.000%, 07/15/22(c)	1,355,000	1,409,200

Airlines 1.9%
Air Canada Pass Through Trust, Series 2013-1, Cl C, 6.625%, 05/15/18(b)	790,000	819,625
Air Canada Pass Through Trust, Series 2015-1, Cl C, 5.000%, 03/15/20(b)	490,000	487,550
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(b)	3,237,152	3,358,545
U.S. Airways Pass Through Trust, Series 2012-2, Cl B, 6.750%, 06/03/21	2,533,640	2,755,333
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	2,944,134	2,944,134

		10,365,187

Auto Parts & Equipment 0.8%
Allison Transmission, Inc., 5.000%, 10/01/24(b)	2,010,000	2,030,100
Deck Chassis Acquisition, Inc., 10.000%, 06/15/23(b)	1,320,000	1,362,900
TI Group Automotive Systems LLC, 8.750%, 07/15/23(b)	1,080,000	1,128,600

		4,521,600

Banks 1.1%
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(b)	4,320,000	4,341,600
Royal Bank of Scotland Group PLC, 8.625%(a)(d)	1,295,000	1,320,900

		5,662,500

See Notes to Schedules of Portfolio Investments.

Biotechnology 0.1%
Concordia International Corp., 9.000%, 04/01/22(b)(c)	752,000	637,320

Building Materials 0.5%
Eagle Materials, Inc., 4.500%, 08/01/26	600,000	598,500
Summit Materials LLC/Summit Materials Finance Corp., 8.500%, 04/15/22	1,865,000	2,060,825

		2,659,325

Chemicals 1.6%
Axalta Coating Systems LLC, 4.875%, 08/15/24(b)	1,215,000	1,215,000
Blue Cube Spinco, Inc., 9.750%, 10/15/23(c)	2,285,000	2,719,150
Chemours Co. (The), 7.000%, 05/15/25(c)	1,730,000	1,704,050
GCP Applied Technologies, Inc., 9.500%, 02/01/23(b)	1,005,000	1,153,237
Platform Specialty Products Corp., 10.375%, 05/01/21(b)	495,000	548,213
Valvoline, Inc., 5.500%, 07/15/24(b)	1,107,000	1,145,745

		8,485,395

Coal 1.0%
CONSOL Energy, Inc., 5.875%, 04/15/22	2,399,000	2,351,020
CONSOL Energy, Inc., 8.000%, 04/01/23	3,015,000	3,094,144

		5,445,164

Commercial Services 2.5%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(e)	1,600,000	1,456,000
Hertz Corp. (The), 6.750%, 04/15/19	476,000	476,000
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23(b)	1,073,000	1,168,229
Quad/Graphics, Inc., 7.000%, 05/01/22	1,790,000	1,745,250
Rent-A-Center, Inc., 4.750%, 05/01/21	1,840,000	1,529,408
Rent-A-Center, Inc., 6.625%, 11/15/20	995,000	910,425
Ritchie Bros Auctioneers, Inc., 5.375%, 01/15/25(b)	1,185,000	1,208,700
TMS International Corp., 7.625%, 10/15/21(e)	4,365,000	4,168,575
United Rentals North America, Inc., 7.625%, 04/15/22	907,000	954,617

		13,617,204

Computers 3.2%
Conduent Finance, Inc./Xerox Business Services LLC, 10.500%, 12/15/24(b)	206,000	220,420
Harland Clarke Holdings Corp., 6.875%, 03/01/20(b)	5,195,000	5,013,175
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	7,474,000	7,642,165
Seagate HDD Cayman, 4.750%, 01/01/25	1,330,000	1,267,084
Western Digital Corp., 7.375%, 04/01/23(b)	795,000	874,500
Western Digital Corp., 10.500%, 04/01/24(b)(c)	1,745,000	2,063,463

		17,080,807

Distribution/Wholesale 0.4%
Univar USA, Inc., 6.750%, 07/15/23(b)	1,970,000	2,034,025

Diversified Financial Services 12.2%
Alliance Data Systems Corp., 5.375%, 08/01/22(b)	1,395,000	1,346,175
Alliance Data Systems Corp., 5.875%, 11/01/21(b)	3,120,000	3,166,800
Ally Financial, Inc., 5.750%, 11/20/25	1,095,000	1,092,263
Ally Financial, Inc., 7.500%, 09/15/20	3,651,000	4,093,684
Ally Financial, Inc., 8.000%, 03/15/20	2,573,000	2,913,922
Ally Financial, Inc., 8.000%, 11/01/31	470,000	545,162
CIT Group, Inc., 5.375%, 05/15/20(c)	1,452,000	1,542,750
ILFC E-Capital Trust I, 4.670%, 12/21/65(a)(e)	6,750,000	5,923,125
International Lease Finance Corp., 8.250%, 12/15/20	3,545,000	4,129,925
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(b)	2,340,000	2,340,000
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18	4,980,000	5,060,925
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	5,300,000	5,366,250
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	2,055,000	2,126,925

See Notes to Schedules of Portfolio Investments.

Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19	955,000	999,169
Navient Corp., 5.000%, 10/26/20	1,690,000	1,723,800
Navient Corp., 5.500%, 01/15/19, MTN	735,000	762,563
Navient Corp., 8.000%, 03/25/20, MTN	2,810,000	3,117,414
Navient Corp., 8.450%, 06/15/18, MTN	1,900,000	2,047,250
Ocwen Loan Servicing LLC, 8.375%, 11/15/22(b)	3,215,000	3,264,832
OneMain Financial Holdings LLC, 7.250%, 12/15/21(b)	1,540,000	1,605,450
Quicken Loans, Inc., 5.750%, 05/01/25(b)(c)	5,175,000	5,032,687
Springleaf Finance Corp., 8.250%, 12/15/20(c)	2,035,000	2,213,063
Springleaf Finance Corp., 8.250%, 10/01/23	2,615,000	2,732,675
Walter Investment Management Corp., 7.875%, 12/15/21(c)	2,585,000	2,090,619

		65,237,428

Electric 2.2%
Calpine Corp., 5.750%, 01/15/25(c)	900,000	868,500
Calpine Corp., 5.875%, 01/15/24(b)	1,405,000	1,464,712
Dynegy, Inc., 6.750%, 11/01/19	3,190,000	3,245,825
NRG Energy, Inc., 6.250%, 07/15/22	605,000	606,513
NRG Energy, Inc., 6.625%, 03/15/23	660,000	661,650
NRG Energy, Inc., 7.250%, 05/15/26(b)	2,235,000	2,223,825
NRG Energy, Inc., 7.875%, 05/15/21	807,000	841,297
NRG Yield Operating LLC, 5.000%, 09/15/26(b)	1,060,000	1,012,300
NRG Yield Operating LLC, 5.375%, 08/15/24(c)	685,000	688,425

		11,613,047

Electrical Components & Equipment 0.3%
WESCO Distribution, Inc., 5.375%, 06/15/24(b)	1,755,000	1,759,388

Electronics 0.3%
Allegion PLC, 5.875%, 09/15/23	1,563,000	1,656,780

Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 8.500%, 11/01/21(b)	520,000	542,100

Entertainment 1.5%
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24(b)	771,000	832,680
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(b)	1,880,000	1,976,350
Lions Gate Entertainment Corp., 5.875%, 11/01/24(b)	2,925,000	2,968,875
WMG Acquisition Corp., 5.000%, 08/01/23(b)	600,000	603,000
WMG Acquisition Corp., 5.625%, 04/15/22(b)	1,408,000	1,457,280

		7,838,185

Environmental Control 0.4%
GFL Environmental, Inc., 9.875%, 02/01/21(b)(c)	1,759,000	1,934,900

Food 2.2%
JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25(b)	1,745,000	1,766,812
JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20(b)	2,115,000	2,167,875
Lamb Weston Holdings, Inc., 4.625%, 11/01/24(b)	620,000	621,550
Lamb Weston Holdings, Inc., 4.875%, 11/01/26(b)	620,000	613,413
Pilgrim’s Pride Corp., 5.750%, 03/15/25(b)	1,105,000	1,102,237
Post Holdings, Inc., 5.000%, 08/15/26(b)	1,125,000	1,077,188
Post Holdings, Inc., 8.000%, 07/15/25(b)	2,045,000	2,290,400
US Foods, Inc., 5.875%, 06/15/24(b)	2,190,000	2,266,650

		11,906,125

Forest Products & Paper 0.3%
Resolute Forest Products, Inc., 5.875%, 05/15/23(c)	1,672,000	1,504,800

Healthcare—Products 0.7%
Hologic, Inc., 5.250%, 07/15/22(b)	1,050,000	1,105,125
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 02/15/21(b)(c)	1,026,000	1,113,210
Teleflex, Inc., 5.250%, 06/15/24	1,569,000	1,610,186

		3,828,521

See Notes to Schedules of Portfolio Investments.

Healthcare—Services 7.1%
Centene Corp., 4.750%, 01/15/25	835,000	815,169
Centene Corp., 5.625%, 02/15/21(c)	3,805,000	4,000,577
Centene Corp., 6.125%, 02/15/24	590,000	621,712
CHS/Community Health Systems, Inc., 5.125%, 08/15/18(c)	253,000	247,940
CHS/Community Health Systems, Inc., 5.125%, 08/01/21(c)	3,625,000	3,362,187
CHS/Community Health Systems, Inc., 8.000%, 11/15/19(c)	1,940,000	1,610,200
DaVita, Inc., 5.000%, 05/01/25	3,940,000	3,875,975
DaVita, Inc., 5.750%, 08/15/22	2,310,000	2,413,950
Envision Healthcare Corp., 5.625%, 07/15/22	1,820,000	1,876,420
HCA Holdings, Inc., 6.250%, 02/15/21(c)	3,028,000	3,258,885
HCA, Inc., 5.250%, 06/15/26	1,035,000	1,069,931
HCA, Inc., 6.500%, 02/15/20	2,535,000	2,773,290
inVentiv Health, Inc., 9.000%, 01/15/18(b)	2,735,000	2,740,470
Kindred Healthcare, Inc., 8.000%, 01/15/20	2,415,000	2,402,925
Tenet Healthcare Corp., 4.750%, 06/01/20	1,695,000	1,711,950
Tenet Healthcare Corp., 6.000%, 10/01/20	3,110,000	3,257,725
Tenet Healthcare Corp., 7.500%, 01/01/22(b)	479,000	499,358
WellCare Health Plans, Inc., 5.750%, 11/15/20(c)	1,370,000	1,407,675

		37,946,339

Home Builders 4.1%
Brookfield Residential Properties, Inc., 6.500%, 12/15/20(b)	425,000	434,563
CalAtlantic Group, Inc., 5.875%, 11/15/24	1,326,000	1,345,890
Lennar Corp., 4.750%, 04/01/21	2,594,000	2,678,305
Mattamy Group Corp., 6.500%, 11/15/20(b)	1,735,000	1,761,025
Mattamy Group Corp., 6.875%, 12/15/23(b)	1,255,000	1,270,688
PulteGroup, Inc., 4.250%, 03/01/21	4,137,000	4,230,082
PulteGroup, Inc., 5.500%, 03/01/26	1,920,000	1,905,600
PulteGroup, Inc., 7.875%, 06/15/32	400,000	444,000
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(b)	1,755,000	1,711,125
Shea Homes LP/Shea Homes Funding Corp., 6.125%, 04/01/25(b)	1,755,000	1,697,962
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21(b)	820,000	840,500
TRI Pointe Group, Inc., 4.875%, 07/01/21	3,390,000	3,457,800

		21,777,540

Home Furnishings 0.3%
Tempur Sealy International, Inc., 5.500%, 06/15/26	1,345,000	1,351,725

Household Products/Wares 0.3%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(b)	1,368,000	1,357,740

Insurance 1.9%
MGIC Investment Corp., 5.750%, 08/15/23	3,380,000	3,523,650
Radian Group, Inc., 7.000%, 03/15/21	2,702,000	3,005,975
Sirius International Group Ltd., 7.506%(a)(d)(e)	3,570,000	3,592,312

		10,121,937

Internet 0.2%
Cogent Communications Group, Inc., 5.375%, 03/01/22(b)	1,055,000	1,089,288

Iron/Steel 0.4%
Steel Dynamics, Inc., 5.125%, 10/01/21	2,285,000	2,383,118

Leisure Time 0.6%
NCL Corp. Ltd., 4.625%, 11/15/20(b)	1,295,000	1,317,662
Viking Cruises Ltd., 8.500%, 10/15/22(b)	1,580,000	1,639,250

		2,956,912

See Notes to Schedules of Portfolio Investments.

Lodging 2.7%
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	2,290,000	2,398,775
Diamond Resorts International, Inc., 7.750%, 09/01/23(b)(c)	1,765,000	1,765,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	1,680,000	1,684,200
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24(b)	825,000	856,969
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.750%, 11/15/21(b)(c)	1,070,000	1,083,375
MGM Resorts International, 6.000%, 03/15/23	2,820,000	3,045,600
MGM Resorts International, 6.750%, 10/01/20	1,305,000	1,451,812
MGM Resorts International, 7.750%, 03/15/22	2,030,000	2,334,500

		14,620,231

Media 6.3%
Altice Financing SA, 6.500%, 01/15/22(b)(c)	2,140,000	2,230,950
Altice Finco SA, 7.625%, 02/15/25(b)	1,675,000	1,691,750
Altice Luxembourg SA, 7.750%, 05/15/22(b)(c)	2,205,000	2,353,837
Cablevision Systems Corp., 8.000%, 04/15/20(c)	2,140,000	2,348,650
CBS Radio, Inc., 7.250%, 11/01/24(b)(c)	848,000	890,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 09/01/23	2,485,000	2,596,825
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 02/15/26(b)	2,190,000	2,266,650
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	1,350,000	1,380,375
CSC Holdings LLC, 6.625%, 10/15/25(b)	1,125,000	1,229,063
CSC Holdings LLC, 10.125%, 01/15/23(b)	550,000	635,250
CSC Holdings LLC, 10.875%, 10/15/25(b)	2,050,000	2,439,500
DISH DBS Corp., 6.750%, 06/01/21	1,020,000	1,106,700
DISH DBS Corp., 7.750%, 07/01/26	940,000	1,059,850
DISH DBS Corp., 7.875%, 09/01/19	3,645,000	4,045,950
Lee Enterprises, Inc., 9.500%, 03/15/22(b)(c)	2,170,000	2,300,200
SFR Group SA, 7.375%, 05/01/26(b)	1,550,000	1,588,750
Univision Communications, Inc., 6.750%, 09/15/22(b)	1,495,000	1,569,750
Ziggo Bond Finance BV, 5.875%, 01/15/25(b)	815,000	815,000
Ziggo Secured Finance BV, 5.500%, 01/15/27(b)	1,105,000	1,077,154

		33,626,604

Metal Fabricate/Hardware 0.4%
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.375%, 12/15/23(b)	203,000	213,272
Novelis Corp., 6.250%, 08/15/24(b)(c)	1,690,000	1,791,400

		2,004,672

Mining 0.7%
Imperial Metals Corp., 7.000%, 03/15/19(e)	2,314,000	2,209,870
Kaiser Aluminum Corp., 5.875%, 05/15/24	1,665,000	1,723,275

		3,933,145

Miscellaneous Manufacturer 0.3%
Bombardier, Inc., 8.750%, 12/01/21(b)(c)	1,350,000	1,432,688

Office/Business Equipment 0.3%
CDW LLC/CDW Finance Corp., 6.000%, 08/15/22	1,730,000	1,829,475

Oil & Gas 7.0%
Antero Resources Corp., 5.375%, 11/01/21	600,000	613,500
Antero Resources Corp., 6.000%, 12/01/20	3,905,000	4,022,150
Callon Petroleum Co., 6.125%, 10/01/24(b)	1,045,000	1,076,350
Chesapeake Energy Corp., 6.875%, 11/15/20	3,675,000	3,675,000
Chesapeake Energy Corp., 8.000%, 12/15/22(b)(c)	4,900,000	5,285,875
CITGO Petroleum Corp., 6.250%, 08/15/22(b)	1,115,000	1,159,600
Contura Energy, Inc., 10.000%, 08/01/21(b)(c)	3,100,000	3,309,250
Diamondback Energy, Inc., 4.750%, 11/01/24(b)	1,045,000	1,024,100

See Notes to Schedules of Portfolio Investments.

Diamondback Energy, Inc., 5.375%, 05/31/25(b)	943,000	948,375
MEG Energy Corp., 6.500%, 03/15/21(b)(c)	1,515,000	1,401,375
Nabors Industries, Inc., 5.500%, 01/15/23(b)	1,220,000	1,270,325
Oasis Petroleum, Inc., 7.250%, 02/01/19	1,925,000	1,925,000
PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23(b)	1,745,000	1,736,275
Precision Drilling Corp., 6.625%, 11/15/20	891,835	905,213
Precision Drilling Corp., 7.750%, 12/15/23(b)	805,000	849,275
Range Resources Corp., 5.750%, 06/01/21(b)	2,955,000	3,095,362
Rice Energy, Inc., 6.250%, 05/01/22	430,000	441,825
Rice Energy, Inc., 7.250%, 05/01/23(c)	1,590,000	1,685,400
Rowan Cos., Inc., 4.750%, 01/15/24	460,000	415,150
RSP Permian, Inc., 6.625%, 10/01/22	1,055,000	1,115,663
Seven Generations Energy Ltd., 6.750%, 05/01/23(b)	1,623,000	1,728,495

		37,683,558

Oil & Gas Services 0.6%
FTS International, Inc., 8.463%, 06/15/20(a)(b)	1,420,000	1,420,000
SESI LLC, 6.375%, 05/01/19	2,045,000	2,045,000

		3,465,000

Packaging & Containers 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 05/15/23(b)	1,275,000	1,264,647
Ball Corp., 4.375%, 12/15/20	2,885,000	3,014,825
Berry Plastics Corp., 5.500%, 05/15/22	1,385,000	1,440,400
Berry Plastics Corp., 6.000%, 10/15/22	1,305,000	1,380,038
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.125%, 07/15/23(b)	1,673,000	1,708,551

		8,808,461

Pharmaceuticals 1.6%
Endo Finance LLC/Endo Finco, Inc., 7.250%, 01/15/22(b)	2,070,000	1,904,400
Horizon Pharma, Inc., 6.625%, 05/01/23(c)	1,000,000	952,500
Valeant Pharmaceuticals International, 7.000%, 10/01/20(b)	3,560,000	3,068,275
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(b)	3,210,000	2,720,475

		8,645,650

Pipelines 4.6%
Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24(b)	1,075,000	1,163,687
Holly Energy Partners LP/Holly Energy Finance Corp., 6.000%, 08/01/24(b)	1,415,000	1,475,138
Kinder Morgan Energy Partners LP, 9.000%, 02/01/19	1,260,000	1,418,826
Rockies Express Pipeline LLC, 5.625%, 04/15/20(b)	730,000	768,325
Rockies Express Pipeline LLC, 6.000%, 01/15/19(b)	2,650,000	2,782,500
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,105,000	1,167,156
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	4,990,000	5,339,300
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	1,515,000	1,609,687
Sabine Pass Liquefaction LLC, 5.625%, 03/01/25(c)	605,000	647,350
Sabine Pass Liquefaction LLC, 5.875%, 06/30/26(b)	1,755,000	1,891,012
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.250%, 01/15/25	1,071,000	1,093,759
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19	2,591,000	2,739,982
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	789,000	828,450
Williams Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	1,615,000	1,665,763

		24,590,935

Private Equity 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	2,710,000	2,767,587

Real Estate 2.1%
Greystar Real Estate Partners LLC, 8.250%, 12/01/22(b)	326,000	352,895
Howard Hughes Corp. (The), 6.875%, 10/01/21(b)	5,790,000	6,101,502
Realogy Group LLC/Realogy Co-Issuer Corp., 4.875%, 06/01/23(b)	1,405,000	1,355,825
Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/21(b)(c)	3,329,000	3,412,225

		11,222,447

See Notes to Schedules of Portfolio Investments.

Real Estate Investment Trust 3.8%
Care Capital Properties LP, 5.125%, 08/15/26(b)	1,445,000	1,407,593
iStar, Inc., 5.000%, 07/01/19(c)	1,100,000	1,104,125
iStar, Inc., 6.500%, 07/01/21	3,775,000	3,888,250
iStar, Inc., 7.125%, 02/15/18	5,030,000	5,180,900
iStar, Inc., 9.000%, 06/01/17	1,990,000	2,049,700
Starwood Property Trust, Inc., 5.000%, 12/15/21(b)	3,280,000	3,323,952
VEREIT Operating Partnership LP, 4.125%, 06/01/21	2,197,000	2,229,955
VEREIT Operating Partnership LP, 4.875%, 06/01/26	1,077,000	1,090,840

		20,275,315

Retail 1.8%
Dollar Tree, Inc., 5.750%, 03/01/23(c)	1,525,000	1,614,700
Family Dollar Stores, Inc., 5.000%, 02/01/21	390,000	416,325
Men’s Wearhouse, Inc. (The), 7.000%, 07/01/22	2,870,000	2,812,600
New Albertsons, Inc., 7.450%, 08/01/29	1,226,000	1,158,570
Rite Aid Corp., 6.125%, 04/01/23(b)	3,175,000	3,413,125

		9,415,320

Semiconductors 0.3%
NXP BV/NXP Funding LLC, 4.125%, 06/01/21(b)	1,475,000	1,522,938

Software 3.0%
Donnelley Financial Solutions, Inc., 8.250%, 10/15/24(b)(c)	1,730,000	1,760,275
First Data Corp., 5.375%, 08/15/23(b)	2,640,000	2,739,000
First Data Corp., 6.750%, 11/01/20(b)	2,020,000	2,095,750
First Data Corp., 7.000%, 12/01/23(b)(c)	2,580,000	2,747,700
Nuance Communications, Inc., 5.625%, 12/15/26(b)	2,785,000	2,738,351
Quintiles IMS, Inc., 5.000%, 10/15/26(b)	2,015,000	2,020,038
Quintiles Transnational Corp., 4.875%, 05/15/23(b)	1,660,000	1,684,900

		15,786,014

Telecommunication Services 7.5%
Cincinnati Bell, Inc., 7.000%, 07/15/24(b)	3,875,000	4,097,812
CommScope Technologies Finance LLC, 6.000%, 06/15/25(b)(c)	1,665,000	1,764,900
Frontier Communications Corp., 11.000%, 09/15/25	2,565,000	2,648,363
Level 3 Financing, Inc., 5.125%, 05/01/23	620,000	622,325
Level 3 Financing, Inc., 5.375%, 08/15/22	1,330,000	1,373,225
Level 3 Financing, Inc., 5.375%, 05/01/25	1,695,000	1,728,900
Level 3 Financing, Inc., 6.125%, 01/15/21(c)	5,500,000	5,706,250
Sprint Communications, Inc., 11.500%, 11/15/21	2,810,000	3,449,275
Sprint Corp., 7.875%, 09/15/23(c)	1,910,000	2,038,925
T-Mobile USA, Inc., 6.542%, 04/28/20	1,655,000	1,704,650
T-Mobile USA, Inc., 6.633%, 04/28/21	4,865,000	5,077,844
ViaSat, Inc., 6.875%, 06/15/20(c)	5,285,000	5,443,550
West Corp., 4.750%, 07/15/21(b)	2,845,000	2,909,012
West Corp., 5.375%, 07/15/22(b)	1,860,000	1,797,225

		40,362,256

Transportation 0.5%
Florida East Coast Holdings Corp., 6.750%, 05/01/19(b)	2,790,000	2,887,650

Total Corporate Bonds (Cost $489,748,391)		503,603,546

Common Stocks 0.3%
Oil & Gas 0.2%
Templar Energy LLC, Cl A*	134,055	938,382

Telecommunication Services 0.1%
NII Holding, Inc.*(c)	174,597	375,383

Total Common Stocks (Cost $4,018,766)		1,313,765

See Notes to Schedules of Portfolio Investments.

Money Market Funds 5.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(f)	7,698,965	7,698,965
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.42%(f)(g)	21,131,587	21,131,587

Total Money Market Funds (Cost $28,830,552)		28,830,552

Total Investments (Cost $538,284,046)—102.7%		549,367,972
Liabilities in Excess of Other Assets—(2.7)%		(14,444,180)

Net Assets—100.0%		$534,923,792

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2016.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 45.3% of net assets as of December 31, 2016.
(c)	The security or a partial position of the security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016 was $29,954,908.
(d)	Perpetual maturity.
(e)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(f)	Rate disclosed, the 7 day yield, is as of December 31, 2016.
(g)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $31,165,138. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,033,551. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016 (See Note 2(i)).

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind
RSP	– Retirement Savings Plan

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 100.4%
Alabama 3.1%
Birmingham, Series A, GO, 0.000%, 03/01/27(a)	2,500,000	2,757,075
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	3,000,000	3,278,490
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(b)	9,000,000	9,964,260

		15,999,825

Alaska 8.9%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(b)	18,000,000	19,866,600
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC	5,650,000	6,309,525
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	9,850,000	10,999,790
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,096,292

		45,272,207

California 24.8%
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	3,806,530
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(b)	5,400,000	5,890,320
California Infrastructure & Economic Development Bank, RB, 5.000%, 11/01/35	2,000,000	2,256,040
California State, GO, 5.000%, 09/01/26	4,580,000	5,560,853
California State, GO, 5.000%, 08/01/35	1,000,000	1,143,050
California State, GO, 5.000%, 09/01/45	4,980,000	5,671,324
California State, GO, 5.000%, 09/01/46	4,500,000	5,120,730
California State, GO, 6.500%, 04/01/33(b)	24,500,000	27,102,145
California State, Series C, GO, 5.000%, 09/01/32	9,950,000	11,541,204
East Bay Municipal Utility District Wastewater System Revenue, Series A, RB, 5.000%, 06/01/37	2,515,000	2,886,742
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34, Pre-refunded 06/01/2019 @ 100	2,775,000	3,057,994
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	2,225,000	2,432,971
Los Angeles Department of Airports, Series A, AMT, RB, 5.000%, 05/15/24	3,465,000	4,013,579
Los Angeles Department of Airports, Series A, AMT, RB, 5.000%, 05/15/25	1,425,000	1,663,830
Los Angeles Department of Airports, Series A, AMT, RB, 5.000%, 05/15/26	2,500,000	2,943,200
Los Angeles Department of Water, Series A, RB, 5.000%, 07/01/34	2,645,000	3,073,252
Los Angeles Department of Water, Series A, RB, 5.000%, 07/01/36	2,000,000	2,306,720
Regents of the University of California Medical Center Pooled Revenue, Series L, RB, 5.000%, 05/15/34	3,000,000	3,400,500
Regents of the University of California Medical Center Pooled Revenue, Series L, RB, 5.000%, 05/15/35	1,500,000	1,693,800
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, Pre-refunded 05/01/2018 @ 100, AGM	2,290,000	2,423,049
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	2,710,000	2,865,093
Tahoe-Truckee Unified School District, Series B, GO, 5.000%, 08/01/35	1,500,000	1,728,030
University of California, RB, 5.000%, 05/15/34	2,000,000	2,328,260
University of California, RB, 5.000%, 05/15/35	1,500,000	1,738,215
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,303,660
University of California, Series O, RB, 5.750%, 05/15/28(b)	10,000,000	11,012,200
University of California, Series O, RB, 5.750%, 05/15/29(b)	5,095,000	5,610,716

		126,574,007

See Notes to Schedules of Portfolio Investments.

District of Columbia 1.7%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	8,000,000	8,839,840

Florida 2.0%
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,143,180
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,220,320
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/34	3,785,000	4,585,906

		9,949,406

Georgia 3.2%
Georgia State, Series A, GO, 5.000%, 01/01/26	5,000,000	5,795,450
Georgia State, Series F, GO, 5.000%, 01/01/26	8,500,000	10,403,065

		16,198,515

Hawaii 1.5%
Hawaii State, GO, 5.000%, 11/01/29, Pre-refunded 11/01/2022 @ 100	60,000	70,070
Hawaii State, GO, 5.000%, 11/01/29	6,690,000	7,642,188

		7,712,258

Illinois 5.7%
Chicago O’Hare International Airport, AMT, RB, 4.000%, 01/01/27	2,730,000	2,817,469
Chicago O’Hare International Airport, RB, 5.000%, 01/01/31	9,080,000	10,110,580
Chicago O’Hare International Airport, Series A, AMT, RB, 5.000%, 01/01/33	2,000,000	2,151,420
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/33	6,580,000	7,268,531
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/41	250,000	272,693
Chicago O’Hare International Airport, Series C, RB, 5.000%, 01/01/30	1,250,000	1,394,750
Chicago O’Hare International Airport, Series C, RB, 5.000%, 01/01/33	1,550,000	1,724,421
Chicago O’Hare International Airport, Series C, RB, 5.000%, 01/01/34	1,000,000	1,106,840
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,190,600

		29,037,304

Indiana 0.4%
Indiana Finance Authority, Series C, RB, 5.000%, 06/01/27	1,775,000	2,152,117

Kansas 5.7%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	26,090,000	28,801,795

Maryland 3.3%
Maryland State, Series A, GO, 5.000%, 03/01/24	3,640,000	4,105,811
Maryland State, Series B, GO, 5.000%, 08/01/25	5,920,000	6,814,749
Montgomery County, Series A, GO, 5.000%, 11/01/27	5,000,000	5,974,000

		16,894,560

Massachusetts 4.0%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	5,520,000	6,248,419
Massachusetts School Building Authority, Series C, RB, 5.000%, 08/15/36	5,000,000	5,730,300
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/34, ST INTERCEPT	4,045,000	4,576,877
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/39, ST INTERCEPT	3,250,000	3,636,425

		20,192,021

Michigan 4.9%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, RB, 5.000%, 07/01/34, AGM-CR	9,000,000	10,192,230
Michigan Finance Authority, RB, 5.000%, 07/01/21	14,000,000	14,789,040

		24,981,270

See Notes to Schedules of Portfolio Investments.

Minnesota 1.2%
Minnesota State, Series D, GO, 5.000%, 08/01/26	5,000,000	6,150,150

Missouri 0.3%
Metropolitan St Louis Sewer District, Series B, RB, 5.000%, 05/01/35	1,500,000	1,730,520

New Jersey 0.8%
New Jersey Health Care Facilities Financing Authority, RB, 5.000%, 07/01/28(c)	1,990,000	2,247,944
New Jersey Health Care Facilities Financing Authority, RB, 5.000%, 07/01/29(c)	500,000	562,220
New Jersey Health Care Facilities Financing Authority, RB, 5.000%, 07/01/30(c)	1,000,000	1,118,370

		3,928,534

New York 10.9%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC-CR-AGM	5,340,000	5,667,128
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(b)	7,500,000	8,006,325
New York City Water & Sewer System, Series A, RB, 5.750%, 06/15/40, Pre-refunded 06/15/2018 @ 100	3,530,000	3,765,663
New York City Water & Sewer System, Series A, RB, 5.750%, 06/15/40	11,800,000	12,470,122
New York State Dormitory Authority, RB, 5.000%, 03/15/28	8,000,000	9,681,920
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/28	2,500,000	2,922,025
Suffolk County Water Authority, Series A, RB, 5.000%, 06/01/37	5,225,000	6,053,580
Utility Debt Securitization Authority, Series A, RB, 5.000%, 12/15/34	5,955,000	7,004,450

		55,571,213

North Carolina 1.4%
North Carolina Medical Care Commission, RB, 5.000%, 10/01/31(c)	1,650,000	1,893,722
North Carolina Medical Care Commission, RB, 5.000%, 10/01/33(c)	1,535,000	1,744,497
North Carolina State, GO, 5.000%, 06/01/27	2,750,000	3,364,927

		7,003,146

Oregon 0.2%
Eugene OR Electric Utility System Revenue, Series A, RB, 5.000%, 08/01/30	1,000,000	1,183,820

Pennsylvania 4.6%
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	7,791,675
Philadelphia Gas Works Co, RB, 5.000%, 10/01/22	1,375,000	1,532,905
Philadelphia Gas Works Co, RB, 5.000%, 10/01/26	2,000,000	2,290,880
Philadelphia Gas Works Co, RB, 5.000%, 10/01/34	1,435,000	1,580,308
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB,
5.500%, 09/15/23, GO of University	6,750,000	7,340,288
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB,
5.500%, 09/15/24, GO of University	2,500,000	2,716,925

		23,252,981

Texas 3.9%
Harris County, Series A, RB, 5.000%, 08/15/35	2,000,000	2,296,120
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 5.000%, 07/01/35	7,100,000	7,394,366
Texas State Public Finance Authority, Unemployment Comp., Series B, RB, 4.000%, 07/01/17	10,000,000	10,109,100

		19,799,586

Virginia 4.7%
Henrico County VA Water & Sewer Revenue, RB, 5.000%, 05/01/36	1,840,000	2,144,170
Henrico County VA Water & Sewer Revenue, RB, 5.000%, 05/01/37	1,000,000	1,162,650
Henrico County VA Water & Sewer Revenue, RB, 5.000%, 05/01/38	1,000,000	1,160,000
Richmond VA Public Utility Revenue, RB, 5.000%, 01/15/30	7,000,000	8,253,140
Virginia Resources Authority, RB, 4.000%, 11/01/35	5,000,000	5,322,050
Virginia Resources Authority, RB, 4.000%, 11/01/34	3,205,000	3,428,164
Virginia Resources Authority, RB, 5.000%, 11/01/31	2,150,000	2,562,306

		24,032,480

See Notes to Schedules of Portfolio Investments.

Washington 3.2%
Central Puget Sound Regional Transit Authority, RB, 5.000%, 11/01/41	2,000,000	2,292,560
Energy Northwest, RB, 5.000%, 07/01/24, Pre-refunded 07/01/2018 @ 100	965,000	1,019,744
Energy Northwest, RB, 5.000%, 07/01/24	3,035,000	3,189,026
Washington State, Series A, GO, 5.000%, 08/01/24	8,880,000	10,054,913

		16,556,243

Total Municipal Bonds (Cost $500,501,229)		511,813,798

Money Market Fund 1.7%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.35%(d)	8,913,022	8,913,022

Total Money Market Fund (Cost $8,913,022)		8,913,022

Total Investments (Cost $509,414,251) — 102.1%		520,726,820
Liabilities in Excess of Other Assets — (2.1)%		(10,748,615)

Net Assets — 100.0%		$509,978,205

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2016.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
CR	– Custodial Receipts
GO	– General Obligation
RB	– Revenue Bond
ST INTERCEPT	– State Interception

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 8.7%
Automobiles 3.3%
Capital Auto Receivables Asset Trust, Series 2015-3, Cl A1A, 1.390%, 02/20/18(a)	135,708	135,757
Fifth Third Auto Trust, Series 2015-1, Cl A2B, 1.254%, 05/15/18(b)	90,353	90,390

		226,147

Credit Card 4.5%
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 1.154%, 07/15/22(b)	300,000	300,406

Student Loan Asset Backed Security 0.9%
SLM Student Loan Trust, Series 2013-1, Cl A2, 1.006%, 09/25/19(b)	59,874	59,786

Total Asset-Backed Securities (Cost $584,065)		586,339

Collateralized Mortgage Obligations 69.7%
Agency Collateralized Mortgage Obligations 50.5%
Federal Home Loan Mortgage Corporation
Series 3066, Cl FG, REMIC, 0.904%, 03/15/24(b)	731,683	734,063

Federal National Mortgage Association
Series 2004-79, Cl FM, 1.056%, 11/25/24(b)	553,306	554,993

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 1.102%, 10/07/20(b)	1,077,786	1,079,023
Series 2010-R3, Cl 1A, 1.212%, 12/08/20(b)	359,161	360,117
Series 2010-R3, Cl 2A, 1.212%, 12/08/20(b)	345,582	347,210
Series 2011-R1, Cl 1A, 1.102%, 01/08/20(b)	166,496	166,828
Series 2011-R3, Cl 1A, 1.064%, 03/11/20(b)	146,302	146,395

		2,099,573

Commercial Mortgage Backed Securities 19.2%
Federal Home Loan Mortgage Corporation
Series KS02, Cl A, 1.004%, 08/25/23(b)	280,433	280,165

Federal National Mortgage Association
Series 2012-M11, Cl FA, 1.028%, 08/25/19(b)	128,698	128,252
Series 2016-M9, Cl FA, 1.118%, 09/25/23(b)	747,854	744,599

		872,851

WFRBS Commercial Mortgage Trust
Series 2012-C8, Cl AFL, 1.707%, 08/15/45(a)(b)	135,000	136,012

		1,289,028

Total Collateralized Mortgage Obligations (Cost $4,671,524)		4,677,657

U.S. Government Agency Mortgages 18.2%
Federal National Mortgage Association
Pool #AM6261, 0.754%, 07/01/19(b)	620,000	619,395
Pool #AM7028, 0.773%, 10/01/19(b)	420,000	419,551
Pool #AN3539, 1.006%, 11/01/21(b)	179,704	179,628

Total U.S. Government Agency Mortgages (Cost $1,219,268)		1,218,574

See Notes to Schedules of Portfolio Investments.

Money Market Fund 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(c)	223,563	223,563

Total Money Market Fund (Cost $223,563)		223,563

Total Investments (Cost $6,698,420) — 99.9%		6,706,133
Other Assets in Excess of Liabilities — 0.1%		3,663

Net Assets — 100.0%		$6,709,796

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.1% of net assets as of December 31, 2016.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2016.
(c)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviation

REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 90.1%
Alabama 0.8%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	215,000	235,702

Guam 4.6%
Guam Power Authority, Series A, RB, 5.000%, 10/01/44, AGM	1,000,000	1,095,340
Territory of Guam, Series A, RB, 5.000%, 12/01/46	220,000	240,691

		1,336,031

North Carolina 81.7%
Buncombe County Metropolitan Sewerage District, RB, 5.000%, 07/01/39	1,000,000	1,123,470
Cape Fear Public Utility Authority, RB, 5.000%, 08/01/23, Pre-refunded 08/01/2018 @ 100	1,000,000	1,059,970
Charlotte Airport Revenue, Series B, AMT, RB, 5.500%, 07/01/23	700,000	773,976
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,141,690
Charlotte Water & Sewer System, RB, 5.000%, 07/01/40	1,000,000	1,149,120
Charlotte-Mecklenburg Hospital Authority (The), Series A, RB, 5.250%, 01/15/42	1,000,000	1,098,210
Forsyth County, GO, 5.000%, 02/01/22, Pre-refunded 02/01/2019 @ 100	750,000	806,827
Mecklenburg County, Series A, GO, 5.000%, 09/01/24	1,000,000	1,205,180
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 04/01/30	1,000,000	1,113,210
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33	1,000,000	1,077,350
North Carolina Capital Facilities Finance Agency, Series B, RB, 5.000%, 10/01/40	1,000,000	1,147,920
North Carolina Medical Care Commission, RB, 5.000%, 10/01/26(b)	900,000	1,046,475
North Carolina Medical Care Commission, RB, 5.000%, 10/01/35(b)	1,125,000	1,264,770
North Carolina Medical Care Commission Health Care Facilities, University Health
Systems, Series D, RB, 6.250%, 12/01/33, Pre-refunded 12/01/2018 @ 100(c)	1,500,000	1,637,925
North Carolina Municipal Power Agency No. 1, Series A, RB, 5.000%, 01/01/30, Pre-refunded 01/01/2019 @ 100	710,000	760,602
North Carolina Municipal Power Agency No. 1, Series A, RB, 5.000%, 01/01/30	290,000	306,820
North Carolina State, Series A, GO, 5.000%, 06/01/17	1,000,000	1,017,300
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40(c)	1,000,000	1,078,410
Pitt County, RB, 5.000%, 04/01/28(c)	1,000,000	1,172,730
University of North Carolina at Charlotte, RB, 5.000%, 04/01/45(c)	1,000,000	1,121,120
Wake County, GO, 5.000%, 09/01/18	1,000,000	1,063,340
Wake County, Series A, GO, 4.000%, 02/01/27	1,000,000	1,075,450
Western Carolina University, Student Housing Project, RB, 4.000%, 06/01/39	600,000	611,796

		23,853,661

South Carolina 3.0%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	750,000	893,475

Total Municipal Bonds (Cost $25,710,787)		26,318,869

Money Market Fund 16.3%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.35%(d)	4,752,189	4,752,189

Total Money Market Fund (Cost $4,752,189)		4,752,189

Total Investments (Cost $30,462,976) — 106.4%		31,071,058
Liabilities in Excess of Other Assets — (6.4)%		(1,871,253)

Net Assets — 100.0%		$29,199,805

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2016.

See Notes to Schedules of Portfolio Investments.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(d)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 13.7%
Auto Floor Plan 1.5%
Mercedes-Benz Master Owner Trust, Series 2016-AA, Cl A, 1.284%, 05/15/20(a)(b)	510,000	511,630
Nissan Master Owner Trust Receivables, Series 2016-A, Cl A2, 1.540%, 06/15/21	355,000	352,753

		864,383

Automobiles 1.8%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl B, 1.600%, 07/08/19	480,000	480,452
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Cl A, 2.260%, 11/15/25(b)	550,000	554,695

		1,035,147

Credit Card 7.3%
American Express Credit Account Master Trust, Series 2013-1, Cl A, 1.124%, 02/16/21(a)	565,000	566,758
BA Credit Card Trust, Series 2015-A2, Cl A, 1.360%, 09/15/20	490,000	489,774
Barclays Dryrock Issuance Trust, Series 2016-1, Cl A, 1.520%, 05/16/22	505,000	500,301
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 1.054%, 03/16/20(a)	627,000	627,057
Capital One Multi-Asset Execution Trust, Series 2014-A5, Cl A5, 1.480%, 07/15/20	325,000	325,672
Capital One Multi-Asset Execution Trust, Series 2015-A1, Cl A1, 1.390%, 01/15/21	312,000	311,854
Chase Issuance Trust, Series 2014-A7, Cl A, 1.380%, 11/15/19	500,000	500,434
Discover Card Execution Note Trust, Series 2013-A1, Cl A1, 1.004%, 08/17/20(a)	272,000	272,223
Discover Card Execution Note Trust, Series 2016-A1, Cl A1, 1.640%, 07/15/21	275,000	274,936
Trillium Credit Card Trust II, Series 2016-1A, Cl A, 1.481%, 05/26/21(a)(b)	255,000	256,182

		4,125,191

Other 2.7%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Cl A1, 0.880%, 12/01/18	87,074	86,994
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Cl A1, 0.901%, 04/15/18	51,546	51,528
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	218,250	222,607
FirstEnergy Ohio PIRB Special Purpose Trust, Series 2013-1, Cl A2, 1.726%, 01/15/22	440,000	439,238
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2010-ELL, Cl A3, RB, 3.450%, 02/01/22	515,000	525,676
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A1, 0.958%, 07/01/18	193,480	193,379

		1,519,422

Student Loan Asset Backed Security 0.4%
SLM Student Loan Trust, Series 2013-1, Cl A2, 1.006%, 09/25/19(a)	225,126	224,793

Total Asset-Backed Securities (Cost $7,787,161)		7,768,936

Collateralized Mortgage Obligations 5.5%
Agency Collateralized Planned Amortization Class Mortgage Obligations 1.2%
Federal Home Loan Mortgage Corporation
Series 3786, Cl EB, REMIC, 4.000%, 08/15/35	252,556	259,315
Series 3971, Cl PG, REMIC, 2.500%, 12/15/26	431,131	435,202

		694,517

See Notes to Schedules of Portfolio Investments.

Commercial Mortgage Backed Securities 5.5%
Federal Home Loan Mortgage Corporation
Series K707, Cl A2, 2.220%, 12/25/18	230,000	232,532
Series K712, Cl A2, 1.869%, 11/25/19	240,000	240,287

		472,819

Citigroup Commercial Mortgage Trust
Series 2012-GC8, Cl A1, 0.685%, 09/10/45	7,144	7,138

GS Mortgage Securities Trust
Series 2013-GC14, Cl A1, 1.217%, 08/10/46	19,117	19,103

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Cl A3, 4.388%, 02/15/46(b)	298,889	307,774
Series 2013-C13, Cl A1, 1.303%, 01/15/46	78,271	78,238

		386,012

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	268,852	268,595
Series 2014-C14, Cl A1, 1.250%, 02/15/47	89,589	89,281

		357,876

Morgan Stanley Capital I Trust
Series 2012-C4, Cl A3, 2.991%, 03/15/45	196,000	201,019

WFRBS Commercial Mortgage Trust
Series 2012-C10, Cl A2, 1.765%, 12/15/45	600,000	600,884
Series 2012-C8, Cl A2, 1.881%, 08/15/45	384,939	385,577

		986,461

Total Collateralized Mortgage Obligations (Cost $3,131,517)		3,124,945

Corporate Bonds 29.0%
Aerospace/Defense 1.4%
Boeing Co. (The), 1.012%, 10/30/17(a)	530,000	529,540
Lockheed Martin Corp., 1.850%, 11/23/18	265,000	266,055

		795,595

Auto Manufacturers 2.8%
BMW U.S. Capital LLC, 1.500%, 04/11/19(b)	355,000	351,631
General Motors Financial Co., Inc., 2.400%, 05/09/19	821,000	818,825
PACCAR Financial Corp., 1.450%, 03/09/18, MTN	239,000	238,911
PACCAR Financial Corp., 1.546%, 12/06/18, MTN(a)	200,000	201,280

		1,610,647

Banks 4.4%
Bank of Montreal, 2.100%, 12/12/19, MTN	550,000	549,998
Citigroup, Inc., 2.500%, 09/26/18	550,000	555,261
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	783,000	815,684
JPMorgan Chase & Co., 6.125%, 06/27/17	558,000	570,218

		2,491,161

Beverages 0.4%
Molson Coors Brewing Co., 1.450%, 07/15/19	257,000	253,209

Biotechnology 0.5%
Celgene Corp., 2.125%, 08/15/18	309,000	310,241

Chemicals 1.1%
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(b)	602,000	602,063

Computers 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.480%, 06/01/19(b)	641,000	654,337

Diversified Financial Services 0.5%
Air Lease Corp., 2.625%, 09/04/18	266,000	267,855

See Notes to Schedules of Portfolio Investments.

Electric 1.2%
Duke Energy Corp., 1.378%, 04/03/17(a)	141,000	141,106
Emera U.S. Finance LP, 2.150%, 06/15/19(b)	527,000	526,129

		667,235

Electronics 0.8%
Fortive Corp., 1.800%, 06/15/19(b)	480,000	477,015

Healthcare—Products 1.3%
Becton Dickinson and Co., 1.800%, 12/15/17	265,000	265,603
Medtronic, Inc., 1.500%, 03/15/18	498,000	498,007

		763,610

Housewares 0.8%
Newell Brands, Inc., 2.600%, 03/29/19	424,000	428,653

Insurance 0.5%
Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	266,000	265,764

Internet 0.4%
eBay, Inc., 2.500%, 03/09/18	222,000	223,949

Machinery-Diversified 0.9%
John Deere Capital Corp., 1.350%, 01/16/18, MTN	528,000	527,354

Miscellaneous Manufacturer 1.0%
Siemens Financieringsmaatschappij NV, 1.300%, 09/13/19(b)	550,000	539,614

Oil & Gas 2.9%
Chevron Corp., 1.365%, 03/02/18	552,000	551,458
Exxon Mobil Corp., 1.305%, 03/06/18	553,000	552,869
Shell International Finance BV, 1.375%, 09/12/19	555,000	547,214

		1,651,541

Oil & Gas Services 0.8%
Schlumberger Holdings Corp., 1.900%, 12/21/17(b)	461,000	462,735

Pharmaceuticals 1.3%
AbbVie, Inc., 1.800%, 05/14/18	318,000	318,239
Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/19	401,000	395,916

		714,155

Pipelines 1.2%
Kinder Morgan, Inc., 2.000%, 12/01/17	519,000	519,790
Spectra Energy Partners LP, 2.950%, 09/25/18	158,000	160,494

		680,284

Real Estate Investment Trust 0.4%
American Tower Corp., 4.500%, 01/15/18	225,000	230,938

Retail 0.5%
CVS Health Corp., 1.900%, 07/20/18	306,000	307,176

Semiconductors 0.4%
TSMC Global Ltd., 1.625%, 04/03/18(b)	200,000	199,235

Telecommunication Services 1.3%
AT&T, Inc., 5.500%, 02/01/18	488,000	507,028
Verizon Communications, Inc., 1.375%, 08/15/19	258,000	253,985

		761,013

Transportation 1.0%
Canadian National Railway Co., 1.072%, 11/14/17(a)	554,000	554,461

Total Corporate Bonds (Cost $16,445,657)		16,439,840

See Notes to Schedules of Portfolio Investments.

U.S. Government Agency Mortgages 6.5%
Federal Home Loan Mortgage Corporation
Pool #J28472, 3.000%, 06/01/24	999,724	1,026,676

Federal National Mortgage Association
Pool #471989, 2.010%, 07/01/19	228,564	230,245
Pool #AM0186, 1.910%, 08/01/19	228,892	229,983
Pool #AH0967, 3.500%, 12/01/25	2,092,066	2,184,192

		2,644,420

Total U.S. Government Agency Mortgages (Cost $3,667,341)		3,671,096

U.S. Treasury Obligations 44.0%
U.S. Treasury Notes 44.0%
1.500%, 01/31/19	5,606,000	5,636,441
1.500%, 05/31/19	8,651,000	8,690,872
0.750%, 08/15/19	990,000	974,763
1.500%, 10/31/19	9,633,000	9,656,331

Total U.S. Treasury Obligations (Cost $25,137,275)		24,958,407

Money Market Fund 6.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(c)	3,865,081	3,865,081

Total Money Market Fund (Cost $3,865,081)		3,865,081

Total Investments (Cost $60,034,032) — 105.5%		59,828,305
Liabilities in Excess of Other Assets — (5.5)%		(3,133,686)

Net Assets — 100.0%		$56,694,619

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2016.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.0% of net assets as of December 31, 2016.
(c)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviations

MTN	– Medium Term Note
PIRB	– Phase-in-Recovery Bonds
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 92.0%
Alabama 4.4%
Baldwin County Board of Education, RB, 5.000%, 06/01/19	1,250,000	1,351,688

California 5.8%
California Municipal Finance Authority, Series A, RB, 4.000%, 06/01/21	200,000	210,078
California State, GO, 5.000%, 08/01/17	1,000,000	1,024,030
Los Angeles County Regional Financing Authority, Series B-1, RB, 3.000%, 11/15/21, CA MTG INS	570,000	570,713

		1,804,821

District of Columbia 3.5%
District of Columbia Water & Sewer Authority, Series A, RB, 6.000%, 10/01/35, Pre-refunded 10/01/2018 @ 100	1,000,000	1,082,890

Illinois 5.2%
Chicago O’Hare International Airport, RB, 5.000%, 01/01/19	1,500,000	1,598,595

Indiana 3.6%
Indiana Finance Authority, Series B, RB, 5.000%, 02/01/21	1,000,000	1,129,850

Maryland 1.7%
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23(a)	500,000	525,835

Massachusetts 3.3%
Commonwealth of Massachusetts, Series C, GO, 5.000%, 08/01/27, Pre-refunded 08/01/2017 @ 100, AGM	1,000,000	1,023,950

Michigan 3.7%
Michigan State, RB, 5.000%, 03/15/22	1,000,000	1,138,730

Missouri 4.1%
Missouri State Board of Public Buildings, Series B, RB, 4.000%, 04/01/18	1,235,000	1,279,744

Nevada 3.3%
Clark County Department of Aviation, Series B, AMT, RB, 5.000%, 07/01/17	1,000,000	1,018,840

New Jersey 3.4%
New Jersey Transportation Trust Fund Authority, RB, 5.000%, 06/15/19	1,000,000	1,055,860

North Carolina 6.0%
North Carolina Medical Care Commission, RB, 5.000%, 10/01/18(b)	745,000	773,727
Raleigh Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/18	1,000,000	1,071,050

		1,844,777

Ohio 10.1%
Crawford County, RB, 1.430%, 11/01/17	2,000,000	2,000,060
Ohio State, RB, 5.000%, 12/15/19	500,000	549,070
Ohio State, RB, 5.000%, 12/15/22	500,000	580,925

		3,130,055

Pennsylvania 3.4%
Philadelphia Gas Works Co, RB, 5.000%, 10/01/18	1,000,000	1,055,200

See Notes to Schedules of Portfolio Investments.

Rhode Island 9.9%
Rhode Island Health & Educational Building Corp., RB, 4.000%, 05/15/20, AGM, ST APPROP	750,000	793,177
State of Rhode Island, GO, 5.000%, 08/01/18(a)	2,150,000	2,273,754

		3,066,931

Texas 13.2%
Austin Independent School District, GO, 5.000%, 08/01/33, Pre-refunded 08/01/2018 @ 100	1,000,000	1,059,000
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/17, AGM	200,000	201,318
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/18, AGM	200,000	205,574
Nueces River Authority, RB, 3.000%, 07/15/17	1,000,000	1,010,570
Texas Public Finance Authority, Series B, RB, 4.000%, 01/01/18(a)	1,605,000	1,609,141

		4,085,603

Washington 7.4%
Port of Seattle, AMT, GO, 5.250%, 12/01/20	1,030,000	1,158,389
Tacoma Sewer Revenue, Series B, RB, 5.000%, 12/01/20	1,000,000	1,123,240

		2,281,629

Total Municipal Bonds (Cost $28,641,674)		28,474,998

Money Market Fund 13.0%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.35%(c)	4,013,511	4,013,511

Total Money Market Fund (Cost $4,013,511)		4,013,511

Total Investments (Cost $32,655,185) — 105.0%		32,488,509
Liabilities in Excess of Other Assets — (5.0)%		(1,534,339)

Net Assets — 100.0%		$30,954,170

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
CA MTG INS	– California Mortgage Insurance
GO	– General Obligation
RB	– Revenue Bond
ST APPROP	– State Appropriation

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 3.9%
Automobiles 0.4%
Ford Credit Auto Owner Trust, Series 2014-2, Cl A, 2.310%, 04/15/26(a)	2,975,000	2,999,881
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Cl A, 2.260%, 11/15/25(a)	925,000	932,896

		3,932,777

Credit Card 2.1%
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 1.154%, 07/15/22(b)	6,020,000	6,028,149
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.430%, 05/15/28(b)	1,632,000	1,535,265
Capital One Multi-Asset Execution Trust, Series 2016-A2, Cl A2, 1.334%, 02/15/24(b)	3,035,000	3,053,000
Evergreen Credit Card Trust, Series 2016-3, Cl A, 1.204%, 11/16/20(a)(b)	6,295,000	6,297,435
World Financial Network Credit Card Master Trust, Series 2016-B, Cl A, 1.440%, 06/15/22	3,300,000	3,288,737

		20,202,586

Other 1.4%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(a)	4,180,538	4,186,415
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	4,715,946	4,810,090
Taco Bell Funding LLC, Series 2016-1A, Cl A2I, 3.832%, 05/25/46(a)	4,962,563	4,980,552

		13,977,057

Total Asset-Backed Securities (Cost $37,971,146)		38,112,420

Collateralized Mortgage Obligations 5.1%
Commercial Mortgage Backed Securities 5.1%
Federal Home Loan Mortgage Corporation
Series K009, Cl X2, 5.195%, 09/25/40(b)	2,302,551	382,437
Series K021, Cl X1, 1.481%, 06/25/22(b)	18,993,878	1,249,410
Series K027, Cl X1, 0.819%, 01/25/23(b)	59,347,060	2,323,514

		3,955,361

FREMF Mortgage Trust
Series 2011-K10, Cl B, 4.631%, 11/25/49(a)(b)	2,495,000	2,644,612
Series 2012-K21, Cl B, 3.938%, 07/25/45(a)(b)	2,320,000	2,408,058
Series 2013-K25, Cl B, 3.619%, 11/25/45(a)(b)	2,980,000	3,027,785
Series 2013-K713, Cl B, 3.165%, 04/25/46(a)(b)	1,925,000	1,940,272
Series 2016-K52, Cl B, 3.922%, 01/25/49(a)(b)	3,170,000	3,049,915

		13,070,642

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	1,965,000	2,053,734
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(a)	3,211,000	3,211,296
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	2,890,000	2,871,254

		8,136,284

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(a)	3,822,000	4,074,934

See Notes to Schedules of Portfolio Investments.

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	2,285,000	2,361,675
Series 2014-CPT, Cl AM, 3.402%, 07/13/29(a)(b)	2,530,000	2,592,897

		4,954,572

VNDO 2013-PENN Mortgage Trust
Series 2013-PENN, Cl A, 3.808%, 12/13/29(a)	5,275,000	5,536,895

WFRBS Commercial Mortgage Trust
Series 2012-C10, Cl AS, 3.241%, 12/15/45	4,040,000	4,045,390
Series 2012-C8, Cl AFL, 1.707%, 08/15/45(a)(b)	5,585,000	5,626,856

		9,672,246

Total Collateralized Mortgage Obligations (Cost $49,555,859)		49,400,934

Corporate Bonds 25.8%
Aerospace/Defense 0.1%
L-3 Communications Corp., 3.850%, 12/15/26	1,262,000	1,254,444

Agriculture 0.2%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	1,852,000	1,859,591

Airlines 0.1%
United Airlines Pass Through Trust, Series 2016-1, Cl A, 3.450%, 07/07/28	1,377,000	1,339,133

Auto Manufacturers 1.0%
BMW U.S. Capital LLC, 2.800%, 04/11/26(a)	2,497,000	2,404,623
Daimler Finance North America LLC, 2.250%, 03/02/20(a)	1,280,000	1,274,116
General Motors Co., 5.200%, 04/01/45	4,357,000	4,199,765
Volkswagen International Finance, 2.375%, 03/22/17(a)	1,539,000	1,542,463

		9,420,967

Banks 4.7%
Bank of America Corp., 2.151%, 11/09/20, MTN	2,090,000	2,062,832
Bank of America Corp., 3.500%, 04/19/26, MTN	2,767,000	2,730,121
Bank of New York Mellon Corp. (The), 3.000%, 10/30/28, MTN	1,780,000	1,692,483
Citigroup, Inc., 4.450%, 09/29/27	2,457,000	2,495,934
Goldman Sachs Group, Inc. (The), 3.500%, 11/16/26	3,460,000	3,380,368
JPMorgan Chase & Co., 2.295%, 08/15/21, MTN	5,137,000	5,041,832
Morgan Stanley, 2.650%, 01/27/20	1,878,000	1,886,845
Morgan Stanley, 3.125%, 07/27/26, MTN	6,246,000	5,967,279
Morgan Stanley, 3.950%, 04/23/27	1,159,000	1,147,305
PNC Bank NA, 2.150%, 04/29/21, MTN	1,221,000	1,204,864
Regions Bank, 2.250%, 09/14/18	845,000	847,773
Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	5,184,000	4,977,967
Royal Bank of Scotland Group PLC, 8.625% (b)(c)	5,025,000	5,125,500
US Bancorp, 2.350%, 01/29/21, MTN	1,294,000	1,296,966
US Bancorp, 3.600%, 09/11/24, MTN	2,485,000	2,532,394
Westpac Banking Corp., 4.322%, 11/23/31, MTN(b)	2,871,000	2,880,144

		45,270,607

Beverages 0.2%
Molson Coors Brewing Co., 4.200%, 07/15/46	1,846,000	1,721,072

Biotechnology 0.2%
Celgene Corp., 4.625%, 05/15/44	819,000	801,898
Celgene Corp., 5.000%, 08/15/45	961,000	999,181

		1,801,079

Commercial Services 0.3%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	935,000	937,506
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	851,000	811,497
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,149,000	1,252,064

		3,001,067

See Notes to Schedules of Portfolio Investments.

Computers 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 07/15/46(a)	3,110,000	3,829,306

Diversified Financial Services 1.2%
Air Lease Corp., 4.250%, 09/15/24	4,376,000	4,444,721
American Express Credit Corp., 2.375%, 03/24/17, MTN	1,487,000	1,490,738
Lazard Group LLC, 3.750%, 02/13/25	3,968,000	3,874,585
TD Ameritrade Holding Corp., 2.950%, 04/01/22	1,449,000	1,467,039

		11,277,083

Electric 1.3%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	1,050,000	1,311,323
Duke Energy Corp., 3.750%, 09/01/46	2,903,000	2,613,301
Emera U.S. Finance LP, 4.750%, 06/15/46(a)	2,947,000	2,971,887
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,189,000	1,228,929
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	4,376,000	4,645,417

		12,770,857

Forest Products & Paper 0.3%
International Paper Co., 3.000%, 02/15/27(d)	3,201,000	3,019,945

Healthcare—Products 0.3%
Becton Dickinson and Co., 4.685%, 12/15/44	761,000	788,354
Medtronic, Inc., 3.500%, 03/15/25	565,000	581,789
Medtronic, Inc., 4.625%, 03/15/45	1,597,000	1,727,029

		3,097,172

Healthcare—Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	1,426,000	1,486,913

Insurance 0.6%
Arch Capital Finance LLC, 5.031%, 12/15/46	2,026,000	2,124,030
Chubb INA Holdings, Inc., 4.350%, 11/03/45	879,000	928,490
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	1,291,000	1,294,194
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	1,746,000	1,907,053

		6,253,767

Machinery-Diversified 0.1%
Xylem, Inc., 3.250%, 11/01/26	1,212,000	1,176,914

Media 0.9%
Comcast Corp., 3.400%, 07/15/46	4,332,000	3,783,188
Time Warner, Inc., 3.800%, 02/15/27	3,289,000	3,270,322
Viacom, Inc., 3.450%, 10/04/26	1,715,000	1,585,001

		8,638,511

Mining 2.1%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	3,977,000	4,206,191
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	1,083,000	1,123,574
Newmont Mining Corp., 4.875%, 03/15/42	2,703,000	2,536,092
Newmont Mining Corp., 6.250%, 10/01/39	7,239,000	7,964,029
Rio Tinto Finance USA Ltd., 3.750%, 06/15/25	4,057,000	4,177,927

		20,007,813

Miscellaneous Manufacturer 0.4%
General Electric Co., 2.700%, 10/09/22	1,118,000	1,117,793
General Electric Co., 4.125%, 10/09/42	901,000	908,975
General Electric Co., 5.250%, 12/06/17	2,161,000	2,238,655

		4,265,423

See Notes to Schedules of Portfolio Investments.

Oil & Gas 4.1%
Anadarko Petroleum Corp., 3.450%, 07/15/24(d)	2,606,000	2,558,167
Apache Corp., 3.250%, 04/15/22	2,190,000	2,224,403
BP Capital Markets PLC, 2.112%, 09/16/21	925,000	907,564
Devon Energy Corp., 5.850%, 12/15/25(d)	2,145,000	2,437,014
Ensco PLC, 4.500%, 10/01/24	1,098,000	941,535
Ensco PLC, 5.200%, 03/15/25(d)	4,517,000	3,901,197
Ensco PLC, 5.750%, 10/01/44	1,833,000	1,328,925
Hess Corp., 4.300%, 04/01/27	3,722,000	3,704,961
HollyFrontier Corp., 5.875%, 04/01/26	4,294,000	4,388,090
Marathon Oil Corp., 3.850%, 06/01/25(d)	2,147,000	2,082,012
Marathon Petroleum Corp., 3.625%, 09/15/24(d)	342,000	337,759
Marathon Petroleum Corp., 5.000%, 09/15/54	2,381,000	2,016,067
Nabors Industries, Inc., 5.500%, 01/15/23(a)	1,196,000	1,245,335
Shell International Finance BV, 1.750%, 09/12/21	1,606,000	1,560,667
Shell International Finance BV, 3.750%, 09/12/46	2,590,000	2,383,176
Woodside Finance Ltd., 3.700%, 09/15/26(a)	5,783,000	5,655,178
Woodside Finance Ltd., 4.600%, 05/10/21(a)	2,086,000	2,193,187

		39,865,237

Oil & Gas Services 0.7%
FMC Technologies, Inc., 3.450%, 10/01/22(d)	508,000	508,219
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	1,726,000	1,762,510
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	3,391,000	3,553,734
Schlumberger Investment SA, 3.300%, 09/14/21(a)	1,309,000	1,351,951

		7,176,414

Pharmaceuticals 0.9%
AbbVie, Inc., 3.600%, 05/14/25	2,129,000	2,108,749
Novartis Securities Investment Ltd., 5.125%, 02/10/19	765,000	819,152
Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	1,780,000	1,719,457
Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	1,212,000	1,132,414
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/46(d)	3,764,000	3,225,228

		9,005,000

Pipelines 1.4%
EnLink Midstream Partners LP, 4.150%, 06/01/25(d)	3,296,000	3,199,309
NuStar Logistics LP, 4.800%, 09/01/20	2,870,000	2,877,175
Transcanada Trust, 5.875%, 08/15/76(b)	660,000	686,400
Valero Energy Partners LP, 4.375%, 12/15/26	1,788,000	1,804,022
Western Gas Partners LP, 4.650%, 07/01/26	2,773,000	2,871,164
Williams Partners LP, 4.000%, 09/15/25	1,631,000	1,612,699

		13,050,769

Real Estate Investment Trust 1.4%
American Tower Corp., 3.500%, 01/31/23	1,377,000	1,381,165
American Tower Corp., 5.000%, 02/15/24	2,564,000	2,760,567
Boston Properties LP, 3.650%, 02/01/26	1,437,000	1,419,060
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	2,466,000	2,506,023
Digital Realty Trust LP, 3.950%, 07/01/22	2,468,000	2,536,082
Digital Realty Trust LP, 4.750%, 10/01/25	1,521,000	1,578,672
Simon Property Group LP, 3.300%, 01/15/26	1,043,000	1,037,849

		13,219,418

Retail 0.6%
Home Depot, Inc. (The), 2.625%, 06/01/22	1,554,000	1,561,489
Wal-Mart Stores, Inc., 1.125%, 04/11/18	4,140,000	4,130,362

		5,691,851

Semiconductors 1.0%
Analog Devices, Inc., 3.500%, 12/05/26	2,550,000	2,526,400
Intel Corp., 4.100%, 05/19/46	1,517,000	1,503,615
NVIDIA Corp., 3.200%, 09/16/26	1,789,000	1,720,048
TSMC Global Ltd., 1.625%, 04/03/18(a)	3,589,000	3,575,276

		9,325,339

See Notes to Schedules of Portfolio Investments.

Software 0.5%
Oracle Corp., 2.650%, 07/15/26	5,376,000	5,102,958

Telecommunication Services 0.6%
AT&T, Inc., 2.375%, 11/27/18	1,854,000	1,870,198
AT&T, Inc., 4.350%, 06/15/45	2,457,000	2,189,266
Cisco Systems, Inc., 2.125%, 03/01/19	1,666,000	1,687,955

		5,747,419

Total Corporate Bonds (Cost $247,214,238)		249,676,069

Municipal Bonds 2.3%
Georgia 1.8%
Georgia State, Series F, GO, 5.000%, 01/01/23	3,605,000	4,236,163
Georgia State, Series F, GO, 5.000%, 01/01/24	4,565,000	5,445,908
Georgia State, Series F, GO, 5.000%, 07/01/24	6,080,000	7,309,802

		16,991,873

Virginia 0.5%
Commonwealth of Virginia, Series B, GO, 5.000%, 06/01/20	2,180,000	2,429,763
Commonwealth of Virginia, Series B, GO, 5.000%, 06/01/21	2,230,000	2,540,460

		4,970,223

Total Municipal Bonds (Cost $22,714,287)		21,962,096

U.S. Government Agency Mortgages 26.3%
Federal Home Loan Mortgage Corporation
Pool #G30614, 3.500%, 12/01/32	4,025,508	4,181,592
Pool #C91768, 3.500%, 07/01/34	1,668,304	1,725,205
Pool #G01779, 5.000%, 04/01/35	272,766	299,119
Pool #G01837, 5.000%, 07/01/35	848,508	929,622
Pool #G01838, 5.000%, 07/01/35	242,630	266,514
Pool #Z40115, 6.000%, 05/01/36	4,356,818	4,973,340
Pool #G05326, 5.000%, 02/01/38	1,102,735	1,204,646
Pool #G07135, 6.000%, 10/01/38	1,396,092	1,586,724
Pool #G08347, 4.500%, 06/01/39	2,222,400	2,390,777
Pool #G08353, 4.500%, 07/01/39	2,787,696	3,000,494
Pool #G05606, 4.500%, 07/01/39	6,252,233	6,737,938
Pool #G06079, 6.000%, 07/01/39	653,189	742,380
Pool #A89148, 4.000%, 10/01/39	1,269,150	1,340,264
Pool #A89384, 4.000%, 10/01/39	166,889	176,252
Pool #G08372, 4.500%, 11/01/39	1,640,507	1,765,010
Pool #Q30058, 3.000%, 01/01/40	1,191,792	1,184,725
Pool #A93101, 5.000%, 07/01/40	1,164,249	1,269,029
Pool #G06061, 4.000%, 10/01/40	2,512,002	2,654,208
Pool #V82101, 4.000%, 11/01/40	858,308	906,307
Pool #A95796, 4.000%, 12/01/40	989,444	1,044,552
Pool #A95822, 4.000%, 12/01/40	2,551,208	2,698,665
Pool #G60126, 4.500%, 11/01/41	366,128	393,916
Pool #G07491, 4.500%, 03/01/42	44,465	47,901
Pool #G06973, 4.000%, 04/01/42	566,196	597,984
Pool #C04123, 4.000%, 07/01/42	3,387,384	3,591,455
Pool #Q13801, 3.000%, 12/01/42	846,120	845,688
Pool #G60019, 4.500%, 03/01/44	6,161,771	6,640,136
Pool #G60589, 4.000%, 02/01/45	5,712,326	6,004,290
Pool #Q31066, 4.000%, 02/01/45	1,133,010	1,195,835
Pool #Q31645, 4.000%, 02/01/45	4,858,997	5,123,031
Pool #Q36238, 4.000%, 09/01/45	2,178,696	2,293,672
Pool #Q35611, 4.000%, 09/01/45	5,300,453	5,589,272
Pool #Q37163, 3.500%, 11/01/45	2,781,832	2,855,921

See Notes to Schedules of Portfolio Investments.

Pool #Q40240, 4.000%, 03/01/46	994,569	1,045,483
Pool #Q40124, 3.500%, 04/01/46	3,444,915	3,537,304
Pool #Q40123, 3.500%, 04/01/46	2,676,523	2,749,819
Pool #Q40723, 4.000%, 05/01/46	2,938,339	3,088,385

		86,677,455

Federal National Mortgage Association
Pool #AP9592, 3.500%, 10/01/32	2,866,393	2,982,771
Pool #MA1630, 4.000%, 10/01/33	1,684,062	1,788,121
Pool #MA1688, 3.500%, 12/01/33	116,273	120,823
Pool #MA1763, 3.500%, 01/01/34	3,005,827	3,123,074
Pool #190370, 6.000%, 06/01/36	1,424,814	1,615,678
Pool #745950, 6.000%, 11/01/36	1,411,731	1,598,825
Pool #888128, 6.000%, 01/01/37	226,374	256,568
Pool #890248, 6.000%, 08/01/37	336,818	387,490
Pool #995724, 6.000%, 04/01/39	1,053,494	1,214,362
Pool #AC2817, 4.000%, 10/01/39	400,126	420,709
Pool #AX3605, 3.500%, 01/01/40	3,370,484	3,463,242
Pool #932441, 4.000%, 01/01/40	5,607,958	5,896,280
Pool #AC9564, 4.500%, 02/01/40	694,415	752,639
Pool #AL7497, 3.500%, 09/01/40	6,445,194	6,645,935
Pool #AE3860, 5.000%, 10/01/40	425,717	464,695
Pool #AE5143, 4.000%, 11/01/40	359,483	379,228
Pool #AE9284, 4.000%, 11/01/40	536,104	565,207
Pool #AL0215, 4.500%, 04/01/41	3,790,195	4,093,061
Pool #AB3573, 3.500%, 05/01/41	337,803	348,351
Pool #AB3274, 4.500%, 07/01/41	1,604,908	1,735,430
Pool #AZ0570, 4.000%, 09/01/41	1,741,371	1,837,848
Pool #AW8154, 3.500%, 01/01/42	10,703,937	11,039,402
Pool #AB5188, 3.500%, 05/01/42	5,933,601	6,120,320
Pool #AZ0572, 3.000%, 06/01/42	1,828,206	1,825,799
Pool #AP7874, 3.500%, 10/01/42	1,795,469	1,851,077
Pool #AB8726, 3.500%, 03/01/43	5,741,950	5,919,073
Pool #AT4912, 4.000%, 05/01/43	1,821,452	1,915,468
Pool #AS0653, 4.000%, 10/01/43	693,519	733,166
Pool #AT0536, 4.000%, 10/01/43	1,292,766	1,359,942
Pool #AV3452, 4.000%, 02/01/44	3,644,068	3,833,175
Pool #AS2037, 4.500%, 03/01/44	2,575,942	2,775,261
Pool #AL6223, 4.500%, 08/01/44	571,724	615,409
Pool #AL9127, 4.000%, 10/01/44(e)	14,718,897	15,539,421
Pool #AY2685, 4.500%, 01/01/45	635,701	686,714
Pool #MA2279, 4.000%, 05/01/45	1,888,290	1,986,349
Pool #AZ9213, 4.000%, 10/01/45	5,364,276	5,665,881
Pool #AS6515, 4.000%, 01/01/46	5,133,176	5,400,315
Pool #BC2470, 3.500%, 02/01/46	2,253,223	2,325,025
Pool #BC6521, 3.500%, 05/01/46	3,143,691	3,230,963
Pool #BC8441, 4.000%, 06/01/46	1,581,674	1,664,726
Pool #BD1284, 3.500%, 07/01/46	3,377,660	3,465,158
Pool #BD1154, 3.500%, 08/01/46	2,768,946	2,840,677
Pool #BD4896, 4.000%, 08/01/46	3,623,708	3,813,413
Pool #BC5673, 4.000%, 08/01/46	4,159,974	4,377,770
Pool #BC5696, 4.000%, 09/01/46	3,410,094	3,588,539

		132,263,380

Government National Mortgage Association
Pool #736663, 5.000%, 03/15/40	5,700,867	6,242,149
Pool #783653, 5.000%, 08/15/40	556,657	612,381
Pool #MA0321, 5.000%, 08/20/42	463,005	503,417
Pool #666413, 4.000%, 09/15/43	1,141,327	1,219,984

See Notes to Schedules of Portfolio Investments.

Pool #MA2681, 5.000%, 03/20/45	1,680,491	1,807,430
Pool #AM4159, 4.000%, 04/15/45	3,872,858	4,117,208
Pool #AM0226, 4.000%, 05/15/45	1,128,160	1,198,552
Pool #AM9875, 4.000%, 06/15/45	1,531,456	1,635,301
Pool #AM8631, 4.000%, 07/15/45	2,337,501	2,485,785
Pool #AN5745, 4.000%, 07/15/45	2,912,933	3,103,733
Pool #AN5764, 4.000%, 07/15/45	1,184,067	1,261,623
Pool #AN5766, 4.000%, 07/15/45	1,284,720	1,370,970
Pool #AN6811, 4.000%, 07/15/45	1,036,968	1,102,537
Pool #MA3875, 4.000%, 08/20/46	4,165,453	4,427,374
Pool #AV6530, 4.000%, 08/20/46	1,564,684	1,662,707
Pool #MA4005, 4.000%, 10/20/46	2,991,245	3,180,584

		35,931,735

Total U.S. Government Agency Mortgages (Cost $254,137,008)		254,872,570

U.S. Treasury Obligations 29.9%
U.S. Treasury Bond 5.0%
2.250%, 08/15/46(d)	57,760,000	48,565,764

U.S. Treasury Notes 24.9%
0.750%, 08/15/19	59,148,000	58,237,653
1.625%, 07/31/20(f)	151,792,000	151,691,210
2.000%, 11/15/26(d)	32,986,000	31,737,414

		241,666,277

Total U.S. Treasury Obligations (Cost $295,113,106)		290,232,041

Foreign Government Bonds 5.1%
Sovereign 5.1%
Argentine Bonos del Tesoro, 21.200%, 09/19/18	149,950,000	9,607,560
Argentine Bonos del Tesoro, 22.750%, 03/05/18	153,210,000	9,779,266
Argentine Republic Government International Bond, 7.500%, 04/22/26(a)	13,690,000	14,374,500
Mexican Bonos, 8.500%, 12/13/18	288,704,200	14,329,858

Total Foreign Government Bonds (Cost $50,055,192)		48,091,184

Money Market Funds 12.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(g)	32,072,805	32,072,805
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.42%(g)(h)	84,850,260	84,850,260

Total Money Market Funds (Cost $116,923,065)		116,923,065

Total Investments (Cost $1,073,683,901) — 110.5%		1,069,270,379
Liabilities in Excess of Other Assets — (10.5)%		(100,307,209)

Net Assets — 100.0%		$968,963,170

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.9% of net assets as of December 31, 2016.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2016.
(c)	Perpetual maturity.
(d)	The security or a partial position of the security was on loan as of December 31, 2016. The total value of securities on loan as of December 31, 2016 was $82,424,635.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(g)	Rate disclosed, the 7 day net yield, is as of December 31, 2016.
(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016 (See Note 2(i)).

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

GO	– General Obligation
MTN	– Medium Term Note

At December 31, 2016, the Fund’s open credit default swap contracts were as follows:

Centrally Cleared Credit Default Swap Contract – Buy Protection

Underlying Instrument	Broker (Exchange)		Notional Amount	Fixed Rate	Expiration Date	Upfront Payments Received	Value	Unrealized Depreciation
CDX North America High Yield Index 27	JPMorgan	(ICE)	$100,000,000	5.000%	12/20/21	$(3,306,820)	$(6,186,181)	$(2,879,361)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

OTC Credit Default Swap Contract—Sell Protection

Underlying Instrument	Broker (Exchange)	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payments Made	Value	Unrealized Depreciation
Argentina Republic	Credit Suisse International	$12,500,000	5.000%	12/20/21	4.204%	$627,478	$434,333	$(193,145)

The notional amount represents the maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in Argentina Republic.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at December 31, 2016.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likeihood or risk of default or other credit event occurring as defined under the terms of the agreemement.

Forward Foreign Currency Contracts

At December 31, 2016, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation/ (Depreciation)
Short:
Australian Dollar	JPMorgan	01/23/17	6,764,216	$5,000,000	$4,879,009	$120,991
Australian Dollar	JPMorgan	01/31/17	13,402,175	10,152,281	9,665,134	487,147
Australian Dollar	JPMorgan	03/13/17	26,138,955	19,400,000	18,831,858	568,142
Euro	JPMorgan	03/13/17	17,076,742	18,236,000	18,036,264	199,736
New Zealand Dollar	JPMorgan	01/24/17	28,547,379	20,000,000	19,818,952	181,048
New Zealand Dollar	JPMorgan	02/01/17	27,877,228	19,788,372	19,348,642	439,730
Yuan Renminbi Offshore	JPMorgan	02/13/17	132,475,860	19,809,119	18,754,988	1,054,131

Total Short Contracts				$112,385,772	$109,334,847	$3,050,925

See Notes to Schedules of Portfolio Investments.

Long:
Australian Dollar	JPMorgan	01/23/17	6,764,216	5,034,268	4,879,009	(155,259)
Australian Dollar	JPMorgan	01/31/17	13,402,175	10,116,900	9,665,134	(451,766)
New Zealand Dollar	JPMorgan	01/24/17	28,547,379	20,359,277	19,818,953	(540,324)
New Zealand Dollar	JPMorgan	02/01/17	27,877,228	19,748,786	19,348,642	(400,144)
Yuan Renminbi Offshore	JPMorgan	02/13/17	132,475,860	19,638,564	18,754,988	(883,576)

Total Long Contracts				$74,897,795	$72,466,726	$(2,431,069)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 0.8%
Student Loan Asset Backed Security 0.8%
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl A, 0.999%, 12/07/20(a)	10,741,260	10,717,736

Total Asset-Backed Security (Cost $10,740,636)		10,717,736

Collateralized Mortgage Obligations 42.7%
Agency Collateralized Mortgage Obligations 21.5%
Federal Home Loan Mortgage Corporation
Series 2781, Cl FA, REMIC, 1.054%, 04/15/34(a)	9,196,002	9,186,954
Series 3418, Cl FB, REMIC, 1.004%, 04/15/20(a)	5,561,777	5,567,849
Series 3593, Cl F, REMIC, 1.033%, 03/15/36(a)	3,329,736	3,343,509
Series 4057, Cl CF, REMIC, 1.154%, 04/15/39(a)	11,512,899	11,510,144
Series 4247, Cl EF, REMIC, 1.104%, 03/15/32(a)	1,905,242	1,914,198
Series 4474, Cl WF, REMIC, 0.883%, 12/15/36(a)	21,289,976	21,223,068

		52,745,722

Federal National Mortgage Association
Series 2010-137, Cl WB, REMIC, 3.063%, 07/25/40(a)	6,086,573	6,323,954
Series 2013-34, Cl PF, REMIC, 1.106%, 08/25/42(a)	14,114,219	14,076,983
Series 2015-42, Cl BF, REMIC, 0.843%, 06/25/45(a)	25,001,374	24,871,935
Series 2016-36, Cl FB, REMIC, 1.256%, 03/25/43(a)	12,337,608	12,326,130

		57,599,002

Government National Mortgage Association
Series 2012-98, Cl FM, 0.939%, 12/20/38(a)	2,332,594	2,325,731
Series 2016-H22, Cl FJ, 0.920%, 10/20/66(a)	19,470,722	19,477,559

		21,803,290

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 1.102%, 10/07/20(a)(b)	31,766,900	31,803,356
Series 2010-R2, Cl 1A, 1.022%, 11/06/17(a)	38,689,819	38,692,883
Series 2010-R2, Cl 2A, 1.122%, 11/05/20(a)	33,266,412	33,319,845
Series 2010-R3, Cl 1A, 1.212%, 12/08/20(a)	6,416,735	6,433,817
Series 2010-R3, Cl 2A, 1.212%, 12/08/20(a)	2,240,883	2,251,437
Series 2011-R1, Cl 1A, 1.102%, 01/08/20(a)	16,953,144	16,986,939
Series 2011-R2, Cl 1A, 1.052%, 02/06/20(a)	39,100,098	39,100,461
Series 2011-R3, Cl 1A, 1.064%, 03/11/20(a)	1,202,927	1,203,693

		169,792,431

		301,940,445

Agency Collateralized Planned Amortization Class Mortgage Obligations 5.1%
Federal Home Loan Mortgage Corporation
Series 3071, Cl ZX, REMIC, 1.004%, 04/15/35(a)	2,382,357	2,372,839
Series 3990, Cl GF, REMIC, 1.104%, 03/15/41(a)	11,267,425	11,276,773
Series 3995, Cl PF, REMIC, 1.154%, 05/15/39(a)	12,620,320	12,656,684
Series 4203, Cl PF, REMIC, 0.954%, 09/15/42(a)	21,611,678	21,381,667
Series 4571, Cl FK, REMIC, 1.304%, 02/15/44(a)	6,255,585	6,248,915

		53,936,878

See Notes to Schedules of Portfolio Investments.

Federal National Mortgage Association
Series 2006-113, Cl NF, REMIC, 1.106%, 09/25/36(a)	9,918,017	9,891,597
Series 2008-24, Cl PF, REMIC, 1.406%, 02/25/38(a)	2,110,890	2,117,073

		12,008,670

Government National Mortgage Association
Series 2003-67, Cl FP, 1.639%, 08/20/33(a)	5,621,875	5,714,792

		71,660,340

Commercial Mortgage Backed Securities 16.1%
Federal Home Loan Mortgage Corporation
Series KF15, Cl A, 1.426%, 02/25/23(a)	12,995,347	13,011,534
Series KF22, Cl A, 1.034%, 07/25/23(a)	7,747,603	7,741,549
Series KLH3, Cl A, 1.324%, 11/25/22(a)	10,000,000	10,013,025
Series KS05, Cl A, 1.034%, 01/25/23(a)	5,983,918	5,974,862

		36,740,970

Federal National Mortgage Association
Series 2011-M1, Cl FA, 1.206%, 06/25/21(a)	27,473,353	27,496,760
Series 2014-M5, Cl ASQ2, 2.034%, 03/25/19	11,505,044	11,557,330
Series 2016-M13, Cl FA, 1.225%, 11/25/23(a)	19,250,000	19,231,509
Series 2016-M8, Cl FA, 1.165%, 07/25/26(a)	18,613,345	18,372,436
Series 2016-M9, Cl FA, 1.118%, 09/25/23(a)	62,819,732	62,546,335

		139,204,370

FRESB Mortgage Trust
Series 2015-SB3, Cl A5, 2.012%, 08/25/42(a)	12,800,486	12,618,719
Series 2015-SB9, Cl A5, 2.434%, 11/25/35(a)	24,614,613	24,768,455
Series 2016-SB20, Cl A5H, 2.140%, 07/25/36(a)	12,991,186	12,813,207

		50,200,381

		226,145,721

Total Collateralized Mortgage Obligations (Cost $601,049,524)		599,746,506

U.S. Government Agency 0.3%
Federal Farm Credit Bank 0.3%
1.249%, 12/08/26(a)	4,700,000	4,700,000

Total U.S. Government Agency (Cost $4,700,000)		4,700,000

U.S. Government Agency Mortgages 49.5%
Federal Home Loan Mortgage Corporation
Pool #G11520, 5.000%, 01/01/19	1,315,328	1,347,559
Pool #1B8683, 3.045%, 04/01/34(a)	10,833,268	11,465,440
Pool #848744, 3.088%, 05/01/34(a)	13,596,877	14,344,018
Pool #848736, 2.978%, 05/01/35(a)	21,777,817	22,908,430
Pool #848747, 3.090%, 07/01/36(a)	12,932,080	13,672,071
Pool #1Q1195, 2.753%, 05/01/37(a)	11,576,909	12,259,708
Pool #848796, 2.994%, 05/01/37(a)	24,051,534	25,439,674
Pool #848852, 3.013%, 08/01/37(a)	16,471,732	17,417,862
Pool #1Q1420, 3.109%, 09/01/39(a)	17,185,369	18,203,758
Pool #2B0607, 2.611%, 06/01/42(a)	2,458,885	2,489,334
Pool #849139, 3.100%, 09/01/43(a)	2,732,414	2,803,662

		142,351,516

See Notes to Schedules of Portfolio Investments.

Federal National Mortgage Association
Pool #889232, 5.440%, 06/01/17	1,069,109	1,069,172
Pool #AM0687, 1.560%, 10/01/17	1,549,706	1,551,192
Pool #888969, 5.911%, 11/01/17	2,130,282	2,179,827
Pool #467010, 3.520%, 01/01/18	5,364,745	5,430,472
Pool #385912, 5.350%, 02/01/18	5,367,183	5,476,783
Pool #467288, 2.800%, 03/01/18	1,519,639	1,536,982
Pool #468279, 3.470%, 06/01/18	3,696,884	3,751,062
Pool #AM7163, 0.984%, 05/01/19(a)	10,659,742	10,649,130
Pool #AM6261, 0.844%, 07/01/19(c)	15,370,000	15,354,991
Pool #AM7028, 0.773%, 10/01/19(a)(c)	18,405,000	18,385,344
Pool #AN3353, 1.104%, 09/01/21(a)	10,750,000	10,748,673
Pool #AM9893, 0.914%, 10/01/21(a)(c)	27,500,000	27,501,063
Pool #AN3539, 1.006%, 11/01/21(a)	17,491,149	17,483,837
Pool #469856, 1.324%, 12/01/21(a)(c)	17,690,000	17,645,633
Pool #AM9040, 0.804%, 06/01/22(a)(c)	17,995,000	17,979,712
Pool #AM9651, 0.834%, 08/01/22(a)	14,330,000	14,332,676
Pool #AM7213, 1.184%, 08/01/22(a)	4,540,000	4,535,541
Pool #AM2292, 0.884%, 01/01/23(a)	4,593,750	4,577,655
Pool #AN3414, 1.128%, 01/01/23(a)	11,996,740	12,000,305
Pool #AN2256, 1.114%, 07/01/23(a)	17,775,000	17,780,524
Pool #AN2605, 0.994%, 08/01/23(a)	10,000,000	9,998,478
Pool #AN1582, 0.974%, 09/01/23(a)	14,525,000	14,531,861
Pool #AU7196, 2.000%, 09/01/23	533,399	538,934
Pool #AM4611, 0.994%, 11/01/23(a)	4,715,678	4,716,300
Pool #AM4510, 1.024%, 11/01/23(a)	1,822,310	1,822,364
Pool #AN3845, 1.075%, 12/01/23(a)	16,625,000	16,645,890
Pool #AN4300, 1.240%, 01/01/24(b)	14,725,000	14,734,203
Pool #AN3434, 1.177%, 09/01/24(a)	2,684,000	2,683,134
Pool #AN2868, 1.024%, 12/01/24(a)	4,700,000	4,687,321
Pool #AL0222, 2.751%, 07/01/34(a)	7,494,239	7,885,786
Pool #AD0064, 2.605%, 01/01/35(a)	6,917,350	7,201,955
Pool #AD7165, 2.491%, 04/01/35(a)	1,757,441	1,853,538
Pool #995609, 3.107%, 04/01/35(a)	1,575,450	1,671,038
Pool #822302, 2.915%, 05/01/35(a)	2,645,369	2,802,038
Pool #AL0505, 2.882%, 11/01/35(a)	6,947,361	7,369,398
Pool #AL0345, 3.023%, 11/01/35(a)	3,315,987	3,504,488
Pool #AD0377, 2.526%, 01/01/36(a)	1,616,529	1,687,528
Pool #995540, 2.708%, 01/01/36(a)	5,581,434	5,881,388
Pool #888722, 2.768%, 01/01/36(a)	1,575,712	1,653,161
Pool #AL1015, 2.809%, 04/01/36(a)	1,760,066	1,864,549
Pool #AL2202, 2.851%, 06/01/36(a)	7,521,410	7,930,889
Pool #AL0854, 2.915%, 06/01/36(a)	4,955,586	5,244,968
Pool #AA3517, 2.779%, 11/01/36(a)	4,426,257	4,651,849
Pool #AL0968, 2.942%, 12/01/36(a)	11,610,848	12,285,908
Pool #906216, 2.578%, 01/01/37(a)	1,886,510	1,988,654
Pool #AL0872, 2.692%, 07/01/37(a)	3,323,660	3,462,262
Pool #AL0960, 3.016%, 07/01/37(a)	12,789,987	13,478,093
Pool #AD0380, 2.933%, 10/01/37(a)	6,345,330	6,693,988
Pool #AL0966, 2.748%, 11/01/37(a)	5,112,975	5,397,489
Pool #AE0332, 2.805%, 11/01/37(a)	5,243,847	5,552,037
Pool #AL0270, 2.795%, 08/01/38(a)	11,375,587	11,983,677
Pool #AL6516, 2.896%, 04/01/40(a)	11,352,773	11,975,089
Pool #AL5295, 2.935%, 09/01/40(a)	12,319,103	12,989,888
Pool #AL7812, 3.095%, 11/01/40(a)	22,653,139	23,899,429
Pool #AE0544, 3.154%, 11/01/40(a)	7,478,294	7,889,741
Pool #AL0323, 3.023%, 06/01/41(a)	7,785,082	8,233,200
Pool #AL1801, 2.948%, 05/01/42(a)	5,153,271	5,289,522
Pool #AI3544, 2.414%, 05/01/43(a)	3,348,210	3,387,443
Pool #AV9481, 2.186%, 07/01/43(a)	993,187	1,027,515
Pool #AT1155, 2.937%, 09/01/43(a)	3,005,342	3,090,271

See Notes to Schedules of Portfolio Investments.

Pool #AU6696, 2.720%, 10/01/43(a)	16,547,920	16,986,299
Pool #AL5406, 3.240%, 06/01/44(a)	6,829,024	7,037,077
Pool #AW2253, 3.026%, 08/01/44(a)	2,459,686	2,532,307
Pool #AY2431, 2.241%, 02/01/45(a)	4,168,195	4,234,459
Pool #AY7185, 2.455%, 04/01/45(a)	3,970,811	4,018,330
Pool #AZ7163, 2.600%, 07/01/45(a)	1,603,831	1,631,034
Pool #AZ8772, 2.715%, 09/01/45(a)	5,092,235	5,195,530
Pool #BD2950, 2.396%, 07/01/46(a)	6,336,065	6,384,094
Pool #BA3816, 2.603%, 07/01/46(a)	7,703,268	7,823,165
Pool #BD2257, 2.433%, 08/01/46(a)	5,485,388	5,530,279
Pool #BD3394, 2.546%, 08/01/46(a)	3,967,439	4,012,475

		545,540,887

Government National Mortgage Association
Pool #082904, 2.125%, 08/20/41(a)	1,343,484	1,385,340
Pool #MA0414, 2.125%, 09/20/42(a)	4,615,630	4,763,323

		6,148,663

Total U.S. Government Agency Mortgages (Cost $684,965,517)		694,041,066

U.S. Treasury Obligation 0.0%(d)
U.S. Treasury Note 0.0%(d)
0.500%, 01/31/17	500,000	500,057

Total U.S. Treasury Obligation (Cost $500,000)		500,057

Money Market Fund 7.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(e)	103,558,734	103,558,734

Total Money Market Fund (Cost $103,558,734)		103,558,734

Total Investments (Cost $1,405,514,411) — 100.7%		1,413,264,099
Liabilities in Excess of Other Assets — (0.7)%		(10,398,155)

Net Assets — 100.0%		$1,402,865,944

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2016.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(d)	Less than 0.05% of Net Assets.
(e)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviation

REMIC	– Real Estate Mortgage Investment Conduit

Open Futures Contracts

At December 31, 2016, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Appreciation
U.S. Treasury 2 Year Note	Short	$(67,259,038)	March 2017	310	$85,913
U.S. Treasury 5 Year Note	Short	(21,977,937)	March 2017	186	92,422

					$178,335

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix U.S. Mortgage Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 6.6%
Commercial Mortgage Backed Securities 6.6%
Federal Home Loan Mortgage Corporation
Series K009, Cl X2, 5.195%, 09/25/40(a)	1,567,694	260,383

Federal National Mortgage Association
Series 2013-M6, Cl X1, 2.194%, 02/25/43(a)	3,625,981	211,466

FREMF Mortgage Trust
Series 2011-K10, Cl B, 4.631%, 11/25/49(a)(b)	285,000	302,090
Series 2012-K20, Cl B, 3.869%, 05/25/45(a)(b)	100,000	103,167
Series 2012-K20, Cl X2A, 0.200%, 05/25/45(b)	8,697,169	72,757
Series 2012-K21, Cl B, 3.938%, 07/25/45(a)(b)	500,000	518,978
Series 2013-K25, Cl B, 3.619%, 11/25/45(a)(b)	122,000	123,956

		1,120,948

GS Mortgage Securities Corp. II
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(b)	265,000	265,024
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	109,000	108,293

		373,317

Total Collateralized Mortgage Obligations (Cost $1,990,251)		1,966,114

U.S. Government Agency Mortgages 89.0%
Federal Home Loan Mortgage Corporation
Pool #C01785, 5.000%, 02/01/34	159,468	175,166
Pool #C91768, 3.500%, 07/01/34	774,251	800,659
Pool #G01838, 5.000%, 07/01/35	130,095	142,902
Pool #Z40115, 6.000%, 05/01/36	213,945	244,219
Pool #Z40004, 6.000%, 08/01/36	43,984	50,051
Pool #A85718, 4.000%, 04/01/39	55,853	59,144
Pool #G05477, 4.500%, 05/01/39	199,142	215,291
Pool #G08347, 4.500%, 06/01/39	34,599	37,220
Pool #G05606, 4.500%, 07/01/39	393,334	423,890
Pool #A89148, 4.000%, 10/01/39	111,879	118,147
Pool #G08372, 4.500%, 11/01/39	169,731	182,612
Pool #Q30058, 3.000%, 01/01/40	182,242	181,161
Pool #A93101, 5.000%, 07/01/40	214,702	234,024
Pool #G06061, 4.000%, 10/01/40	124,587	131,640
Pool #A95085, 4.000%, 11/01/40	600,500	632,340
Pool #A95147, 4.000%, 11/01/40	101,687	107,068
Pool #A95796, 4.000%, 12/01/40	73,684	77,788
Pool #G07068, 5.000%, 07/01/41	468,777	510,946
Pool #G60126, 4.500%, 11/01/41	208,382	224,197
Pool #Q06771, 3.000%, 03/01/42	246,391	246,291
Pool #G07031, 4.000%, 05/01/42	495,173	523,278
Pool #C04123, 4.000%, 07/01/42	316,459	335,524
Pool #Q09949, 3.000%, 08/01/42	168,599	168,530
Pool #Q10929, 3.500%, 09/01/42	412,456	424,679
Pool #Q11651, 3.000%, 10/01/42	111,294	111,248

See Notes to Schedules of Portfolio Investments.

Pool #Q13801, 3.000%, 12/01/42	186,188	186,093
Pool #G60019, 4.500%, 03/01/44	385,111	415,008
Pool #Q26366, 4.000%, 05/01/44	217,233	229,629
Pool #V81283, 4.000%, 07/01/44	396,800	417,692
Pool #G60589, 4.000%, 02/01/45	505,934	531,793
Pool #Q31645, 4.000%, 02/01/45	107,263	113,091
Pool #Q36238, 4.000%, 09/01/45	456,774	480,879
Pool #Q38473, 4.000%, 01/01/46	449,286	472,161
Pool #Q40123, 3.500%, 04/01/46	240,877	247,473
Pool #Q40124, 3.500%, 04/01/46	251,721	258,472
Pool #Q40723, 4.000%, 05/01/46	478,840	503,292

		10,213,598

Federal National Mortgage Association
Pool #MA1688, 3.500%, 12/01/33	60,820	63,200
Pool #AL0049, 6.000%, 12/01/35	39,031	44,562
Pool #190370, 6.000%, 06/01/36	55,254	62,655
Pool #AB6401, 3.000%, 10/01/37	311,741	311,267
Pool #AB7768, 3.000%, 02/01/38	437,469	436,802
Pool #AC2817, 4.000%, 10/01/39	8,892	9,350
Pool #AX3605, 3.500%, 01/01/40	196,150	201,548
Pool #932441, 4.000%, 01/01/40	231,358	243,252
Pool #AL7497, 3.500%, 09/01/40(c)	1,581,212	1,630,460
Pool #AE3860, 5.000%, 10/01/40	588,232	642,089
Pool #AE4414, 4.000%, 11/01/40	34,405	36,304
Pool #AE5143, 4.000%, 11/01/40	32,120	33,884
Pool #MA0639, 4.000%, 02/01/41	575,093	607,081
Pool #AL0215, 4.500%, 04/01/41	147,812	159,623
Pool #AI5868, 4.500%, 07/01/41	275,795	297,622
Pool #890381, 3.500%, 10/01/41	307,423	317,019
Pool #AJ9327, 3.500%, 01/01/42	136,608	140,907
Pool #AW8154, 3.500%, 01/01/42	918,056	946,828
Pool #AJ9317, 4.000%, 01/01/42	594,952	626,892
Pool #MA0971, 4.000%, 02/01/42	112,408	118,720
Pool #AK5151, 3.000%, 03/01/42	269,505	269,344
Pool #AI9101, 3.500%, 04/01/42	429,976	443,865
Pool #AB5188, 3.500%, 05/01/42	69,376	71,559
Pool #AZ0572, 3.000%, 06/01/42	96,212	96,085
Pool #AO8632, 3.500%, 07/01/42	1,243,767	1,282,867
Pool #AP7874, 3.500%, 10/01/42	125,715	129,609
Pool #AB8726, 3.500%, 03/01/43	87,976	90,690
Pool #AT0536, 4.000%, 10/01/43	184,168	193,738
Pool #AV3452, 4.000%, 02/01/44	179,473	188,787
Pool #AL6223, 4.500%, 08/01/44(c)	620,892	668,334
Pool #AL9127, 4.000%, 10/01/44(d)	173,798	183,487
Pool #AY2685, 4.500%, 01/01/45	76,333	82,459
Pool #MA2279, 4.000%, 05/01/45	167,521	176,220
Pool #MA2341, 4.500%, 06/01/45	165,133	177,749
Pool #AY8851, 4.000%, 08/01/45	289,084	304,153
Pool #AZ5755, 3.500%, 09/01/45	646,410	664,295
Pool #AZ9213, 4.000%, 10/01/45	683,639	722,076
Pool #AS6515, 4.000%, 01/01/46	254,622	267,873
Pool #BC2470, 3.500%, 02/01/46	198,415	204,738
Pool #BD1154, 3.500%, 08/01/46	99,424	101,999
Pool #BD4896, 4.000%, 08/01/46	248,547	261,559

		13,511,551

See Notes to Schedules of Portfolio Investments.

Government National Mortgage Association
Pool #736663, 5.000%, 03/15/40	511,637	560,215
Pool #AA5471, 4.000%, 12/15/41	769,605	821,857
Pool #MA0321, 5.000%, 08/20/42	21,616	23,502
Pool #666413, 4.000%, 09/15/43	53,478	57,163
Pool #MA2681, 5.000%, 03/20/45	304,345	327,334
Pool #AM4159, 4.000%, 04/15/45	127,838	135,904
Pool #AM9875, 4.000%, 06/15/45	191,024	203,977
Pool #AN6811, 4.000%, 07/15/45	628,135	667,852
Pool #AV6530, 4.000%, 08/20/46	172,907	183,739

		2,981,543

Total U.S. Government Agency Mortgages (Cost $26,801,226)		26,706,692

U.S. Treasury Obligation 2.4%
U.S. Treasury Notes 2.4%
2.000%, 11/15/26	756,000	727,384

Total U.S. Treasury Obligation (Cost $726,040)		727,384

Money Market Fund 3.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(e)	1,045,937	1,045,937

Total Money Market Fund (Cost $1,045,937)		1,045,937

Total Investments (Cost $30,563,454) — 101.5%		30,446,127
Liabilities in Excess of Other Assets — (1.5)%		(449,168)

Net Assets — 100.0%		$29,996,959

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2016.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.0% of net assets as of December 31, 2016.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 23.1%
Auto Floor Plan 2.4%
Ally Master Owner Trust, Series 2014-1, Cl A2, 1.290%, 01/15/19	1,100,000	1,100,013
BMW Floorplan Master Owner Trust, Series 2015-1A, Cl A, 1.204%, 07/15/20(a)(b)	1,100,000	1,100,010
Mercedes-Benz Master Owner Trust, Series 2016-AA, Cl A, 1.284%, 05/15/20(a)(b)	1,000,000	1,003,196

		3,203,219

Automobiles 7.0%
AmeriCredit Automobile Receivables Trust, Series 2013-5, Cl B, 1.520%, 01/08/19	753,178	753,673
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl B, 1.600%, 07/08/19	500,000	500,471
Capital Auto Receivables Asset Trust, Series 2014-2, Cl B, 2.030%, 12/20/18(c)	1,250,000	1,255,258
Capital Auto Receivables Asset Trust, Series 2015-3, Cl A1A, 1.390%, 02/20/18(b)	180,944	181,010
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Cl A4, 1.270%, 03/15/19(b)	1,260,317	1,259,957
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Cl B, 1.780%, 06/17/19(b)	500,000	501,453
Ford Credit Auto Owner Trust, Series 2013-B, Cl B, 1.110%, 10/15/18	300,000	299,888
GM Financial Automobile Leasing Trust, Series 2014-2A, Cl A3, 1.220%, 01/22/18(b)	849,723	849,894
GM Financial Automobile Leasing Trust, Series 2015-1, Cl A2, 1.100%, 12/20/17	171,863	171,854
Hyundai Auto Lease Securitization Trust, Series 2015-B, Cl A2B, 1.024%, 12/15/17(a)(b)	1,068,368	1,068,285
Hyundai Auto Receivables Trust, Series 2012-C, Cl C, 1.420%, 02/15/19	755,000	755,022
Hyundai Auto Receivables Trust, Series 2013-B, Cl A4, 1.010%, 02/15/19	530,369	530,301
Hyundai Auto Receivables Trust, Series 2014-A, Cl B, 1.730%, 08/15/19	585,000	586,468
M&T Bank Auto Receivables Trust, Series 2013-1A, Cl B, 1.960%, 11/15/18(b)	525,000	525,353

		9,238,887

Credit Card 10.9%
American Express Credit Account Master Trust, Series 2013-1, Cl A, 1.124%, 02/16/21(a)	1,815,000	1,820,648
Barclays Dryrock Issuance Trust, Series 2014-1, Cl A, 1.064%, 12/16/19(a)	600,000	600,000
Barclays Dryrock Issuance Trust, Series 2014-2, Cl A, 1.044%, 03/16/20(a)	1,000,000	1,000,173
Barclays Dryrock Issuance Trust, Series 2015-4, Cl A, 1.720%, 08/16/21	152,000	152,237
Cabela’s Credit Card Master Note Trust, Series 2012-1A, Cl A2, 1.234%, 02/18/20(a)(b)	500,000	500,103
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 1.154%, 07/15/22(a)	1,512,000	1,514,047
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.430%, 05/15/28(a)(c)	1,000,000	940,726
Capital One Multi-Asset Execution Trust, Series 2007-A1, Cl A1, 0.754%, 11/15/19(a)	1,000,000	1,000,000
Capital One Multi-Asset Execution Trust, Series 2014-A5, Cl A5, 1.480%, 07/15/20	150,000	150,310
Chase Issuance Trust, Series 2007-B1, Cl B1, 0.954%, 04/15/19(a)(c)	1,157,000	1,156,684
Citibank Credit Card Issuance Trust, Series 2016-A3, Cl A3, 1.267%, 12/07/23(a)	1,500,000	1,500,703
Evergreen Credit Card Trust, Series 2016-3, Cl A, 1.204%, 11/16/20(a)(b)	1,250,000	1,250,483
Golden Credit Card Trust, Series 2014-1A, Cl A, 1.203%, 03/15/19(a)(b)	1,300,000	1,299,578
Synchrony Credit Card Master Note Trust, Series 2012-3, Cl B, 1.704%, 03/15/20(a)	426,000	426,354
Trillium Credit Card Trust II, Series 2016-1A, Cl A, 1.481%, 05/26/21(a)(b)(c)	1,000,000	1,004,636

		14,316,682

Other 2.2%
Centerpoint Energy Transition Bond Co. III LLC, Series 2008-A, Cl A1, 4.192%, 02/01/20	2,848	2,855
DB Master Finance LLC, Series 2015-1A, Cl A2I, 3.262%, 02/20/45(b)	697,575	698,489
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	995,220	1,015,088
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 2.470%, 02/01/19	277,493	277,668
Taco Bell Funding LLC, Series 2016-1A, Cl A2I, 3.832%, 05/25/46(b)(c)	911,715	915,020

		2,909,120

See Notes to Schedules of Portfolio Investments.

Student Loan Asset Backed Security 0.6%
SLM Student Loan Trust, Series 2013-1, Cl A2, 1.006%, 09/25/19(a)	751,119	750,009

Total Asset-Backed Securities (Cost $30,368,560)		30,417,917

Collateralized Mortgage Obligations 11.6%
Agency Collateralized Mortgage Obligations 5.3%
Federal Home Loan Mortgage Corporation
Series 2839, Cl TS, REMIC, 5.000%, 08/15/19	989,771	1,011,492

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 1.102%, 10/07/20(a)	2,400,784	2,403,539
Series 2010-R3, Cl 1A, 1.212%, 12/08/20(a)	2,453,424	2,459,956
Series 2011-R1, Cl 1A, 1.102%, 01/08/20(a)	1,149,618	1,151,910

		6,015,405

		7,026,897

Commercial Mortgage Backed Securities 6.3%
Commercial Mortgage Trust
Series 2012-CR2, Cl A2, 2.025%, 08/15/45	120,554	120,677
Series 2012-LC4, Cl A2, 2.256%, 12/10/44	93,807	93,845

		214,522

Federal National Mortgage Association
Series 2014-M5, Cl ASQ2, 2.034%, 03/25/19	947,307	951,612
Series 2016-M9, Cl FA, 1.118%, 09/25/23(a)	3,489,985	3,474,796

		4,426,408

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Cl A3, 4.070%, 11/15/43(b)	523,000	545,572
Series 2013-C13, Cl A1, 1.303%, 01/15/46	260,905	260,793

		806,365

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	539,741	539,225
Series 2014-C14, Cl A1, 1.250%, 02/15/47	227,813	227,029

		766,254

WFRBS Commercial Mortgage Trust
Series 2012-C7, Cl AFL, 1.907%, 06/15/45(a)(b)	515,000	524,226
Series 2012-C8, Cl A2, 1.881%, 08/15/45	497,261	498,085
Series 2012-C8, Cl AFL, 1.707%, 08/15/45(a)(b)	1,000,000	1,007,494

		2,029,805

		8,243,354

Total Collateralized Mortgage Obligations (Cost $15,274,053)		15,270,251

Corporate Bonds 47.8%
Aerospace/Defense 0.5%
Lockheed Martin Corp., 1.850%, 11/23/18	701,000	703,792

Auto Manufacturers 5.5%
BMW U.S. Capital LLC, 1.500%, 04/11/19(b)	973,000	963,767
Daimler Finance North America LLC, 1.746%, 08/01/18(a)(b)	1,905,000	1,916,845
Ford Motor Credit Co. LLC, 1.660%, 01/17/17, Series 00, MTN(a)(c)	858,000	858,186
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	787,000	817,874
General Motors Financial Co., Inc., 2.400%, 05/09/19	1,939,000	1,933,864
PACCAR Financial Corp., 1.546%, 12/06/18, MTN(a)	753,000	757,819

		7,248,355

See Notes to Schedules of Portfolio Investments.

Banks 9.5%
Bank of America Corp., 2.000%, 01/11/18	2,227,000	2,232,124
Bank of Montreal, 2.100%, 12/12/19, MTN	1,312,000	1,311,995
Citigroup, Inc., 2.500%, 09/26/18	1,354,000	1,366,951
Citigroup, Inc., 2.606%, 05/15/18(a)	1,300,000	1,320,598
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	2,446,000	2,548,101
JPMorgan Chase & Co., 6.125%, 06/27/17(c)	2,139,000	2,185,836
Morgan Stanley, 2.125%, 04/25/18	1,523,000	1,529,068

		12,494,673

Beverages 0.5%
Molson Coors Brewing Co., 1.450%, 07/15/19	687,000	676,867

Biotechnology 0.7%
Celgene Corp., 2.125%, 08/15/18	948,000	951,807

Chemicals 1.7%
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(b)	2,171,000	2,171,228

Computers 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.480%, 06/01/19(b)	1,518,000	1,549,583

Electric 3.3%
Duke Energy Corp., 1.378%, 04/03/17(a)	1,329,000	1,329,999
Emera U.S. Finance LP, 2.150%, 06/15/19(b)	1,395,000	1,392,694
MidAmerican Energy Co., 5.300%, 03/15/18	1,532,000	1,597,452

		4,320,145

Electronics 0.6%
Fortive Corp., 1.800%, 06/15/19(b)	745,000	740,367

Healthcare—Products 3.5%
Becton Dickinson and Co., 1.800%, 12/15/17	1,315,000	1,317,990
Medtronic, Inc., 1.500%, 03/15/18	1,874,000	1,874,028
Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	1,464,000	1,475,130

		4,667,148

Healthcare—Services 1.6%
Aetna, Inc., 1.750%, 05/15/17	660,000	660,597
UnitedHealth Group, Inc., 6.000%, 02/15/18	1,389,000	1,456,382

		2,116,979

Housewares 0.9%
Newell Brands, Inc., 2.600%, 03/29/19	1,230,000	1,243,497

Insurance 0.6%
Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	770,000	769,318

Internet 0.3%
eBay, Inc., 2.500%, 03/09/18	371,000	374,257

Media 1.8%
Comcast Corp., 5.875%, 02/15/18	2,310,000	2,422,044

Miscellaneous Manufacturer 1.6%
Siemens Financieringsmaatschappij NV, 1.300%, 09/13/19(b)	2,193,000	2,151,587

Oil & Gas 1.3%
BP Capital Markets PLC, 1.627%, 09/26/18(a)	1,693,000	1,699,435

Oil & Gas Services 2.7%
FMC Technologies, Inc., 2.000%, 10/01/17	2,000,000	2,001,432
Schlumberger Holdings Corp., 1.900%, 12/21/17(b)	1,487,000	1,492,595

		3,494,027

See Notes to Schedules of Portfolio Investments.

Pharmaceuticals 2.4%
AbbVie, Inc., 1.800%, 05/14/18	1,144,000	1,144,859
McKesson Corp., 2.284%, 03/15/19	310,000	311,161
Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/19	1,716,000	1,694,245

		3,150,265

Pipelines 3.4%
Kinder Morgan, Inc., 2.000%, 12/01/17	2,226,000	2,229,390
TransCanada PipeLines Ltd., 1.625%, 11/09/17	2,227,000	2,225,361

		4,454,751

Real Estate Investment Trust 1.7%
American Tower Corp., 4.500%, 01/15/18(c)	2,148,000	2,204,692

Retail 0.7%
CVS Health Corp., 1.900%, 07/20/18	951,000	954,655

Telecommunication Services 0.9%
Verizon Communications, Inc., 1.351%, 06/09/17(a)	550,000	550,638
Verizon Communications, Inc., 1.375%, 08/15/19	684,000	673,354

		1,223,992

Transportation 0.9%
Canadian National Railway Co., 1.072%, 11/14/17(a)	1,204,000	1,205,002

Total Corporate Bonds (Cost $63,018,227)		62,988,466

U.S. Government Agency Mortgages 11.4%
Federal Home Loan Mortgage Corporation
Pool #848852, 3.013%, 08/01/37(a)	770,959	815,243

Federal National Mortgage Association
Pool #AM2712, 1.535%, 03/01/18	482,876	482,614
Pool #467699, 0.944%, 05/01/18(a)	235,595	235,538
Pool #468910, 0.934%, 08/01/18(a)	225,643	226,125
Pool #AN3353, 1.104%, 09/01/21(a)(c)	1,000,000	999,877
Pool #AN3539, 1.006%, 11/01/21(a)	998,353	997,936
Pool #AM7617, 1.004%, 08/01/22(a)	966,392	966,895
Pool #AN3414, 1.128%, 01/01/23(a)	998,397	998,694
Pool #AN1582, 0.974%, 09/01/23(a)(c)	1,000,000	1,000,472
Pool #AN3845, 1.075%, 12/01/23(a)	2,699,000	2,702,391
Pool #AN4300, 1.240%, 01/01/24(d)	3,080,000	3,081,925
Pool #AN3434, 1.177%, 09/01/24(a)	1,500,000	1,499,516
Pool #AL0968, 2.942%, 12/01/36(a)	221,909	234,811
Pool #AD0380, 2.930%, 10/01/37(a)	333,564	351,892
Pool #AL0966, 2.748%, 11/01/37(a)	322,117	340,042

		14,118,728

Total U.S. Government Agency Mortgages (Cost $14,870,190)		14,933,971

See Notes to Schedules of Portfolio Investments.

U.S. Treasury Obligation 0.1%
U.S. Treasury Note 0.1%
0.500%, 01/31/17	100,000	100,011

Total U.S. Treasury Obligation (Cost $100,000)		100,011

Money Market Fund 8.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.39%(e)	10,708,272	10,708,272

Total Money Market Fund (Cost $10,708,272)		10,708,272

Total Investments (Cost $134,339,302) — 102.1%		134,418,888
Liabilities in Excess of Other Assets — (2.1)%		(2,706,171)

Net Assets — 100.0%		$131,712,717

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2016.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 21.0% of net assets as of December 31, 2016.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

Open Futures Contracts

At December 31, 2016, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Appreciation
U.S. Treasury 2 Year Note	Short	(28,193,341)	March 2017	130	23,966
U.S. Treasury 5 Year Note	Short	(827,126)	March 2017	7	3,478

					$27,444

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2016

(Unaudited)

Seix Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.9%
Alabama 1.3%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	645,000	707,107

District of Columbia 6.3%
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, AMT, RB, 5.125%, 10/01/23	1,000,000	1,059,450
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,355,242

		3,414,692

Georgia 2.2%
Private Colleges & Universities Authority, RB, 5.000%, 04/01/23	1,065,000	1,180,308

Guam 2.3%
Territory of Guam, Series A, RB, 5.000%, 12/01/33	380,000	424,711
Territory of Guam, Series A, RB, 5.000%, 12/01/34	290,000	322,329
Territory of Guam, Series A, RB, 5.000%, 12/01/46	485,000	530,614

		1,277,654

North Carolina 6.0%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,740,000	1,863,609
North Carolina Medical Care Commission, RB, 5.000%, 10/01/27(b)	380,000	444,946
North Carolina Medical Care Commission, RB, 5.000%, 10/01/33(b)	495,000	562,558
North Carolina Medical Care Commission, RB, 5.000%, 10/01/35(b)	380,000	427,211

		3,298,324

Virginia 77.8%
Fairfax County, Series B, GO, 5.000%, 04/01/24, State Aid Withholding	1,000,000	1,197,660
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22(c)	1,700,000	1,888,224
Fairfax County Industrial Development Authority, Series D, RB, 5.000%, 05/15/27	500,000	562,220
Fairfax County Water Authority, RB, 5.000%, 04/01/25	1,550,000	1,769,108
Fairfax County Water Authority, RB, 5.000%, 04/01/27	600,000	681,300
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/28	1,375,000	1,581,594
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/30	1,000,000	1,139,600
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/32	1,000,000	1,128,500
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24, Pre-refunded 04/01/2018 @ 100	1,425,000	1,493,571
Hanover County Economic Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	1,815,000	1,881,066
Isle County Wight, Series A, GO, 5.000%, 07/01/35, State Aid Withholding	750,000	846,885
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	1,000,000	1,100,560
Newport News, Series A, GO, 5.000%, 08/01/27	2,005,000	2,428,135
Norfolk Water Revenue, Series A, RB, 5.250%, 11/01/44(c)	1,750,000	2,009,910
Northern Virginia Transportation Authority, RB, 5.000%, 06/01/26(c)	1,250,000	1,471,762
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,864,431
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,112,020
Virginia College Building Authority, Series A, RB, 5.000%, 02/01/27	1,000,000	1,164,630

See Notes to Schedules of Portfolio Investments.

Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21	3,390,000	3,665,641
Virginia Commonwealth Transportation Board, RB, 5.000%, 03/15/24	1,000,000	1,148,390
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,600,175
Virginia Port Authority, Series A, AMT, RB, 5.000%, 07/01/32	3,000,000	3,601,860
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31, Pre-refunded 08/01/2021 @ 100	10,000	11,412
Virginia Public School Authority, Series A, RB, 5.000%, 08/01/27, State Aid Withholding	2,060,000	2,377,776
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, Pre-refunded 07/15/2018 @ 100, State Aid Withholding	2,000,000	2,116,520
Virginia Resources Authority, RB, 5.000%, 11/01/28, Pre-refunded 11/01/2022 @ 100	330,000	385,189
Virginia Resources Authority, RB, 5.000%, 11/01/28	1,970,000	2,277,694

		42,505,833

Total Municipal Bonds (Cost $50,879,119)		52,383,918

Money Market Fund 6.0%
Federated Government Obligations Tax Managed Fund, Institutional Shares, 0.35%(d)	3,266,950	3,266,950

Total Money Market Fund (Cost $3,266,950)		3,266,950

Total Investments (Cost $54,146,069) — 101.9%		55,650,868
Liabilities in Excess of Other Assets — (1.9)%		(1,027,266)

Net Assets — 100.0%		$54,623,602

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2016.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(d)	Rate disclosed, the 7 day yield, is as of December 31, 2016.

Investment Abbreviations

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

1. Organization

RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of December 31, 2016: Capital Innovations Global Resources and Infrastructure Fund, Ceredex Large Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund, Ceredex Small Cap Value Equity Fund, Innovative Growth Stock Fund, International Equity Fund, Silvant Large Cap Growth Stock Fund, Silvant Small Cap Growth Stock Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Seix Core Bond Fund, Seix Corporate Bond Fund, Seix Floating Rate High Income Fund, Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix High Income Fund, Seix High Yield Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix Limited Duration Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund, Seix Total Return Bond Fund, Seix U.S. Government Securities Ultra-Short Bond Fund, Seix U.S. Mortgage Fund and Seix Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), which are each (except Seix North Carolina Tax-Exempt Bond Fund) a diversified series of the Trust. RidgeWorth Investments (“Investment Adviser”) serves as the investment adviser to the Funds.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Codification Topic 946 (“ASC Topic 946”) Financial Services – Investment Companies.

2. Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds in the preparation of its Schedules of Portfolio Investments (each, a “Schedule” and collectively, the “Schedules”). These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions regarding assets and liabilities at the date of the Schedules. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation—Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price, which is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. The prices are provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”).

The Funds, in accordance with GAAP, have adopted FASB Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their Net Asset Value (“NAV”) daily and are classified as Level 1 prices.

•	Level 2—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain asset and mortgage backed products, less liquid listed equities, certain equity securities listed or traded on foreign security exchanges which include a fair valuation adjustment factor applied to their equity prices as of the end of the period and state, municipal and provincial obligations.

•	Level 3—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value. Exchange Traded Funds are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded.

The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Publicly-traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market and such securities are considered Level 2 in the fair value hierarchy. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded and such securities may be considered Level 1 in the fair value hierarchy. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade and such securities may be considered Level 1 in the fair value hierarchy. Centrally cleared credit default and interest rate swaps are valued at the price determined by the relevant exchange and such securities may be considered Level 2 in the fair value hierarchy. Forward foreign exchange contracts are valued using daily forward exchange rates and such securities may be considered Level 2 in the fair value hierarchy.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its NAV, each of the Funds will value the security as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value, and such securities are considered Level 2 in the fair value hierarchy. Certain Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy consist of investments in other funds including affiliated funds (See Note 4), which are valued at their respective daily net asset values.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of December 31, 2016:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Capital Innovations Global Resources and Infrastructure Fund
Assets
Common Stocks[1]	$6,083,101	$—	$—	$6,083,101
Money Market Fund	131,050	—	—	131,050

Total Investments	6,214,151	—	—	6,214,151

Ceredex Large Cap Value Equity Fund
Assets
Common Stocks[1]	2,145,828,385	—	—	2,145,828,385
Money Market Fund	22,076,317	—	—	22,076,317

Total Investments	2,167,904,702	—	—	2,167,904,702

Ceredex Mid-Cap Value Equity Fund
Assets
Common Stocks[1]	3,187,943,742	—	—	3,187,943,742
Money Market Funds	160,754,519	—	—	160,754,519

Total Investments	3,348,698,261	—	—	3,348,698,261

Ceredex Small Cap Value Equity Fund
Assets
Common Stocks[1]	930,936,481	—	—	930,936,481
Money Market Fund	21,565,525	—	—	21,565,525

Total Investments	952,502,006	—	—	952,502,006

Innovative Growth Stock Fund
Assets
Common Stocks[1]	18,246,719	—	—	18,246,719
Money Market Fund	127,090	—	—	127,090

Total Investments	18,373,809	—	—	18,373,809

International Equity Fund
Assets
Common Stocks
Australia	2,853,655	—	—	2,853,655
Bermuda	1,607,646	—	—	1,607,646
Brazil	1,478,813	—	—	1,478,813
Canada	4,969,567	—	—	4,969,567
China	4,456,045	85,097	—	4,541,142
Denmark	5,415,914	—	—	5,415,914
France	5,735,964	—	—	5,735,964
Germany	1,584,032	—	—	1,584,032
Hong Kong	204,908	—	—	204,908
India	2,072,525	—	—	2,072,525
Ireland	6,943,105	—	—	6,943,105
Italy	1,584,559	—	—	1,584,559
Japan	4,010,873	—	—	4,010,873
Mexico	932,420	—	—	932,420
Netherlands	4,093,429	—	—	4,093,429
South Africa	1,630,148	—	—	1,630,148
Spain	1,110,867	—	—	1,110,867
Switzerland	8,401,538	—	—	8,401,538
Taiwan	3,187,225	—	—	3,187,225
United Kingdom	5,767,967	—	—	5,767,967

Total Common Stocks	68,041,200	85,097	—	68,126,297

Money Market Funds	3,974,252	—	—	3,974,252

Total Investments	72,015,452	85,097	—	72,100,549

Silvant Large Cap Growth Stock Fund
Assets
Common Stocks[1]	209,468,731	—	—	209,468,731
Money Market Funds	6,332,586	—	—	6,332,586

Total Investments	215,801,317	—	—	215,801,317

Silvant Small Cap Growth Stock Fund
Assets
Common Stocks[1]	44,630,242	—	—	44,630,242
Money Market Funds	3,612,072	—	—	3,612,072

Total Investments	48,242,314	—	—	48,242,314

Aggressive Growth Allocation Strategy[2]
Assets
Equity Funds	4,521,742	—	—		4,521,742
Fixed Income Funds	390,018	—	—		390,018
Exchange Traded Funds	1,103,864	—	—		1,103,864
Money Market Fund	130,733	—	—		130,733

Total Investments	6,146,357	—	—		6,146,357

Conservative Allocation Strategy[2]
Assets
Equity Funds	14,572,484	—	—		14,572,484
Fixed Income Funds	20,490,712	—	—		20,490,712
Exchange Traded Funds	9,947,590	—	—		9,947,590
Money Market Fund	555,614	—	—		555,614

Total Investments	45,566,400	—	—		45,566,400

Growth Allocation Strategy[2]
Assets
Equity Funds	26,037,017	—	—		26,037,017
Fixed Income Funds	5,548,787	—	—		5,548,787
Exchange Traded Funds	7,602,185	—	—		7,602,185
Money Market Fund	605,659	—	—		605,659

Total Investments	39,793,648	—	—		39,793,648

Moderate Allocation Strategy[2]
Assets
Equity Funds	26,277,785	—	—		26,277,785
Fixed Income Funds	13,656,561	—	—		13,656,561
Exchange Traded Funds	13,245,565	—	—		13,245,565
Money Market Fund	606,645	—	—		606,645

Total Investments	53,786,556	—	—		53,786,556

Seix Core Bond Fund
Assets
Asset-Backed Securities[1]	—	9,333,737	—		9,333,737
Collateralized Mortgage Obligations[1]	—	13,407,996	—		13,407,996
Corporate Bonds[1]	—	61,249,140	—		61,249,140
Municipal Bonds[3]	—	5,390,320	—		5,390,320
U.S. Government Agency Mortgages[1]	—	61,358,893	—		61,358,893
U.S. Treasury Obligations[1]	—	75,236,315	—		75,236,315
Money Market Funds	19,712,710	—	—		19,712,710

Total Investments	19,712,710	225,976,401	—		245,689,111

Seix Corporate Bond Fund
Assets
Corporate Bonds[1]	—	18,605,551	—		18,605,551
Municipal Bonds[3]	—	435,316	—		435,316
U.S. Treasury Obligation[1]	—	577,289	—		577,289
Foreign Government Bond	—	227,850	—		227,850
Money Market Funds	2,859,964	—	—		2,859,964

Total Investments	2,859,964	19,846,006	—		22,705,970

Seix Floating Rate High Income Fund
Assets
Bank Loans[1]	—	4,434,624,363	—		4,434,624,363
Corporate Bonds[1]	—	129,031,602	32,333,903	[5]	161,365,505
Convertible Corporate Bond[1]	—	209,636	—		209,636
Preferred Stock[1]	2,388,235	—	—		2,388,235
Right[1]	554,401	—	—		554,401
Common Stocks[1]	7,185,858	11,002,663	—		18,188,521
Money Market Fund	759,038,708	—	—		759,038,708

Total Investments	769,167,202	4,574,868,264	32,333,903	[5]	5,376,369,369

Seix Georgia Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	101,368,567	—		101,368,567
Money Market Fund	4,224,625	—	—		4,224,625

Total Investments	4,224,625	101,368,567	—		105,593,192

Seix High Grade Municipal Bond Fund
Assets
Municipal Bonds[3]	—	74,830,510	—		74,830,510
Money Market Fund	11,604,906	—	—		11,604,906

Total Investments	11,604,906	74,830,510	—		86,435,416

Seix High Income Fund
Assets
Bank Loans[1]	—	12,895,055	—		12,895,055
Corporate Bonds[1]	—	549,666,918	0	[5]	549,666,918
Convertible Corporate Bond[1]	—	454,446	—		454,446
Convertible Preferred Stock[1]	572,779	—	—		572,779
Preferred Stock[1]	3,076,194	—	—		3,076,194
Warrants[1]	—	19,571	—		19,571
Common Stocks[1]	3,738,814	1,116,222	—		4,855,036
Money Market Funds	88,113,144	—	—		88,113,144

Total Investments	95,500,931	564,152,212	0	[5]	659,653,143

Seix High Yield Fund
Assets
Bank Loans[1]	—	15,620,109	—		15,620,109
Corporate Bonds[1]	—	503,603,546	—		503,603,546
Common Stocks[1]	375,383	938,382	—		1,313,765
Money Market Funds	28,830,552	—	—		28,830,552

Total Investments	29,205,935	520,162,037	—		549,367,972

Seix Investment Grade Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	511,813,798	—		511,813,798
Money Market Fund	8,913,022	—	—		8,913,022

Total Investments	8,913,022	511,813,798	—		520,726,820

Seix Limited Duration Fund
Assets
Asset-Backed Securities[1]	—	586,339	—		586,339
Collateralized Mortgage Obligations[1]	—	4,677,657	—		4,677,657
U.S. Government Agency Mortgages[1]	—	1,218,574	—		1,218,574
Money Market Fund	223,563	—	—		223,563

Total Investments	223,563	6,482,570	—		6,706,133

Seix North Carolina Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	26,318,869	—		26,318,869
Money Market Fund	4,752,189	—	—		4,752,189

Total Investments	4,752,189	26,318,869	—		31,071,058

Seix Short-Term Bond Fund
Assets
Asset-Backed Securities[1]	—	7,768,936	—		7,768,936
Collateralized Mortgage Obligations[1]	—	3,124,945	—		3,124,945
Corporate Bonds[1]	—	16,439,840	—		16,439,840
U.S. Government Agency Mortgages[1]	—	3,671,096	—		3,671,096
U.S. Treasury Obligations[1]	—	24,958,407	—		24,958,407
Money Market Fund	3,865,081	—	—		3,865,081

Total Investments	3,865,081	55,963,224	—		59,828,305

Seix Short-Term Municipal Bond Fund
Assets
Municipal Bonds[3]	—	28,474,998	—	28,474,998
Money Market Fund	4,013,511	—	—	4,013,511

Total Investments	4,013,511	28,474,998	—	32,488,509

Seix Total Return Bond Fund
Assets
Asset-Backed Securities[1]	—	38,112,420	—	38,112,420
Collateralized Mortgage Obligations[1]	—	49,400,934	—	49,400,934
Corporate Bonds[1]	—	249,676,069	—	249,676,069
Municipal Bonds[3]	—	21,962,096	—	21,962,096
U.S. Government Agency Mortgages[1]	—	254,872,570	—	254,872,570
U.S. Treasury Obligation[1]	—	290,232,041	—	290,232,041
Foreign Government Bonds	—	48,091,184	—	48,091,184
Money Market Funds	116,923,065	—	—	116,923,065

Total Investments	116,923,065	952,347,314	—	1,069,270,379

Other Financial Instruments[4]
Forward Foreign Currency Contracts	—	3,050,925	—	3,050,925

Total Assets	116,923,065	955,398,239	—	1,072,321,304

Liabilities
Credit Default Swap Contracts	—	(3,072,506)	—	(3,072,506)
Forward Foreign Currency Contracts	—	(2,431,069)	—	(2,431,069)

Total Liabilities	—	(5,503,575)	—	(5,503,575)

Seix U.S. Government Securities Ultra-Short Bond Fund
Assets
Asset-Backed Security[1]	—	10,717,736	—	10,717,736
Collateralized Mortgage Obligations[1]	—	599,746,506	—	599,746,506
U.S. Government Agency	—	4,700,000	—	4,700,000
U.S. Government Agency Mortgages[1]	—	694,041,066	—	694,041,066
U.S. Treasury Obligation[1]	—	500,057	—	500,057
Money Market Fund	103,558,734	—	—	103,558,734

Total Investments	103,558,734	1,309,705,365	—	1,413,264,099

Other Financial Instruments[4]
Futures Contracts	178,335	—	—	178,335

Total Assets	103,737,069	1,309,705,365	—	1,413,442,434

Seix U.S. Mortgage Fund
Assets
Collateralized Mortgage Obligations[1]	—	1,966,114	—	1,966,114
U.S. Government Agency Mortgages[1]	—	26,706,692	—	26,706,692
U.S. Treasury Obligation[1]	—	727,384	—	727,384
Money Market Fund	1,045,937	—	—	1,045,937

Total Investments	1,045,937	29,400,190	—	30,446,127

Seix Ultra-Short Bond Fund
Assets
Asset-Backed Securities[1]	—	30,417,917	—	30,417,917
Collateralized Mortgage Obligations[1]	—	15,270,251	—	15,270,251
Corporate Bonds[1]	—	62,988,466	—	62,988,466
U.S. Government Agency Mortgages[1]	—	14,933,971	—	14,933,971
U.S. Treasury Obligation[1]	—	100,011	—	100,011
Money Market Fund	10,708,272	—	—	10,708,272

Total Investments	10,708,272	123,710,616	—	134,418,888

Other Financial Instruments[4]
Futures Contracts	27,444	—	—	27,444

Total Assets	10,735,716	123,710,616	—	134,446,332

Seix Virginia Intermediate Municipal Bond Fund
Assets
Municipal Bonds[3]	—	52,383,918	—	52,383,918
Money Market Fund	3,266,950	—	—	3,266,950

Total Investments	3,266,950	52,383,918	—	55,650,868

1	Please see the Schedules for Sector or Country Classifications.

2	For additional information regarding the investments of the underlying RidgeWorth Funds, please call 1-888-784-3863 or visit www.ridgeworthfunds.com.
3	Please see the Schedules for State Classifications.
4	Other Financial Instruments are derivative instruments and depreciation on unfunded loan commitments not reflected in the value of Total Investments in the Schedules, such as credit default swaps, forward foreign currency contracts, futures and interest rate swaps, which are shown at the unrealized appreciation (depreciation) on the instrument.
5	As of December 31, 2016, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board.Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. Each of these securities are Board fair valued securities for the period ended December 31, 2016. The Level 3 securities comprised 0.7% and 0.0% of net assets of Seix Floating Rate High Income Fund and Seix High Income Fund, respectively.

The following is a reconciliation of investments as of December 31, 2016 in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 3/31/2016	Accrued Discounts	Realized Gain	Change in Unrealized Appreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/2016	Net Change in Unrealized Appreciation from Investments Still Held as of 12/31/2016
Seix Floating Rate High Income Fund
Corporate Bonds Oil & Gas	$24,497,837	$10,930	$11,357	$6,703,566	$5,176,973	$(4,066,760)	$—	$—	$32,333,903	$6,703,566

	$24,497,837	$10,930	$11,357	$6,703,566	$5,176,973	$(4,066,760)	$—	$—	$32,333,903	$6,703,566

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. As of December 31, 2016, securities valued at $9,275,133 were transferred from Level 2 to Level 1 pursuant to the Pricing and Valuation Procedures for International Equity Fund. The transfers were a result of certain foreign equity securities including a fair valuation adjustment factor no longer being applied to their equity prices as of December 31, 2016.

(b) Security Transactions — Security transactions are accounted for on a trade date basis.

(c) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation.

(d) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objective, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions at December 31, 2016 are included within each applicable Fund’s Schedule.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Futures Contracts — Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap Contracts — Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swap contracts involves risks that are different from those associated with ordinary portfolio transactions. Swap contracts may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

OTC swap contracts are marked-to-market daily using an independent pricing vendor and changes in value are recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Statement of Assets and Liabilities. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedules of Portfolio Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts.

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contract to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, a Fund generally receives an upfront payment or a stream of payments throughout the term of the swap contracts provided that there is no credit event. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap contract. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap contract if a defined credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed in the Schedules of Portfolio Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. The quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk for CDS contracts on asset-backed securities and credit indices.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these contracts, and that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates.

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based upon quotations from market makers.

The risks of IRS contracts include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(i) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

For Ceredex Mid-Cap Value Equity Fund, International Equity Fund, Silvant Large Cap Growth Stock Fund, Silvant Small Cap Growth Stock Fund, Seix Core Bond Fund, Seix Corporate Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund the value of the security loan obligation is classified as follows as of December 31, 2016:

Ceredex Mid-Cap Value Equity Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$27,959,321	$—	$—	$—	$27,959,321

Total Borrowings	$27,959,321	$—	$—	$—	$27,959,321

Gross amount of recognized liabilities for securities lending transactions					$27,959,321

International Equity Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$10,572	$—	$—	$—	$10,572

Total Borrowings	$10,572	$—	$—	$—	$10,572

Gross amount of recognized liabilities for securities lending transactions					$10,572

Silvant Large Cap Growth Stock Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$975,086	$—	$—	$—	$975,086

Total Borrowings	$975,086	$—	$—	$—	$975,086

Gross amount of recognized liabilities for securities lending transactions					$975,086

Silvant Small Cap Growth Stock Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,343,724	$—	$—	$—	$3,343,724

Total Borrowings	$3,343,724	$—	$—	$—	$3,343,724

Gross amount of recognized liabilities for securities lending transactions					$3,343,724

Seix Core Bond Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$1,741,738	$—	$—	$—	$1,741,738
U.S. Treasury Obligation	10,591,712	—	—	—	10,591,712

Total	$12,333,450	$—	$—	$—	$12,333,450

Total Borrowings	$12,333,450	$—	$—	$—	$12,333,450

Gross amount of recognized liabilities for securities lending transactions					$12,333,450

Seix Corporate Bond Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$633,218	$—	$—	$—	$633,218

Total Borrowings	$633,218	$—	$—	$—	$633,218

Gross amount of recognized liabilities for securities lending transactions					$633,218

Seix High Income Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$11,620	$—	$—	$—	$11,620
Corporate Bonds	33,943,153	—	—	—	33,943,153

Total	$33,954,773	$—	$—	$—	$33,954,773

Total Borrowings	$33,954,773	$—	$—	$—	$33,954,773

Gross amount of recognized liabilities for securities lending transactions					$33,954,773

Seix High Yield Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$368,556	$—	$—	$—	$368,556
Corporate Bonds	20,763,031	—	—	—	20,763,031

Total	$21,131,587	$—	$—	$—	$21,131,587

Total Borrowings	$21,131,587	$—	$—	$—	$21,131,587

Gross amount of recognized liabilities for securities lending transactions					$21,131,587

Seix Total Return Bond Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$8,826,224	$—	$—	$—	$8,826,224
U.S. Treasury Obligation	76,024,036	—	—	—	76,024,036

Total	$84,850,260	$—	$—	$—	$84,850,260

Total Borrowings	$84,850,260	$—	$—	$—	$84,850,260

Gross amount of recognized liabilities for securities lending transactions					$84,850,260

(j) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

(k) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. Therefore, a Fund must have funds sufficient to cover its contractual obligation. In addition, bank loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. As of December 31, 2016, the Funds had no unfunded loan commitments.

(l) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of December 31, 2016, the Funds did not have any restricted securities.

(m) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s NAV if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules of Portfolio Investments.

(n) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign Investment Risks — Certain Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there may be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

For securities subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value.

(p) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments — Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(q) Other Risks — Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

At December 31, 2016, one shareholder owned 100% of Seix Limited Duration Fund. Transaction activities of these shareholders may have a material effect on the respective Fund. Redemptions of these shareholders’ holdings in the Fund may impact the Fund’s liquidity and net asset value. Such redemptions may force the Fund to sell securities.

(r) Master Limited Partnership — Certain Funds may invest in domestic master limited partnership (“MLPs”). MLPs are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for federal income tax purposes. An investment in MLP units involves risks in addition to the risks associated with a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additional risks inherent to investments in MLP units include cash flow risk, tax risk, risk associated with a potential conflict of interest between unit holders and the MLP’s general partner, and capital markets risk. Moreover, the value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain eligibility for partnership tax treatment, or if it is unable to do so because of tax law changes, it could be taxed as a corporation and there could be a material decrease in the value of its securities. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

3. Tax Basis of Investments

As of December 31, 2016 the cost and aggregate gross unrealized appreciation and depreciation on securities were substantially the same for federal income tax purposes on securities and are listed below:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Innovations Global Resources and Infrastructure Fund	$5,454,093	$889,717	$(129,659)	$760,058
Ceredex Large Cap Value Equity Fund	1,680,211,091	495,970,406	(8,276,795)	487,693,611
Ceredex Mid-Cap Value Equity Fund	2,877,530,659	527,138,594	(55,970,992)	471,167,602
Ceredex Small Cap Value Equity Fund	711,413,649	270,614,109	(29,525,752)	241,088,357
Innovative Growth Stock Fund	9,899,222	9,070,019	(595,432)	8,474,587
International Equity Fund	71,701,089	3,180,126	(2,780,666)	399,460
Silvant Large Cap Growth Stock Fund	134,369,176	86,217,770	(4,785,629)	81,432,141
Silvant Small Cap Growth Stock Fund	40,679,169	9,636,470	(2,073,325)	7,563,145
Aggressive Growth Allocation Strategy	5,118,147	1,067,113	(38,903)	1,028,210
Conservative Allocation Strategy	43,926,682	2,403,013	(763,295)	1,639,718
Growth Allocation Strategy	34,690,270	5,978,566	(875,188)	5,103,378
Moderate Allocation Strategy	47,160,233	6,921,275	(294,952)	6,626,323
Seix Core Bond Fund	246,700,468	2,189,817	(3,201,174)	(1,011,357)
Seix Corporate Bond Fund	22,695,050	331,898	(320,978)	10,920
Seix Floating Rate High Income Fund	5,387,899,211	61,079,500	(72,609,342)	(11,529,842)
Seix Georgia Tax-Exempt Bond Fund	102,673,962	3,842,143	(922,913)	2,919,230
Seix High Grade Municipal Bond Fund	85,285,112	2,530,322	(1,380,018)	1,150,304
Seix High Income Fund	647,824,436	25,217,272	(13,388,565)	11,828,707
Seix High Yield Fund	538,284,046	18,555,125	(7,471,199)	11,083,926
Seix Investment Grade Tax-Exempt Bond Fund	509,414,251	17,850,780	(6,538,211)	11,312,569
Seix Limited Duration Fund	6,698,420	11,634	(3,921)	7,713
Seix North Carolina Tax-Exempt Bond Fund	30,462,976	854,180	(246,098)	608,082
Seix Short-Term Bond Fund	60,034,032	39,795	(245,522)	(205,727)
Seix Short-Term Municipal Bond Fund	32,655,185	35,794	(202,470)	(166,676)
Seix Total Return Bond Fund	1,073,683,901	10,838,304	(15,251,826)	(4,413,522)
Seix U.S. Government Securities Ultra-Short
Bond Fund	1,405,514,411	10,014,346	(2,264,658)	7,749,688
Seix U.S. Mortgage Fund	30,563,454	129,591	(246,918)	(117,327)
Seix Ultra-Short Bond Fund	134,339,302	187,890	(108,304)	79,586
Seix Virginia Intermediate Municipal Bond Fund	54,146,069	1,850,282	(345,483)	1,504,799

4. Investments in Affiliated Issuers

Affiliated holdings are holdings in mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. An investment by a Fund representing greater than 10% of the voting securities of an issuer makes that issuer an affiliated holding of the Fund. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers as of December 31, 2016, were as follows:

Underlying Funds	Market Value March 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value December 31, 2016	Share Balance at December 31, 2016	Dividend Income
Aggressive Growth Allocation Strategy
RidgeWorth Capital Innovations Global Resources and Infrastructure Fund - I Shares	$—	$54,090	$ (—)	$—	$1,291	$55,381	4,812	$590
RidgeWorth Ceredex Large Cap Value Equity Fund - IS Shares	1,460,925	100,516	(321,800)	78,671	85,809	1,404,121	84,586	26,261
RidgeWorth Ceredex Mid-Cap Value Equity Fund - IS Shares	569,076	31,394	(100,750)	26,843	34,301	560,864	40,731	21,761
RidgeWorth Ceredex Small Cap Value Equity Fund - I Shares	140,623	53,595	(32,300)	2,459	16,463	180,840	14,106	1,812
RidgeWorth International Equity Fund - IS Shares	344,261	156,267	(55,650)	(4,605)	(5,321)	434,952	47,226	2,125
RidgeWorth Seix Core Bond Fund - IS Shares	307	11	(—)	—	(9)	309	29	9
RidgeWorth Seix Corporate Bond Fund - I Shares	26,354	2,405	(9,560)	(208)	687	19,678	2,296	627
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	8,522	1,462	(5,600)	(57)	451	4,778	546	303
RidgeWorth Seix High Income Fund - IS Shares	8,784	1,676	(3,750)	(148)	880	7,442	1,157	421
RidgeWorth Seix High Yield Fund - I Shares	8,689	1,180	(2,050)	(106)	(7,713)	—	—	187
RidgeWorth Seix High Yield Fund - IS Shares*	—	433	(1,720)	(41)	8,408	7,080	852	178
RidgeWorth Seix Total Return Bond Fund - IS Shares	395,935	12,086	(97,400)	2,088	(9,076)	303,633	29,224	8,316
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund - I Shares	64,857	1,189	(8,000)	(67)	(57,979)	—	—	195
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund - IS Shares*	—	2,344	(13,250)	(107)	58,111	47,098	4,696	238
RidgeWorth Silvant Large Cap Growth Stock Fund - IS Shares	2,145,082	243,419	(464,250)	(4,400)	(199,639)	1,720,212	207,255	—
RidgeWorth Silvant Small Cap Growth Stock Fund - IS Shares	132,837	63,405	(31,950)	(660)	1,740	165,372	18,921	—

Total	$5,306,252	$725,472	$(1,148,030)	$99,662	$(71,596)	$4,911,760	456,437	$63,023

Underlying Funds	Market Value March 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value December 31, 2016	Share Balance at December 31, 2016	Dividend Income
Conservative Allocation Strategy
RidgeWorth Capital Innovations Global Resources and Infrastructure Fund - I Shares	$—	$177,030	$(5,700)	$(37)	$4,920	$176,213	15,310	$2,030
RidgeWorth Ceredex Large Cap Value Equity Fund - IS Shares	5,333,996	235,762	(1,692,800)	111,807	516,329	4,505,094	271,391	86,607
RidgeWorth Ceredex Mid-Cap Value Equity Fund - IS Shares	2,053,609	100,947	(589,800)	77,210	153,213	1,795,179	130,369	71,235
RidgeWorth Ceredex Small Cap Value Equity Fund - I Shares	508,059	190,474	(146,250)	4,657	68,069	625,009	48,753	6,387
RidgeWorth International Equity Fund - IS Shares	1,242,262	511,490	(343,100)	(33,477)	871	1,378,046	149,625	6,879
RidgeWorth Seix Core Bond Fund - IS Shares	8,551	280	(500)	(13)	(226)	8,092	769	232
RidgeWorth Seix Corporate Bond Fund - I Shares	1,067,983	37,491	(335,100)	(8,035)	27,134	789,473	92,121	26,195
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	350,728	13,571	(190,830)	1,285	14,447	189,201	21,623	12,221

RidgeWorth Seix High Income Fund - IS Shares	363,213	25,278	(118,950)	(4,359)	34,427	299,609	46,595	17,301
RidgeWorth Seix High Yield Fund - I Shares	359,242	7,118	(38,600)	530	(328,290)	—	—	7,364
RidgeWorth Seix High Yield Fund - IS Shares*	—	14,924	(78,820)	2,895	347,449	286,448	34,470	7,633
RidgeWorth Seix Total Return Bond Fund - IS Shares	18,263,309	1,086,528	(1,899,000)	(10,673)	(415,500)	17,024,664	1,638,562	436,898
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund - I Shares	2,655,483	8,141	(263,700)	(1,769)	(2,398,155)	—	—	8,442
RidgeWorth Seix US Government Securities Ultra Short Bond Fund - IS Shares*	—	25,393	(530,000)	(4,001)	2,401,833	1,893,225	188,756	10,153
RidgeWorth Silvant Large Cap Growth Stock Fund - IS Shares	7,803,743	716,960	(2,337,400)	(286,269)	(367,804)	5,529,230	666,172	—
RidgeWorth Silvant Small Cap Growth Stock Fund - IS Shares	478,779	223,450	(148,150)	(49,998)	59,632	563,713	64,498	—

Total	$40,488,957	$3,374,837	$(8,718,700)	$(200,247)	$118,349	$35,063,196	3,369,014	$699,577

Underlying Funds	Market Value March 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value December 31, 2016	Share Balance at December 31, 2016	Dividend Income
Growth Allocation Strategy
RidgeWorth Capital Innovations Global Resources and Infrastructure Fund - I Shares	$—	$312,297	$(5,100)	$148	$6,946	$314,291	27,306	$3,297
RidgeWorth Ceredex Large Cap Value Equity Fund - IS Shares	8,957,381	356,257	(2,149,500)	469,623	465,028	8,098,789	487,879	149,019
RidgeWorth Ceredex Mid-Cap Value Equity Fund - IS Shares	3,466,626	192,006	(780,100)	195,934	136,739	3,211,205	233,203	122,630
RidgeWorth Ceredex Small Cap Value Equity Fund - I Shares	856,181	301,946	(202,650)	38,622	66,995	1,061,094	82,769	10,407
RidgeWorth International Equity Fund - IS Shares	2,099,109	879,415	(457,200)	(61,374)	3,248	2,463,198	267,448	11,839
RidgeWorth Seix Core Bond Fund - IS Shares	2,809	96	(—)	—	(87)	2,818	268	80
RidgeWorth Seix Corporate Bond Fund - I Shares	286,705	9,179	(53,175)	(1,593)	5,705	246,821	28,801	7,198
RidgeWorth Seix
Floating Rate High Income Fund - IS Shares	93,273	4,276	(42,100)	5,884	(1,685)	59,648	6,817	3,289
RidgeWorth Seix High Income Fund - IS Shares	97,783	7,626	(19,675)	(1,057)	9,047	93,724	14,576	4,686
RidgeWorth Seix High Yield Fund - I Shares	95,690	1,841	(8,025)	83	(89,589)	—	—	1,907
RidgeWorth Seix High Yield Fund - IS Shares*	—	6,674	(12,400)	212	95,237	89,723	10,797	2,122
RidgeWorth Seix Total Return Bond Fund - IS Shares	4,898,755	140,735	(459,000)	8,873	(126,210)	4,463,153	429,562	114,645
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund - I Shares	711,041	2,114	(60,550)	(403)	(652,202)	—	—	2,195
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund - IS Shares*	—	8,902	(68,000)	(512)	652,510	592,900	59,113	2,837
RidgeWorth Silvant Large Cap Growth Stock Fund - IS Shares	13,123,312	1,311,638	(3,343,500)	(139,989)	(1,034,895)	9,916,566	1,194,767	—
RidgeWorth Silvant Small Cap Growth Stock Fund - IS Shares	805,071	358,471	(194,850)	(11,124)	14,306	971,874	111,198	—

Total	$35,493,736	$3,893,473	$(7,855,825)	$503,327	$(448,907)	$31,585,804	2,954,504	$436,151

Underlying Funds	Market Value March 31, 2016	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value December 31, 2016	Share Balance at December 31, 2016	Dividend Income
Moderate Allocation Strategy
RidgeWorth Capital Innovations Global Resources and Infrastructure Fund - I Shares	$—	$312,275	$	(—)	$—	$7,069	$319,344	27,745	$3,275
RidgeWorth Ceredex Large Cap Value Equity Fund - IS Shares	9,155,333	418,995		(2,402,500)	554,490	439,438	8,165,756	491,913	151,283
RidgeWorth Ceredex Mid-Cap Value Equity Fund - IS Shares	3,529,675	163,834		(818,600)	254,958	101,464	3,231,331	234,665	124,030
RidgeWorth Ceredex Small Cap Value Equity Fund - I Shares	873,622	303,415		(200,450)	43,864	69,666	1,090,117	85,033	10,764
RidgeWorth International Equity Fund - IS Shares	2,138,257	854,993		(468,700)	(33,459)	(14,761)	2,476,330	268,874	11,981
RidgeWorth Seix Core Bond - IS Shares	7,647	193		(2,300)	(87)	(58)	5,395	512	161
RidgeWorth Seix Corporate Bond Fund - I Shares	770,788	21,015		(166,500)	(3,994)	15,902	637,211	74,354	18,485
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	254,453	8,434		(121,925)	17,522	(6,357)	152,127	17,386	8,471
RidgeWorth Seix High Income Fund - IS Shares	264,632	11,894		(56,450)	(2,616)	23,572	241,032	37,486	12,057
RidgeWorth Seix High Yield Fund - I Shares	259,521	4,923		(41,350)	632	(223,726)	—	—	5,093
RidgeWorth Seix High Yield Fund - IS Shares*	—	5,466		(13,000)	288	238,419	231,173	27,819	5,335
RidgeWorth Seix Total Return Bond Fund - IS Shares	13,174,330	354,217		(2,402,000)	189,914	(453,902)	10,862,559	1,045,482	285,940
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund - I Shares	1,917,741	5,612		(301,800)	(746)	(1,620,807)	—	—	5,819
RidgeWorth Seix US Government Securities Ultra Short Bond Fund - IS Shares*	—	7,266		(100,500)	(316)	1,620,614	1,527,064	152,250	7,104
RidgeWorth Silvant Large Cap Growth Stock Fund - IS Shares	13,403,070	1,250,663		(3,485,000)	(71,055)	(1,091,572)	10,006,106	1,205,555	—
RidgeWorth Silvant Small Cap Growth Stock Fund - IS Shares	823,866	347,530		(193,200)	(2,957)	13,562	988,801	113,135	—

Total	$46,572,935	$4,070,725		$(10,774,275)	$946,438	$(881,477)	$39,934,346	3,782,209	$649,798

*	IS Shares commenced operations on August 1, 2016.

5. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined, except as set forth below, that there are no material events that would require disclosure through this date.

On December 16, 2016, Virtus Investment Partners, Inc. entered into an agreement to acquire all outstanding equity securities of the Investment Adviser from Lightyear Capital. As a result, shareholders of each Fund (except the RidgeWorth Aggressive Growth Allocation Strategy and the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund) will vote at a special meeting of shareholders of the Trust whether to approve an agreement and plan of reorganization pursuant to which each Fund will be reorganized into a newly created series of the Virtus Asset Trust (the “Plan”). The special meeting of shareholders is scheduled for May 9, 2017. The Board has approved the Plan and recommends that shareholders of each Fund approve the Plan.

On December 14, 2016, the Board of the Trust approved a Plan of Liquidation for the RidgeWorth Aggressive Growth Allocation Strategy pursuant to which the Fund will be liquidated on or about March 17, 2017.

The Capital Innovations Global Resources and Infrastructure Fund is currently under review as management explores future options.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RidgeWorth Funds

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	February 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	February 23, 2017

By:	/s/ Benjamin H. Lowe
Benjamin H. Lowe
Treasurer and Chief Financial Officer

Date:	February 23, 2017